Prospectus

TACTICAL TILT OVERLAY FUND

December 27, 2019,

as supplemented April 30, 2020

⬛	Goldman Sachs Tactical Tilt Overlay Fund

∎	Institutional Shares: TTIFX
∎	Class R6 Shares: TTRFX

It is our intention that beginning on January 1, 2021, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional and Class R6 shareholders. If you hold shares of the Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolio’s transfer agent if you invest directly with the transfer agent.

THE SECURITIES AND EXCHANGE COMMISSION AND COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A PORTFOLIO.

Goldman Sachs Tactical Tilt Overlay Fund—Summary

Investment Objective

The Goldman Sachs Tactical Tilt Overlay Fund (the “Portfolio”) seeks long-term total return.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio.

	Institutional	Class R6
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.72%	0.72%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.07%	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses[1]	0.94%	0.93%
Fee Waivers and Expense Limitation[2]	(0.07)%	(0.07)%
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation[1]	0.87%	0.86%

[1]

The “Total Annual Portfolio Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights which reflect the operating expenses of the Portfolio and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]

The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests, except those management fees it earns from the Portfolio’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary (as defined below) at an annual rate of 0.42% of the Subsidiary’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Portfolio’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The management fee waiver arrangement with respect to affiliated fund fees and expense limitation arrangement will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional and Class R6 Shares of the Portfolio for the time periods indicated and then redeem all of your Institutional and Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Shares	$89	$293	$513	$1,148

Class R6 Shares	$88	$289	$508	$1,137

Portfolio Turnover

The Portfolio does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined below). However, the Portfolio and the Underlying Funds pay transaction costs when they buy and sell other securities or instruments (i.e., “turn over” their portfolios). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Underlying Fund and its shareholders, including the Portfolio, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual Portfolio operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2019 was 46% of the average value of its portfolio.

Principal Strategy

The Portfolio seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Tilts”) generated by the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). Investment Strategy Group Tactical Tilt recommendations are recommendations to overweight or underweight exposures to certain asset classes, with such overweighting and underweighting to be funded from a “funding source” from which assets should be reallocated. The Investment Strategy Group will consider, among other things, the stand-alone risk/reward of each investment idea that may become a Tactical Tilt recommendation, how it fits with the Investment Strategy Group’s broader global economic and market views, and its merits compared to other ideas. The Investment Adviser determines in its sole discretion how to implement Tactical Tilt recommendations in the Portfolio.

Tactical Tilts are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, (a) unaffiliated investment companies, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) and (b) affiliated investment companies that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”); (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non-investment grade securities (commonly known as “junk bonds”); (iv) derivatives and (v) commodity investments, primarily through a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Portfolio’s investments may be publicly traded or privately issued or negotiated. The Portfolio may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Portfolio may implement short positions for hedging purposes or to seek to enhance absolute return, and may do so by using swaps or futures, or through short sales of any instrument that the Portfolio may purchase for investment.

The Investment Adviser expects that the Portfolio may invest in one or more of the following Underlying Funds in order to implement Tactical Tilts: Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs Government Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, Goldman Sachs MLP Energy Infrastructure Fund, Goldman Sachs Short Duration Income Fund and Goldman Sachs Short Duration Tax-Free Fund as may be determined by the Investment Adviser from time to time without considering or canvassing the universe of unaffiliated investment companies available.

The Portfolio may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Portfolio’s derivative investments may include but are not limited to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, excess return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and exchange-traded notes. As a result of the Portfolio’s use of derivatives, the Portfolio may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Investment in Cayman Subsidiary.  The Portfolio seeks to gain exposure to the commodities markets by investing in the Subsidiary. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps and excess return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. An option on commodities gives the purchaser the right (and the writer of the option the obligation) to assume a position in a commodity or a specified basket of commodities at a specified exercise price within a specified period of time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the Subsidiary and the Portfolio economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Portfolio nor the Subsidiary invests directly in physical commodities. The Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Exposure to Commodities.  The Portfolio may also gain exposure to commodities by investing in commodity index-linked structured notes, publicly traded partnerships (“PTPs”) and pooled investment vehicles (including ETFs, ETNs and affiliated or unaffiliated investment companies). PTPs are limited partnerships, the interests (or “units”) in which are traded on public exchanges. The Portfolio may invest in PTPs that are commodity pools.

The investments and positions that the Investment Adviser determines to use to implement the Tactical Tilt recommendations will constitute the Portfolio’s only investments, other than its investments in investment-grade fixed income instruments, cash or cash equivalents or other short-term instruments. At any time, and from time to time, a material portion of the Portfolio’s assets may be invested in such instruments, and not for the purpose of implementing Tactical Tilts.

The Portfolio is designed to provide investors with an efficient means of implementing the Tactical Tilts strategy, which is intended to complement an investor’s broader, diversified investment portfolio. A Tactical Tilt strategy should be an appropriately sized portion of an investor’s overall investment portfolio. It is important that investors view an allocation to the Portfolio as a long-term addition to a broader, diversified portfolio and not look to opportunistically time their investments in or redemptions from the Portfolio.

The Portfolio’s benchmark index is the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index. References in the Prospectus to the Portfolio’s benchmark are for informational purposes only and are not an indication of how the Portfolio is managed. The Portfolio’s risk profile is different from that of its benchmark and, as a result, the performance of the Portfolio may not correlate with that of the benchmark.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, AND THE INVESTMENTS IN EACH UNDERLYING FUND, MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

Principal Risks of the Portfolio and the Underlying Funds

Loss of money is a risk of investing in the Portfolio. The investment program of the Portfolio is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Portfolio should not be relied upon as a complete investment program. The Portfolio’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Portfolio will be achieved. Moreover, certain investment techniques which the Portfolio may employ in its investment program can substantially increase the adverse impact to which the Portfolio’s investments may be subject. There is no assurance that the investment processes of the Portfolio will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Portfolio will be exercised in a manner that is successful or that is not adverse to the Portfolio. These risks may also apply to one or more Underlying Funds. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Investors should carefully consider these risks before investing.

The following risks include the principal risks that the Portfolio is exposed to through its direct investments in securities and other instruments, as well as the principal risks of the Underlying Funds. The Portfolio is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Each principal risk listed below is followed by a parenthetical that indicates whether it is a principal risk of the Portfolio, of one or more Underlying Funds, or both. Changes in the particular Underlying Funds in which the Portfolio may invest, and changes in the investments of the Underlying Funds, may cause the Portfolio to be subject to additional or different risks than the risks listed below.

Asset Allocation Risk (The Portfolio).

The Portfolio’s allocations to the various asset classes may cause the Portfolio to underperform other funds with a similar investment objective.

Call/Prepayment Risk (One or more Underlying Funds).

An issuer could exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, an Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Commodity Sector Risk (The Portfolio).

Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary may enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiary’s, and therefore the Portfolio’s, share value to fluctuate.

Concentration Risk (The Portfolio).

If the Portfolio invests a substantial portion of its total assets in issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if its investments were not so concentrated.

Conflict of Interest Risk (One or more Underlying Funds).

Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict an Underlying Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

Counterparty Risk (The Portfolio and one or more Underlying Funds).

Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Portfolio and/or an Underlying Fund enters into uncleared OTC transactions, the Portfolio and/or an Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio and/or an Underlying Fund will sustain losses.

CPIU Measurement Risk (One or more Underlying Funds).

The Consumer Price Index for Urban Consumers (“CPIU”) is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of the Underlying Fund.

Credit/Default Risk (The Portfolio and one or more Underlying Funds).

An issuer or guarantor of fixed income securities held by the Portfolio and/or an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s and/or an Underlying Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. These risks are more pronounced in connection with the Portfolio’s and/or an Underlying Fund’s investments in non-investment grade fixed income securities.

Deflation Risk (One or more Underlying Funds).

An Underlying Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation.” If this occurs, the principal and income of inflation protected securities held by the Underlying Fund would likely decline in price, which could result in losses for the Underlying Fund.

Derivatives Risk (The Portfolio and one or more Underlying Funds).

The Portfolio’s and/or an Underlying Fund’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio and/or an Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Energy Sector Risk (One or more Underlying Funds).

The MLP Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Energy infrastructure master limited partnership (“MLP”) investments, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity price and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy products that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the MLP Energy Infrastructure Fund, which in turn could impact the ability of the Underlying Fund to pay dividends and dramatically impact the value of the Underlying Fund’s investments.

Expenses Risk (The Portfolio).

By investing in pooled investment vehicles (including investment companies, ETFs and money market funds, partnerships and real estate investment trusts (“REITs”) indirectly through the Portfolio), the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Foreign and Emerging Countries Risk (The Portfolio and one or more Underlying Funds).

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio and/or an Underlying Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio and/or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Portfolio and/or an Underlying Fund’s investments in securities of issuers located in emerging markets.

Geographic Risk (The Portfolio and one or more Underlying Funds).

If the Portfolio and/or an Underlying Fund focuses their investments in issuers located in a particular country or geographic region, the Portfolio and/or Underlying Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk (One or more Underlying Funds).

The Global Real Estate Securities Fund and International Real Estate Securities Fund concentrate their investments in the real estate industry, which has historically experienced substantial price volatility. This concentration subjects the Global Real Estate Securities and International Real Estate Securities Funds to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries.

Inflation Protected Securities Risk (One or more Underlying Funds).

The value of inflation protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation protected securities. The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk (The Portfolio and one or more Underlying Funds).

When interest rates increase, fixed income securities or instruments held by the Portfolio and/or an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s and/or an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio and/or an Underlying Fund.

Investing in the Underlying Funds (The Portfolio).

The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser.

Investments in Affiliated Underlying Funds (The Portfolio).

The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments in ETFs (The Portfolio).

The Portfolio may invest directly in unaffiliated ETFs. The ETFs in which the Portfolio may invest are subject to the same risks and may invest directly in the same securities as those of the Underlying Funds, as described below under “Investments of the Underlying Funds.” In addition, the Portfolio’s investments in these unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of a Securities and Exchange Commission (“SEC”) exemptive order or SEC exemptive rule.

Investments of the Underlying Funds (The Portfolio).

Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds.

Large Shareholder Transactions Risk (The Portfolio and one more Underlying Funds).

The Portfolio and/or an Underlying Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio and/or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio and/or Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the NAV and liquidity of the Portfolio and/or Underlying Fund. Similarly, large Portfolio and/or Underlying Fund share purchases may adversely affect the performance of the Portfolio and/or an Underlying Fund to the extent that the Portfolio and/or Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the current expenses of the Portfolio and/or an Underlying Fund being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio and/or Underlying Fund.

Leverage Risk (The Portfolio).

Borrowing and the use of derivatives may result in leverage and may make the Portfolio and/or an Underlying Fund more volatile. The use of leverage may cause the Portfolio and/or an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Portfolio and/or an Underlying Fund can substantially increase the adverse impact to which the Portfolio’s and/or an Underlying Fund’s investment portfolio may be subject.

Liquidity Risk (The Portfolio and one or more Underlying Funds).

The Portfolio and/or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio and/or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio and/or an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Portfolio’s or an Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Portfolio’s and an Underlying Fund’s liquidity.

Loan-Related Investments Risk (The Portfolio and one or more Underlying Funds).

In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become relatively illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become relatively illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Portfolio and/or an Underlying Fund do not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Portfolio and/or an Underlying Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting the Portfolio and/or an Underlying Fund to the creditworthiness of that lender as well. Investors in loans, such as the Portfolio and/or an Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Portfolio and/or Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Portfolio’s and/or Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Portfolio and/or Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. During periods of heightened redemption activity or distressed market conditions, the Portfolio and/or Underlying Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Generally, loans have the benefit of restrictive covenants that limit the ability of the borrower to further encumber its assets or impose other obligations. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

Management Risk (The Portfolio).

A strategy used by the Investment Adviser or an investment adviser to one or more Underlying Funds may fail to produce the intended results.

Market Risk (The Portfolio and one or more Underlying Funds).

The market value of the instruments in which the Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and/or an Underlying Fund and their investments.

Master Limited Partnership Risk (One or more Underlying Funds).

Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Mid-Cap and Small-Cap Risk (One or more Underlying Funds).

Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk (One or more Underlying Funds).

Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk (One or more Underlying Funds).

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. An Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Non-Diversification Risk (One or more Underlying Funds).

Certain Underlying Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, those Underlying Funds may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.

Non-Hedging Foreign Currency Trading Risk (The Portfolio and one or more Underlying Funds).

The Portfolio and one or more Underlying Funds may engage in forward foreign currency transactions for hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations may produce significant losses to the Portfolio and/or an Underlying Fund. Some of these transactions may also be subject to interest rate risk.

Non-Investment Grade Fixed Income Securities Risk (The Portfolio and one or more Underlying Funds).

Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Private Investment in Public Equities (“PIPE”) Risk (One or more Underlying Funds).

The MLP Energy Infrastructure Fund may make PIPE transactions. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the MLP Energy Infrastructure Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The MLP Energy Infrastructure Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended (the “Securities Act”), the securities are “restricted” and cannot be immediately resold into the public markets. The MLP Energy Infrastructure Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. However, the ability of the MLP Energy Infrastructure Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid investments.

Real Estate Industry Risk (One or more Underlying Funds).

Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk (One or more Underlying Funds).

REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Global Real Estate Securities Fund and International Real Estate Securities Fund to effect sales at an advantageous time or without a substantial drop in price.

Short Position Risk (The Portfolio and one or more Underlying Funds).

The Portfolio and/or an Underlying Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Portfolio and/or an Underlying Fund may purchase for investment. Taking short positions involves leverage of the Portfolio’s and/or an Underlying Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Portfolio and/or an Underlying Fund has taken a short position increases, then the Portfolio and/or an Underlying Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent that the Portfolio and/or an Underlying Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Portfolio and/or an Underlying Fund to the markets and therefore could magnify changes to the Portfolio’s and/or an Underlying Fund’s NAV.

Sovereign Default Risk (The Portfolio and one or more Underlying Funds).

An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

State/Territory Specific Risk (One or more Underlying Funds).

Certain Underlying Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Underlying Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Stock Risk (The Portfolio and one or more Underlying Funds).

Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Strategy Risk (One or more Underlying Funds).

The MLP Energy Infrastructure Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the MLP Energy Infrastructure Fund and its shareholders.

Subsidiary Risk (The Portfolio).

The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Portfolio.

Swaps Risk (The Portfolio).

In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Tax Risk (The Portfolio).

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the Portfolio has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Portfolio intends to limit its investments in commodity index-linked structured notes.

The IRS recently issued final regulations that would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion (the “Subpart F Distribution Rule”) or (ii) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

In reliance on an opinion of counsel (“Tax Opinion”), the Portfolio may gain exposure to the commodity markets through investments in the Subsidiary. As a condition to receiving the Tax Opinion, the Portfolio already seeks to satisfy the Subpart F Distribution Rule.

The tax treatment of the Portfolio’s investments in the Subsidiary could affect whether income derived from such investment is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio. If the IRS were to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” the Portfolio may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

Tax Risk (One or more Underlying Funds).

Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect certain Underlying Funds’ net asset values and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

Tax Consequences Risk (One or more Underlying Funds).

An Underlying Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the Underlying Fund’s gross income.

Treasury Inflation Protected Securities Risk (One or more Underlying Funds).

The value of inflation protected securities issued by the U.S. Treasury (“TIPS”) generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

U.S. Government Securities Risk (The Portfolio and one or more Underlying Funds).

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds.  A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of the Prospectus is provided beginning on page 18 of the Prospectus.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Institutional and Class R6 Shares compare to those of a broad-based securities market index. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the 9-month period ended September 30, 2019 was 4.81% Best Quarter Q1 ’15 +5.75% Worst Quarter Q3 ’15 –4.75%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	Since Inception
Institutional Shares (Inception 7/31/14)
Returns Before Taxes	–2.45%	0.95%
Returns After Taxes on Distributions	–2.45%	0.13%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–1.45%	0.36%
ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.95%
Class R6 Shares (Inception 12/29/17)*
Returns	–2.47%	0.94%
ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.95%

*

Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The after–tax returns are for Institutional Shares only. The after–tax returns for Class R6 Shares will vary. After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after–tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after–tax returns shown are not relevant to investors who hold Portfolio shares through tax–deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Sergey Kraytman, Managing Director—Global Portfolio Solutions, has managed the Portfolio since 2014; David Hale, CFA, Vice President—Global Portfolio Solutions, has managed the Portfolio since 2015; and Siwen Wu, Vice President—Global Portfolio Solutions, has managed the Portfolio since 2019.

Buying and Selling Portfolio Shares

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Institutional or Class R6 Shares.

You may purchase and redeem (sell) shares of the Portfolio on any business day through certain intermediaries that have a relationship with Goldman Sachs & Co. LLC (“Goldman Sachs”), including banks, trust companies, brokers, registered investment advisers and other financial institutions authorized to accept, on behalf of the Portfolio, purchase and exchange orders and redemption requests placed by or on behalf of their customers (“Intermediaries”). Institutional Shares of the Portfolio are offered exclusively to (i) clients of Goldman Sachs Private Wealth Management (“GS PWM”), (ii) portfolio managers that, at the time of purchase, are members of the Global Portfolio Solutions (“GPS”) Team, and (iii) certain institutional clients of the Investment Adviser. Class R6 Shares of the Portfolio are offered exclusively to (i) portfolio managers that, at the time of purchase, are members of the GPS Team and (ii) certain institutional clients of the Investment Adviser.

Tax Information

The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through an Intermediary, the Portfolio and/or its related companies may pay the Intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Investment Management Approach

INVESTMENT OBJECTIVE

The Portfolio seeks long-term total return. The Portfolio’s investment objective may be changed without shareholder approval upon 60 days’ notice.

PRINCIPAL INVESTMENT STRATEGY

Tactical Tilt Overlay Fund

The Portfolio seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Tilts”) generated by the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). Investment Strategy Group Tactical Tilt recommendations are recommendations to overweight or underweight exposures to certain asset classes, with such overweighting and underweighting to be funded from a “funding source” from which assets should be reallocated. The Investment Strategy Group will consider, among other things, the stand-alone risk/reward of each investment idea that may become a Tactical Tilt recommendation, how it fits with the Investment Strategy Group’s broader global economic and market views, and its merits compared to other ideas. The Investment Adviser determines in its sole discretion how to implement Tactical Tilt recommendations in the Portfolio.

Tactical Tilts are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, (a) unaffiliated investment companies, ETFs and ETNs and (b) the Underlying Funds; (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non-investment grade securities (commonly known as “junk bonds”); (iv) derivatives and (v) commodity investments, primarily through the Subsidiary. The Portfolio’s investments may be publicly traded or privately issued or negotiated. The Portfolio may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Portfolio may implement short positions for hedging purposes or to seek to enhance absolute return, and may do so by using swaps or futures, or through short sales of any instrument that the Portfolio may purchase for investment.

The Investment Adviser expects that the Portfolio may invest in one or more of the following Underlying Funds in order to implement Tactical Tilts: Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs Government Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, Goldman Sachs MLP Energy Infrastructure Fund, Goldman Sachs Short Duration Income Fund and Goldman Sachs Short Duration Tax-Free Fund as may be determined by the Investment Adviser from time to time without considering or canvassing the universe of unaffiliated investment companies available.

The Portfolio may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or OTC and may or may not be centrally cleared. The Portfolio’s derivative investments may include but are not limited to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, excess return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and exchange-traded notes. As a result of the Portfolio’s use of derivatives, the Portfolio may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Investment in Cayman Subsidiary.  The Portfolio seeks to gain exposure to the commodities markets by investing in the Subsidiary. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure

INVESTMENT MANAGEMENT APPROACH

by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps and excess return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. An option on commodities gives the purchaser the right (and the writer of the option the obligation) to assume a position in a commodity or a specified basket of commodities at a specified exercise price within a specified period of time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the Subsidiary and the Portfolio economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Portfolio nor the Subsidiary invests directly in physical commodities. The Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Exposure to Commodities.  The Portfolio may also gain exposure to commodities by investing in commodity index-linked structured notes, PTPs and pooled investment vehicles (including ETFs, ETNs and affiliated or unaffiliated investment companies). PTPs are limited partnerships, the interests (or “units”) in which are traded on public exchanges. The Portfolio may invest in PTPs that are commodity pools.

The investments and positions that the Investment Adviser determines to use to implement the Tactical Tilt recommendations will constitute the Portfolio’s only investments, other than its investments in investment-grade fixed income instruments, cash or cash equivalents or other short-term instruments. At any time, and from time to time, a material portion of the Portfolio’s assets may be invested in such instruments, and not for the purpose of implementing Tactical Tilts.

The Portfolio is designed to provide investors with an efficient means of implementing the Tactical Tilts strategy, which is intended to complement an investor’s broader, diversified investment portfolio. A Tactical Tilt strategy should be an appropriately sized portion of an investor’s overall investment portfolio. It is important that investors view an allocation to the Portfolio as a long-term addition to a broader, diversified portfolio and not look to opportunistically time their investments in or redemptions from the Portfolio.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), commercial paper rated at least A-2 by Standard & Poor’s Rating Services (“Standard & Poor’s”), P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable credit rating by another NRSRO (or if unrated, determined by the Investment Adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, certain ETFs and other investment companies and cash items. When the Portfolio’s assets are invested in such instruments, the Portfolio may not be achieving its investment objective.

The Portfolio’s benchmark index is the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”). The Index tracks the performance of a synthetic asset paying the London Interbank Offered Rate (“LIBOR”) to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. References in the Prospectus to the Portfolio’s benchmark are for informational purposes only and are not an indication of how the Portfolio is managed.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, AND THE INVESTMENTS IN EACH UNDERLYING FUND, MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

In addition, the Portfolio’s investment objective and all policies not specifically designated as fundamental in the Prospectus or the SAI are non-fundamental and may be changed without shareholder approval. If there is a change in the Portfolio’s investment objective, you should consider whether the Portfolio remains an appropriate investment in light of your then current financial position and needs.

GSAM Investment Philosophy

The Investment Strategy Group, a group of researchers, economists, and strategists within Goldman Sachs, is responsible for generating Tactical Tilt recommendations for Goldman Sachs and its clients by employing a range of fundamental, quantitative, and technical analyses at macro, regional, country and sector levels. The Investment Strategy Group has been generating Tactical Tilt recommendations since 2001.

The Portfolio will not necessarily track the Investment Strategy Group’s Tactical Tilt recommendations; rather, the Investment Adviser will have complete and final discretion as to whether any Investment Strategy Group Tactical Tilt recommendation will be implemented within the Portfolio. The Investment Adviser will evaluate the Investment Strategy Group’s Tactical Tilt recommendation and determine whether such Investment Strategy Group Tactical Tilt recommendation should be implemented. The Investment Adviser will consider, among other things, the conviction of the Investment Adviser’s views about the Tactical Tilt, the number and type of Tactical Tilts that are being implemented in the Portfolio at the time, the merits of the Tactical Tilt recommendation compared to other Tactical Tilts already implemented in the Portfolio’s portfolio and risk management considerations. It is expected that not all of the Investment Strategy Group’s Tactical Tilt recommendations will be implemented within the Portfolio. In addition, the Investment Adviser may not implement Tactical Tilts in the same magnitude or utilize the same implementation techniques.

With respect to the Investment Strategy Group Tactical Tilt recommendations that the Investment Adviser determines to implement within the Portfolio, the Investment Adviser will determine, in its sole discretion, the timing and the sizing of each Tactical Tilt implemented by the Portfolio and the structure, instruments and techniques that will be used to implement the Investment Strategy Group’s Tactical Tilt recommendation within the Portfolio. The structure, method and instruments used to implement a Tactical Tilt within the Portfolio may differ from those recommended by the Investment Strategy Group. The Investment Adviser also does not expect to consider the funding source as an Investment Strategy Group Tactical Tilt recommendation unless the Investment Strategy Group Tactical Tilt recommendation includes a recommendation to underweight exposure to the asset class selected as the funding source.

One of the core tenets of the Portfolio’s strategy is value investing. As such, the Tactical Tilts approach used by the Investment Adviser depends on patient capital. For example, in periods of market stress the Portfolio may look to be a provider of liquidity to the market to the extent that it can identify dislocations that present potentially attractive entry points for a new Tactical Tilt or a change to an existing position. Thus, the Portfolio potentially may be adding to a shareholder’s overall portfolio risk at a time when market risk already is independently increasing. The potential ability to profitably capitalize on any such dislocation(s) requires patient capital as it is often the time when market participants wish to reduce risk that the most attractive Tactical Tilt opportunities present themselves. There is no guarantee that an investment in the Portfolio or any such Tactical Tilt(s) will be profitable. Investors should carefully evaluate the risks and potential rewards involved with the Portfolio’s tactical asset allocation strategy and incorporate these considerations when determining their allocation to the Portfolio in the context of their broader, diversified investment portfolio.

ADDITIONAL FEES AND EXPENSES INFORMATION

“Acquired (Underlying) Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Portfolio as the sole shareholder of the Subsidiary and through its ownership of shares in other investment companies.

ADDITIONAL PERFORMANCE INFORMATION

The below is additional information that relates to the “Performance” section of the Portfolio’s summary section.

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of the Portfolio’s Summary section are applicable only to the time period covered by the bar chart.

These definitions apply to the after-tax returns shown in the “Performance” section of the Portfolio’s Summary section.

Average Annual Total Returns Before Taxes.  These returns do not reflect taxes on distributions on the Portfolio’s Shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

Average Annual Total Returns After Taxes on Distributions.  These returns assume that taxes are paid on distributions on the Portfolio’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

INVESTMENT MANAGEMENT APPROACH

Average Annual Total Returns After Taxes on Distributions and Sale of Portfolio Shares.  These returns reflect taxes paid on distributions on the Portfolio’s Institutional Shares and taxes applicable when the shares are redeemed (sold).

Note on Tax Rates.  The after-tax performance figures are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

OTHER INVESTMENT PRACTICES AND SECURITIES

Although the Portfolio’s principal investment strategies are described in the Portfolio’s Summary—Principal Strategy section of the Prospectus, the following tables identify some of the investment techniques that may (but are not required to) be used by the Portfolio in seeking to achieve its investment objective. Numbers in these tables show allowable usage only; for actual usage, consult the Portfolio’s annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A. Portfolio holdings information of the Portfolio may be made available periodically on the Portfolio’s website (http://www.gsamfunds.com). In addition, a description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Portfolio’s SAI.

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio

Tactical Tilt Overlay Fund
Investment Practices

Borrowings	33 1⁄3

Credit, Currency, Equity, Index, Interest Rate, Excess Return, Total Return and Mortgage Swaps and Options on Swaps	•

Cross Hedging of Currencies	•

Custodial Receipts and Trust Certificates	•

Foreign Currency Transactions (including forward contracts)	•

Futures Contracts and Options and Swaps on Futures Contracts	•

Illiquid Investments*	15

Initial Public Offerings (“IPOs”)	•

Interest Rate Caps, Floors and Collars	•

Investment Company Securities (including ETFs)[1]	10

Mortgage Dollar Rolls	•

Options[2]	•

Options on Foreign Currencies	•

Options on Futures	•

Preferred Stock, Warrants and Stock Purchase Rights	•

Repurchase Agreements	•

Reverse Repurchase Agreements (for investment purposes)	•

Securities Lending	33 1⁄3

Short Sales Against the Box	•

Unseasoned Companies	•

When-Issued Securities and Forward Commitments	•

*

Illiquid investments are any investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

[1]

This percentage limitation does not apply to the Portfolio’s investments in investment companies (including ETFs) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

[2]	The Portfolio may sell call and put options and purchase call and put options on securities and securities indices in which it may invest.

INVESTMENT MANAGEMENT APPROACH

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio

Tactical Tilt Overlay Fund
Investment Securities

American, European and Global Depositary Receipts	•

Asset-Backed and Mortgage-Backed Securities[3]	•

Bank Obligations[3,4]	•

Collateralized Loan Obligations	•

Commodity-linked Derivative Instruments	•

Convertible Securities	•

Corporate Debt Obligations and Trust Preferred Securities[3]	•

Equity Investments	•

Emerging Country Securities	•

Fixed Income Securities	•

Foreign Government Securities[3]	•

Foreign Securities	•

Loan Participations and Loan Assignments	•

Mortgage-Backed Securities

Adjustable Rate Mortgage Loans	•

Collateralized Mortgage Obligations	•

Fixed Rate Mortgage Loans	•

Government Issued Mortgage-Backed Securities	•

Multiple Class Mortgage-Backed Securities	•

Privately Issued Mortgage-Backed Securities	•

Stripped Mortgage-Backed Securities	•

Municipal Securities[3]	•

Non-Investment Grade Fixed Income Securities[3,5]	•

Real Estate Investment Trusts (“REITs”)	•

Structured Securities (which may include equity linked notes)	•

Subsidiary Shares[6]	25

Temporary Investments	•

U.S. Government Securities[3]	•

Yield Curve Options and Inverse Floating Rate Securities	•

[3]	Limited by the amount the Portfolio invests in fixed income securities.
[4]	The Portfolio may invest in bank obligations issued by U.S. or foreign banks.
[5]	May be rated BB+ or lower by Standard & Poor’s, Bal or lower by Moody’s or have a comparable credit rating by another NRSRO at the time of investment.
[6]	The Portfolio may invest up to 25% of its total assets in the shares of the Subsidiary.

Description of the Underlying Funds

DESCRIPTION OF THE UNDERLYING FUNDS

The following is a concise description of the investment objectives and practices for each of the Underlying Funds that are currently expected to be used for strategic investment by the Portfolio as of the date of the Prospectus. The Portfolio may also invest in other Underlying Funds not listed below that currently exist or that may become available for investment in the future at the discretion of the Investment Adviser and without shareholder approval or notice. Additional information regarding the investment practices of the Underlying Funds is provided in Appendix A to the Prospectus and in the SAI. The Prospectus is not an offer to sell and is not soliciting an offer to buy any of the Underlying Funds. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio security holdings is available in the SAI. For information regarding the disclosure of an Underlying Fund’s portfolio securities holdings, see the applicable Underlying Fund’s prospectus. Any capitalized terms used but not defined herein shall have their respective meanings as defined in each Underlying Fund’s prospectus.

Underlying Fund	Investment Objective(s)	Principal Investments	Duration or Maturity	Credit Quality	Other Investments
Core Fixed Income Fund	Total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Aggregate Bond Index.	At least 80% of its Net Assets in fixed income securities, including U.S. Government Securities, corporate debt securities, privately issued Mortgage-Backed Securities and asset-backed securities.	Target Duration* = Bloomberg Barclays U.S. Aggregate Bond Index, plus or minus one year.	Minimum = BBB–/Baa3 (at time of purchase)	Foreign fixed income, custodial receipts, municipal and convertible securities, foreign currencies and repurchase agreements collateralized by U.S. Government Securities. Also invests in futures, swaps and other derivatives.
Dynamic Municipal Income Fund	A high level of current income that is exempt from regular federal income tax.	At least 80% of its Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).	Expected Duration* = 2 to 8 years.	Up to 30% of Net Assets rated BB+/Ba1 or below (at time of purchase)	Private activity bonds and non-investment grade securities.
Emerging Markets Debt Fund	A high level of total return consisting of income and capital appreciation.	At least 80% of its Net Assets in sovereign and corporate debt securities and other instruments of issuers in emerging market countries. Such instruments may include credit linked notes and other investments with similar economic exposures.	Target Duration* = J.P. Morgan Emerging Markets Bond Index Global Diversified Index, plus or minus 2 years.	The Fund may invest in securities without regard to credit rating.

All types of foreign and emerging country fixed income securities,

including Brady Bonds and other government-issued debt, interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers, interests in structured securities, fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), loan participations and repurchase agreements with respect to these types of securities.

DESCRIPTION OF THE UNDERLYING FUNDS

Underlying Fund	Investment Objective(s)	Principal Investments	Duration or Maturity	Credit Quality	Other Investments
Enhanced Income Fund	Return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	Primarily invests in a portfolio of U.S. dollar-denominated fixed income securities, including U.S. Government Securities, corporate notes, commercial paper and fixed and floating rate asset-backed securities and foreign securities.	Target Duration* = 9 months, plus or minus one year.	Minimum = BBB (at time of purchase)	Futures, swaps and other derivatives.
Government Income Fund	A high level of current income, consistent with safety of principal.	At least 80% of its Net Assets in U.S. Government Securities and in repurchase agreements collateralized by such securities.	Target Duration* = Bloomberg Barclays U.S. Government/Mortgage Index, plus or minus one year.	Minimum = AAA/Aaa (at time of purchase)	Mortgage-Backed Securities, asset-backed securities, corporate securities, futures, swaps, options on swaps and other derivatives.
High Quality Floating Rate Fund	A high level of current income, consistent with low volatility of principal.

At least 80% of its Net Assets in high quality floating rate or variable rate obligations (i) rated AAA/Aaa at the time of purchase (or the equivalent short term rating for short term obligations such as commercial paper) including repurchase agreements with counterparties rated AAA/Aaa (at the time of purchase) and (ii) U.S. Government Securities, including

Mortgage-Backed Securities, and in repurchase agreements collateralized by U.S. Government Securities.

			Target Duration* = ICE® BofAML® Three-Month U.S. Treasury Bill Index, plus or minus 3 months.	Minimum = AAA/Aaa (at time of purchase)

Fixed rate obligations (subject to the credit quality requirements specified above) and investment grade floating rate or variable rate obligations or other investments.

Also invests in futures, swaps and other derivatives.

High Yield Fund	A high level of current income, and may also consider the potential for capital appreciation.	At least 80% of its Net Assets in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.	Target Duration* = Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index, plus or minus 2.5 years.	At least 80% of Net Assets rated BB+/Ba1 or below (at time of purchase)	Investment grade fixed income securities, including U.S. Government Securities. Also invests in credit default swap indices and other derivatives.
High Yield Floating Rate Fund	A high level of current income.	At least 80% of its Net Assets in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade.	Average Duration* = Credit Suisse Leveraged Loan Index, plus or minus one year.	At least 80% of Net Assets rated BB+/Ba1 or below (at time of purchase)	Fixed income securities, fixed rate corporate bonds, government bonds, convertible debt obligations, mezzanine fixed income investments, investment grade floating or variable rate instruments, preferred stock, repurchase agreements and cash securities. Also invests in credit default swap indices, forward contracts, total return swaps and other derivatives.

Underlying Fund	Investment Objective(s)	Principal Investments	Duration or Maturity	Credit Quality	Other Investments
High Yield Municipal Fund	A high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.	At least 80% Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).	Expected Duration* = Goldman Sachs High Yield Municipal Fund Composite Index, which is comprised of the Bloomberg Barclays Municipal Bond Index (40%) and the Bloomberg Barclays Municipal High Yield Bond Index (60%), plus or minus 2 years.	Majority of Total Assets in BBB/Baa and BB+/Ba1 or below (at time of purchase)	Higher grade fixed income securities, private activity bonds and other investment companies (specifically registered money market funds).
Inflation Protected Securities Fund	Real return consistent with preservation of capital.	At least 80% of its Net Assets in TIPS and other U.S. and non-U.S. Government agencies and corporations.	Target Duration* = Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index, plus or minus 2 years.	N/A	Fixed income securities, including U.S. Government Securities, asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers. Also invests in other derivatives, including futures and inflation-linked swaps.
Investment Grade Credit Fund	A high level of total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Credit Index.	At least 80% of its Net Assets in investment grade fixed income securities.	Target Duration* = Bloomberg Barclays U.S. Credit Index, plus or minus one year.	Minimum = BBB–/Baa3 (at time of purchase)	Corporate securities, U.S. Government Securities, Mortgage-Backed Securities, asset-backed securities and Municipal Securities. Also invests in futures, swaps and other derivatives.
Local Emerging Markets Debt Fund	A high level of total return consisting of income and capital appreciation.	At least 80% of its Net Assets in sovereign and corporate debt securities of issuers in emerging market countries, denominated in the local currency of such emerging countries, and other instruments, including credit linked notes and other investments with similar economic exposure.	Target Duration* = J.P. Morgan Government Bond Index – Emerging Markets Global Diversified Index, plus or minus 2 years.	The Fund may invest in securities without regard to credit rating.	All types of foreign and emerging country fixed income securities, including Brady bonds and other government-issued debt, interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers, fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes, and commercial paper), loan participations, and repurchase agreements with respect to these types of securities.

DESCRIPTION OF THE UNDERLYING FUNDS

Underlying Fund	Investment Objective(s)	Principal Investments	Duration or Maturity	Credit Quality	Other Investments
Short Duration Income Fund	Total return consisting of income and capital appreciation.	At least 80% of its Net Assets in U.S. or foreign fixed income securities, including U.S. Government Securities, corporate debt securities, collateralized loan obligations, Mortgage-Backed Securities, asset-backed securities, high yield non-investment grade fixed income securities, high yield floating rate loans and sovereign and corporate debt securities, and other instruments of issuers in emerging market countries.	Target Duration* = 3.5 years.	Minimum = Generally, BBB–/Baa3 (at time of purchase)	Municipal Securities, custodial receipts, securities of issuers in default and affiliated or unaffiliated investment companies. Also invests in futures, swaps and other derivatives.
Short Duration Tax-Free Fund	A high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.	At least 80% of its Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax.	Expected Duration* = Bloomberg Barclays Municipal Bond 1-3 Year Blend Index, plus or minus 0.5 years.	Minimum = BBB/Baa (at time of purchase)	Private activity bonds and taxable investments.

*	An Underlying Fund’s duration approximates its price sensitivity to changes in interest rates.

Underlying Fund	Investment Objectives	Investment Criteria
Global Real Estate Securities Fund	Total return comprised of long-term growth of capital and dividend income.	At least 80% of its Net Assets in a portfolio of equity investments in issuers that are engaged in or related to the real estate industry (“real estate industry companies”) within and outside the United States. The Fund expects that a substantial portion of its assets will be invested in REITs, REIT-like structures, real estate operating companies or other real estate related investments. The Fund may invest up to 20% of its Net Assets in issuers that are not real estate industry companies and fixed income investments.
International Real Estate Securities Fund	Total return comprised of long-term growth of capital and dividend income.	At least 80% of its Net Assets in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry outside the United States. The Fund expects that a substantial portion of its assets will be invested in REITs, REIT-like structures, real estate operating companies or other real estate related investments. The Fund may invest up to 20% of its total assets in U.S. issuers and fixed income investments.
MLP Energy Infrastructure Fund	Total return through current income and capital appreciation.

At least 80% of its Net Assets in energy infrastructure master limited partnership (“MLP”) investments.

The Fund’s MLP investments may include, but are not limited to: MLPs structured as limited partnerships or limited liability companies; MLPs that are taxed as “C” corporations; institutional units issued by MLP affiliates; “C” corporations that hold significant interests in MLPs; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes, that provide exposure to MLPs.

Energy infrastructure MLPs own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related equipment or services. The Fund’s MLP investments may be of any capitalization size. The Fund may also invest up to 20% of its Net Assets in non-MLP investments, including, without limitation, securities of U.S. and non-U.S. corporations that operate in energy sector or that hold energy assets.

Risks of the Portfolio and the Underlying Funds

Loss of money is a risk of investing in the Portfolio. The principal risks of the Portfolio and the Underlying Funds are discussed in the Summary section of the Prospectus. The following section provides additional information on the risks that apply to the Portfolio and the Underlying Funds.

The investment program of the Portfolio is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Portfolio should not be relied upon as a complete investment program. The Portfolio’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Portfolio will be achieved. Moreover, certain investment techniques which the Portfolio may employ in its investment program can substantially increase the adverse impact to which the Portfolio’s investments may be subject. There is no assurance that the investment processes of the Portfolio will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Portfolio will be exercised in a manner that is successful or that is not adverse to the Portfolio. These risks may also apply to one or more Underlying Funds. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Investors should carefully consider these risks before investing.

Changes in the particular Underlying Funds in which the Portfolio may invest, and changes in the investments of the Underlying Funds, may cause the Portfolio to be subject to additional or different risks than the risks listed below.

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

The following chart displays the risks that the Portfolio is exposed to through its direct investments in securities and other instruments.

✓	Principal Risk
•	Additional Risk

Tactical Tilt Overlay Fund

Absence of Regulation	•

Asset Allocation	✓

Call/Prepayment	•

Commodity Sector	✓

Concentration	✓

Counterparty	✓

Credit/Default	✓

Derivatives	✓

Emerging Countries	✓

Exchange-Traded Notes	•

Expenses	✓

Extension	•

Foreign	✓

Geographic	✓

Initial Public Offering (“IPO”)	•

Interest Rate	✓

Investing in the Underlying Funds	✓

Investment Style	•

Investments in Affiliated Underlying Funds	✓

Investments in ETFs	✓

Investments of the Underlying Funds	✓

Large Shareholder Transactions	✓

Leverage	✓

Liquidity	✓

Loan-Related Investments	✓

Management	✓

Market	✓

Mid-Cap and Small-Cap	•

Mortgage-Backed and Other Asset-Backed Securities	•

Municipal Securities	•

NAV	•

Non-Hedging Foreign Currency Trading	✓

Non-Investment Grade Fixed Income Securities	✓

Publicly Traded Partnerships	•

Real Estate Industry	•

REIT	•

Short Position	✓

Sovereign Default

Economic	✓

Political	✓

Repayment	✓

Stock	✓

Subsidiary	✓

Swaps	✓

Tax	✓

Temporary Investments	•

U.S. Government Securities	✓

The Portfolio is also exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following chart displays the risks associated with investing in each of the Underlying Funds, which are also risks of investing in the Portfolio as a result of its investments in the Underlying Funds.

✓	Principal Risk
•	Additional Risk

	Core Fixed Income Fund	Investment Grade Credit Fund	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund	Inflation Protected Securities Fund	Short Duration Income Fund	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund	Local Emerging Markets Debt Fund

Call/Prepayment	•	•	•	✓	✓	•	✓	•	•	•	•

Collateralized Loan Obligations and Other Collateralized Debt Obligations	•	•	•	•	✓	•	✓	•	•	•	•

Conflict of Interest										✓

Counterparty	•		•	•	•	•	✓	✓			✓

CPIU Measurement						✓

Credit/Default	✓	✓	✓	✓	•	✓	✓	✓	✓	✓	✓

Deflation						✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Distressed Debt								•	•	•	•

Emerging Countries	✓	•				•	✓	✓	•	•	✓

Extension	•	•	•	•	•	•	✓	•	•	•	•

Floating and Variable Rate Obligations	•	•	•	•	✓	•	✓	•	•	✓	•

Foreign	✓	✓	✓		✓	•	✓	✓	✓	✓	✓

Geographic	•							•			•

Inflation Protected Securities			•	•	•	✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓	•	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Leverage	•		•	•	•	•	•

Liquidity	•	•	•	•	•	•	•	✓	✓	✓	✓

Loan-Related Investments		•					✓	•	✓	✓	•

Management	•	•	•	•	•	•	•	•	•	•	•

Market	•	•	•	•	•	•	•	•	•	•	•

Mortgage-Backed and Other Asset-Backed Securities	✓	•	✓	✓	✓	•	✓		•

Municipal Securities	•	✓				•	✓	•	•		•

NAV	•	•	•	•	•	•	•	•	•	•	•

Non-Diversification											✓

Non-Hedging Foreign Currency Trading	•	•				•	•	•	•	•	✓

Non-Investment Grade Fixed Income Securities		•				•	✓	✓	✓	✓	✓

Other Investment Companies		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Portfolio Turnover Rate	✓			✓

Sector	•							•			•

Short Position	✓

Sovereign Default

Economic	•	•	•		•	•	•	✓	•	•	✓

Political	•	•	•		•	•	•	✓	•	•	✓

Repayment	•	•	•		•	•	•	✓	•	•	✓

Tax Consequences						✓

Treasury Inflation Protected Securities	•

U.S. Government Securities	✓	✓	✓	✓	✓	✓	✓	•	•	•	•

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

✓	Principal Risk
•	Additional Risk

	High Yield Municipal Fund	Dynamic Municipal Income Fund	Short Duration Tax-Free Fund	MLP Energy Infrastructure Fund	International Real Estate Securities Fund	Global Real Estate Securities Fund

Call/Prepayment	•	•	•

Credit/Default	✓	✓	✓	✓	•	•

Derivatives	•	•	•	•	•	•

Distressed Debt	•	•	•

Emerging Countries					✓	✓

Energy Sector				✓

Extension	•	•	•

Floating and Variable Rate Obligations	•	•	•

Foreign				✓	✓	✓

Geographic	✓	✓	✓		✓	✓

Geographic and Sector	✓	✓	✓

Industry Concentration					✓	✓

Infrastructure Company				✓

IPO				•	•	•

Interest Rate	✓	✓	✓	•	•	•

Investment Style					•	•

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	•	•

Management	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓

Master Limited Partnership				✓	•	•

Mid-Cap and Small-Cap				✓	•	•

Mortgage Backed and Other Asset Backed Securities					•	•

Municipal Securities	✓	✓	✓

Natural Resources				•

NAV	•	•	•	•	•	•

Non-Diversification				✓	✓

Non-Investment Grade Fixed Income Securities	✓	✓			•	•

Other Investment Company	✓	✓	✓	•

Pre-IPO Investments				•

Private Investment in Public Equity				✓

Real Estate Industry					✓	✓

REIT					✓	✓

Sovereign Default					•	•

State/Territory Specific	✓	✓	✓

Stock				✓	•	•

Strategy				✓

Tax	✓	✓	✓	✓

U.S. Government Securities	•	•	•	•	•	•

The following section provides additional information on the risks that apply to the Portfolio and the Underlying Funds. Each risk listed below is followed by a parenthetical that indicates whether it is a risk of the Portfolio, of one or more Underlying Funds, or both.

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Absence of Regulation Risk (The Portfolio)—The Portfolio engages in OTC transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.

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Asset Allocation Risk (The Portfolio)—The Portfolio’s allocations to the various asset classes may cause the Portfolio to underperform other funds with a similar investment objective. It is possible that the Investment Adviser will allocate Portfolio assets to asset classes that perform poorly or underperform other investments under various market conditions.

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Call/Prepayment Risk (The Portfolio and one or more Underlying Funds)—An issuer could exercise its right to pay principal on an obligation held by the Portfolio and/or an Underlying Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Portfolio and/or an Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

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Collateralized Loan Obligations and Other Collateralized Debt Obligations Risk (One or more Underlying Funds)—An Underlying Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an assetbacked security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) an Underlying Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of an Underlying Fund.

CLOs issue classes or “tranches” that offer various maturity, risk and yield characteristics. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of risk. If there are defaults or the CLO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those of subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. An Underlying Fund’s investments in CLOs principally consist of senior tranches and, to a lesser extent, mezzanine tranches.

Typically, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by an Underlying Fund as illiquid investments and may have limited independent pricing transparency. However, an active dealer market may exist for CLOs that qualify under the Rule 144A “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers, and such CLOs may be characterized by an Underlying Fund as liquid investments.

An Underlying Fund may also invest in collateralized debt obligations (“CDOs”), which are structured similarly to CLOs, but are backed by pools of assets that are debt securities (rather than being limited only to loans), typically including bonds, other structured finance securities (including other asset-backed securities and other CDOs) and/or synthetic instruments. Like CLOs, the risks of an investment in a CDO depend largely on the type and quality of the collateral securities and the tranche of the CDO in which an Underlying Fund invests. CDOs collateralized by pools of asset-backed securities carry the same risks as investments in asset-backed securities directly, including losses with respect to the collateral underlying those asset-backed securities. In addition, certain CDOs may not hold their underlying collateral directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool. Such CDOs entail the risks associated with derivative instruments.

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

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Commodity Sector Risk (The Portfolio)—Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Commodity-linked investments are often offered by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Portfolio’s share value to fluctuate. Although investments in commodities typically move in different directions than traditional equity and debt securities, when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

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Concentration Risk (The Portfolio)—If the Portfolio invests a substantial portion of its total assets in issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if its investments were not so concentrated.

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Conflict of Interest Risk (One or more Underlying Funds)—Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict an Underlying Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

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Counterparty Risk (The Portfolio and one or more Underlying Funds)—Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearinghouse, might not be available in connection with certain OTC transactions. Therefore, in those instances in which the Portfolio and/or an Underlying Fund enters into certain OTC transactions, the Portfolio and/or an Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio and/or an Underlying Fund will sustain losses. However, recent regulatory developments require margin on certain uncleared OTC transactions which may reduce, but not eliminate, this risk.

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CPIU Measurement Risk (One or more Underlying Funds)—The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of an Underlying Fund.

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Credit/Default Risk (The Portfolio and one or more Underlying Funds)—An issuer or guarantor of fixed income securities or instruments held by the Portfolio and/or an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of the Portfolio’s and/or an Underlying Fund’s portfolio securities or instruments may meet the Portfolio’s and/or an Underlying Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Portfolio’s and/or an Underlying Fund’s holdings may impair the Portfolio’s and/or an Underlying Fund’s liquidity and have the potential to cause significant deterioration in NAV. These risks are more pronounced in connection with the Portfolio’s and/or an Underlying Fund’s investments in non-investment grade fixed income securities.

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Deflation Risk (One or more Underlying Funds)—The Inflation Protected Securities Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation”. If this occurs, the principal and income of inflation-protected fixed income securities held by the Fund would likely decline in price, which could result in losses for the Fund.

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Derivatives Risk (The Portfolio and one or more Underlying Funds)—The Portfolio’s and/or an Underlying Fund’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio and/or an Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk and risks arising from margin requirements, which include the risk that the Portfolio and/or an Underlying Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Derivatives may be used for both hedging and non-hedging purposes.

The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If the Investment Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant.

A lack of correlation between changes in the value of derivatives and the value of the portfolio assets (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class.

The Portfolio and/or an Underlying Fund may use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of the Portfolio’s and/or Underlying Fund’s assets and presents various risks. If the value of the instrument or market in which the Portfolio and/or an Underlying Fund has taken a short position increases, then the Portfolio and/or Underlying Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

As an investment company registered with the SEC, the Portfolio and/or an Underlying Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or SEC staff-approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. For more information about these practices, see Appendix A.

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Distressed Debt Risk (One or more Underlying Funds)—When an Underlying Fund invests in obligations of financially troubled companies (sometimes known as “distressed” securities), there exists the risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than such Underlying Fund’s purchase price of such debt obligations. Furthermore, if an anticipated transaction does not occur, an Underlying Fund may be required to sell its investment at a loss or hold its investment pending bankruptcy proceedings in the event the issuer files for bankruptcy.

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Emerging Countries Risk (The Portfolio and one or more Underlying Funds)—Investments in securities of issuers located in emerging countries are subject to the risks associated with investments in foreign securities. In addition, the securities markets of most emerging countries are less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). These risks are not normally associated with investments in more developed countries. For more information about these risks, see Appendix A.

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Energy Sector Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the MLP Energy Infrastructure Fund, which in turn could impact the ability of the Underlying Fund to pay dividends and dramatically impact the value of the Underlying Fund’s investment.

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs. Certain MLPs could, from time to time, be held responsible for implementing remediation measures, the cost of which may not be recoverable from insurance. The MLP Energy Infrastructure Fund will select its investments in MLPs from the current small pool of issuers. Demand for investment opportunities in MLPs that operate energy-related businesses may exceed supply, which could make it difficult to operate the MLP Energy Infrastructure Fund.

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Exchange-Traded Notes Risk (The Portfolio)—ETNs are senior, unsecured, unsubordinated debt securities issued by a sponsoring financial institution. The returns on an ETN are linked to the performance of particular securities, market indices, or strategies, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors may also hold an ETN until maturity. At maturity, the issuer of an ETN pays to the investor a cash amount equal to the principal amount, subject to application of the relevant securities, index or strategy factor. Similar to other debt securities, ETNs have a maturity date and are backed only by the credit of the sponsoring institution. ETNs are subject to credit risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the underlying assets. When the Portfolio invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected. The timing and character of income and gains from ETNs may be affected by future legislation.

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Expenses Risk (The Portfolio)—Because the Portfolio may invest in pooled investment vehicles (including investment companies, ETFs and money market funds, partnerships and real estate investment trusts (“REITs”)), the investor will incur indirectly through the Portfolio not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

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Extension Risk (The Portfolio and one or more Underlying Funds)—An issuer could exercise its right to pay principal on an obligation held by the Portfolio and/or an Underlying Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio and/or an Underlying Fund will also suffer from the inability to reinvest in higher yielding securities.

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Floating and Variable Rate Obligations Risk (One or more Underlying Funds)—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Underlying Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, an Underlying Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects an Underlying Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Underlying Funds may not benefit from increasing interest rates for a significant amount of time.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Underlying Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to an Underlying Fund’s investments resulting from a substitute reference rate may adversely affect the Underlying Fund’s performance and/or NAV.

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Foreign Risk (The Portfolio and one or more Underlying Funds)—When the Portfolio and/or an Underlying Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Portfolio and/or an Underlying Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Portfolio and/or an Underlying Fund, or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Portfolio and/or an Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio and/or an Underlying Fund have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when the Portfolio and/or an Underlying Fund invests in securities of issuers located in emerging countries. For more information about these risks, see Appendix A

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Geographic Risk (The Portfolio and one or more Underlying Funds)—If the Portfolio and/or an Underlying Fund focuses their investments in securities of issuers located in a particular country or geographic region, the Portfolio and/or Underlying Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, or environmental or other developments; or natural disasters.

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Geographic and Sector Risk (One or more Underlying Funds)—If an Underlying Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region, or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Underlying Fund’s investments more than if its investments were not so focused.

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Industry Concentration Risk (One or more Underlying Funds)—The Global Real Estate Securities and International Real Estate Securities Funds concentrate their investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Underlying Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Underlying Funds to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries.

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IPO Risk (The Portfolio and one or more Underlying Funds)—The market value of shares issued in an initial public offering (“IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. The purchase of IPO shares may involve high transaction costs. Investments in IPO shares, which are subject to market risk and liquidity risk, involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. When the Portfolio’s and/or an Underlying Fund’s asset base is small, a significant portion of the Portfolio’s and/or an Underlying Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio and/or an Underlying Fund. As the Portfolio’s and/or an Underlying Fund’s assets grow, the effect of the Portfolio’s and/or an Underlying Fund’s investments in IPOs on the Portfolio’s and/or an Underlying Fund’s performance probably will decline, which could reduce the Portfolio’s and/or an Underlying Fund’s performance.

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Inflation Protected Securities Risk (One or more Underlying Funds)—The value of inflation protected securities (“IPS”) generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. Although the principal value of IPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if an Underlying Fund purchases IPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Underlying Fund may experience a loss if there is a subsequent period of deflation. The U.S. Treasury only began issuing TIPS in 1997, and corporations began issuing corporate inflation protected securities (“CIPS”) even more recently. As a result, the market for such securities may be less developed or liquid, and more volatile, than certain other securities markets. Although IPS with different maturities may be issued in the future, the U.S. Treasury currently issues TIPS in five-year, ten-year and twenty-year maturities, and CIPS are currently issued in five-year, seven-year and ten-year maturities.

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Infrastructure Company Risk (One or more Underlying Funds)—Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks and natural or man-made disasters and other natural risks (including earthquakes, floods, lightning, hurricanes, tsunamis and wind). Infrastructure companies also face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events.
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Interest Rate Risk (The Portfolio and one or more Underlying Funds)—When interest rates increase, fixed income securities or instruments held by the Portfolio and/or an Underlying Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed-income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s and/or an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio and/or an Underlying Fund.

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Investing in the Underlying Funds (The Portfolio)—The investments of the Portfolio are generally concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser. The value of the Underlying Funds’ investments, and the NAVs of the shares of both the Portfolio and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds or the Portfolio invest. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved.

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Investment Style Risk (The Portfolio and one or more Underlying Funds)—Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Portfolio and/or an Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

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Investments in Affiliated Underlying Funds (The Portfolio)—In managing the Portfolio, the Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by the Underlying Funds for advisory, transfer agency and/or principal underwriting services provided. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Board of Trustees (the “Trustees”) and officers of the Goldman Sachs Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter.

Other funds with similar investment strategies may perform better or worse than the Underlying Funds. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

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Investments in ETFs Risk (The Portfolio)—The Portfolio may invest directly in unaffiliated ETFs. The ETFs in which the Portfolio may invest are subject to the same risks and may invest directly in the same securities as those of the Underlying Funds, as described below under “Investments of the Underlying Funds.” In addition, the Portfolio’s investments in these unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

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Investments of the Underlying Funds (The Portfolio)—Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. The Portfolio may invest in Underlying Funds that in turn invest in small and mid-capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Central and South America, Eastern and Central Europe, Africa and the Middle East. The Portfolio may also invest in Underlying Funds that in turn invest in debt securities, including investment grade fixed income securities, emerging market debt securities, inflation protected securities and non-investment grade fixed income securities which are considered speculative (“junk bonds”). In addition, the Underlying Funds may purchase derivative instruments including structured notes; enter into forward currency and options on currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by REITs and other issuers in the real estate industry; purchase restricted securities and illiquid investments; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in Appendix A to the Prospectus and in the SAI.

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Large Shareholder Transactions Risk (The Portfolio and one or more Underlying Funds)—The Portfolio and/or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio and/or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Portfolio and/or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio and/or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the NAV and liquidity of the Portfolio and/or Underlying Fund. Similarly, large Portfolio and/or Underlying Fund share purchases may adversely affect the performance of the Portfolio and/or an Underlying Fund to the extent that the Portfolio and/or Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders, if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the current expenses of the Portfolio and/or an Underlying Fund being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio and/or Underlying Fund.

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Leverage Risk (The Portfolio and one or more Underlying Funds)—Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowings and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio and/or an Underlying Fund uses leverage the sum of the Portfolio’s and/or an Underlying Fund’s investment exposures may significantly exceed the amount of assets invested in the Portfolio and/or an Underlying Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Portfolio and/or an Underlying Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Portfolio and/or an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Portfolio and/or an Underlying Fund can substantially increase the adverse impact to which the Portfolio’s and/or an Underlying Fund’s investment portfolio may be subject.

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Liquidity Risk (The Portfolio and one or more Underlying Funds)—The Portfolio and/or an Underlying Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, the Portfolio and/or an Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio and/or an Underlying Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio’s and/or an Underlying Fund’s value or prevent the Portfolio and/or an Underlying Fund from being able to take advantage of other investment opportunities.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Portfolio and/or an Underlying Fund may attempt to sell fixed income holdings at the same time as the Portfolio and/or an Underlying Fund, which could cause downward pricing pressure and contribute to decreased liquidity.

Because the Portfolio and/or an Underlying Fund may invest in non-investment grade fixed income securities and emerging country issuers, it may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

Liquidity risk may also refer to the risk that the Portfolio and/or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests or other reasons. While the Portfolio and/or an Underlying Fund reserves the right to meet redemption requests through in-kind distributions, the Portfolio and/or an Underlying Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Portfolio and/or an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s and/or an Underlying Fund’s NAV and dilute remaining investors’ interests.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of the Portfolio’s and/or an Underlying Fund’s shares. Redemptions by these shareholders of their shares of the Portfolio and/or an Underlying Fund may further increase the Portfolio’s and/or an Underlying Fund’s liquidity risk and may impact the Portfolio’s and/or an Underlying Fund’s NAV. These shareholders may include, for example, certain participating insurance companies, accounts or Goldman Sachs affiliates, whose buy-sell decisions are controlled by a single decision-maker.

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Loan-Related Investments Risk (The Portfolio and one or more Underlying Funds)—In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Portfolio and/or an Underlying Fund to realize full value in the event of the need to sell a loan investment may be impaired by the lack of an active trading market for certain loans or adverse market conditions limiting liquidity. Loan obligations are not traded on an exchange, and purchasers and sellers rely on certain market makers, such as the administrative agent for the particular loan obligation, to trade that loan obligation. Substantial increases in interest rates may cause an increase in loan obligation defaults. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Portfolio and/or an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the redemption obligations of the Portfolio and/or an Underlying Fund for a period after the sale of the loans, and, as a result, the Portfolio and/or Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. During periods of heightened redemption activity or distressed market conditions, the Portfolio and/or an Underlying Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available). The Portfolio and/or an Underlying Fund may also hold a larger position in cash and cash items to limit the impact of extended trade settlement periods, which may adversely impact the Portfolio’s and/or the Underlying Fund’s performance. In addition, substantial increases in interest rates may cause an increase in loan obligation defaults.

Affiliates of the Investment Adviser may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of such affiliates in the loan markets may restrict the Portfolio’s ability to acquire certain loans, affect the timing of such acquisition, or affect the price at which the loan is acquired.

With respect to loan participations, the Portfolio and/or an Underlying Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Portfolio and/or Underlying Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Portfolio and/or Underlying Fund to the creditworthiness of that lender as well and the ability of the lender to enforce appropriate credit remedies against the borrower. Investors in loans, such as the Portfolio and/or Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Nevertheless, senior loans are usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Generally, loans have the benefit of restrictive covenants that limit the ability of the borrower to further encumber its assets or impose other obligations. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

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Management Risk (The Portfolio and one or more Underlying Funds)—There is no guarantee that the Investment Adviser will make effective decisions with respect to the implementation of Tactical Tilts within the Portfolio. With respect to the Underlying Funds, a strategy used by an investment adviser may fail to produce the intended results. There is no guarantee that the use of various techniques will result in effective investment decisions for the Portfolio and/or an Underlying Fund.

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Market Risk (The Portfolio and one or more Underlying Funds)—The value of the securities in which the Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Portfolio’s and/or an Underlying Fund’s investments may be over-weighted from time to time in one or more sectors or countries, which will increase the Portfolio and/or an Underlying Fund’s exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Portfolio and/or an Underlying Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

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Master Limited Partnership Risk (One or more Underlying Funds)—Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the MLP Energy Infrastructure Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

To the extent a distribution received by an Underlying Fund from an MLP is treated as a return of capital, the Underlying Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Underlying Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require an Underlying Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of an Underlying Fund’s investment in the MLP and lower income to the Underlying Fund.

Under recent tax legislation, individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to taxable income from MLPs. Currently, there is not a regulatory mechanism for regulated investment companies such as the Portfolio to pass through the 20% deduction to shareholders. As a result, in comparison, investors investing directly in MLPs would generally be eligible for the 20% deduction for such taxable income from these investments which investors investing in MLPs held indirectly if any through the Portfolio would not be eligible for the 20% deduction for their share of such taxable income.

MLP Tax Risk (One or more Underlying Funds)—Tax risks associated with investments in the MLP Energy Infrastructure Fund include but are not limited to the following:

MLP Tax Risk Generally. Much of the benefit that the MLP Energy Infrastructure Fund may derive from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains,

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the MLP Energy Infrastructure Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the MLP Energy Infrastructure Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 21%), and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the MLP Energy Infrastructure Fund’s NAV, the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. The MLP Energy Infrastructure Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the MLP Energy Infrastructure Fund’s NAV. The MLP Energy Infrastructure Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the MLP Energy Infrastructure Fund’s NAV. To the extent the MLP Energy Infrastructure Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The MLP Energy Infrastructure Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the MLP Energy Infrastructure Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the MLP Energy Infrastructure Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV. Shareholders who redeem their shares at a NAV that is based on estimates of the MLP Energy Infrastructure Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the MLP Energy Infrastructure Fund’s actual current taxes and tax liability and/or asset balances.

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Mid-Cap and Small-Cap Risk (The Portfolio and one or more Underlying Funds)—The securities of mid-capitalization and small capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Portfolio and/or an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Portfolio’s and/or an Underlying Fund’s portfolio. Generally, the smaller the company size, the greater these risks.

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Mortgage-Backed and Other Asset-Backed Securities Risk (The Portfolio and one or more Underlying Funds)—Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Portfolio and/or an Underlying Fund holds mortgage-backed securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio and/or an Underlying Fund because the Portfolio and/or an Underlying Fund may have to reinvest that money at the lower prevailing interest rates. The Portfolio’s and/or an Underlying Fund’s’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. The Portfolio and/or an Underlying Fund may invest in mortgage-backed securities issued by the U.S. Government. (See “U.S. Government Securities Risk”) To the extent that the Portfolio and/or an Underlying Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commer-

cial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio and/or an Underlying Fund may be subject to additional risks. Timely payment of interest and principal of nongovernmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio and/or an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

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Municipal Securities Risk (The Portfolio and one or more Underlying Funds)—Municipal securities are subject to call/prepayment risk, credit/default risk, extension risk, interest rate risk and certain additional risks. The Portfolio and/or an Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. Certain of the municipalities in which the Portfolio and/or an Underlying Fund invests may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Portfolio and/or an Underlying Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Portfolio and/or an Underlying Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the lease property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Portfolio and/or an Underlying Fund’s loss.

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Natural Resources Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund may invest in MLPs and companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies. The MLP Energy Infrastructure Fund’s investments in natural resources issuers (including MLPs) will be subject to the risk that prices of these investments may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation. Investments in natural resources issuers can be significantly affected by changes in the supply of or demand for natural resources. The value of investments in natural resources issuers may be adversely affected by a change in inflation.

⬛	NAV Risk (The Portfolio and one or more Underlying Funds)—The NAV of the Portfolio and/or an Underlying Fund and the value of your investment may fluctuate.
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Non-Diversification Risk (One or more Underlying Funds)—The Emerging Markets Debt Fund, Local Emerging Markets Debt Fund, International Real Estate Securities Fund, and MLP Energy Infrastructure Fund are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, the Emerging Markets Debt Fund, Local Emerging Markets Debt Fund, International Real Estate Securities Fund, and MLP Energy Infrastructure Fund may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

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Non-Hedging Foreign Currency Trading Risk (The Portfolio and one or more Underlying Funds)—The Portfolio and/or an Underlying Fund may engage in forward foreign currency transactions for hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations may produce significant losses to the Portfolio and/or an Underlying Fund. Some of the transactions may also be subject to interest rate risk.

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Non-Investment Grade Fixed Income Securities Risk (The Portfolio and one or more Underlying Funds)—Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

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Other Investment Company Risk (One or more Underlying Funds)—By investing in other investment companies (including exchange-traded funds (“ETFs”)) indirectly through the MLP Energy Infrastructure Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne the Fund. In addition, the MLP Energy Infrastructure Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

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Portfolio Turnover Rate Risk (One or more Underlying Funds)—An Underlying Fund may engage in active and frequent trading of portfolio securities to pursue their principal investment strategies. A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by an Underlying Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

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Pre-IPO Investments Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund may invest in privately held companies, including companies that may issue shares in IPOs. Investments in pre-IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are less liquid and difficult to value, and there is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects. Although there is a potential the pre-IPO shares that the MLP Energy Infrastructure Fund buys may increase in value if the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investments to decrease significantly. Moreover, because pre-IPO shares are generally not freely or publicly tradeable, the MLP Energy Infrastructure Fund may not have access to purchase or the ability to sell these shares in the amounts or at the prices the Fund desires. The companies that the MLP Energy Infrastructure Fund anticipates holding successful IPOs may not ever issue shares in an IPO and a liquid market for their shares may never develop, which may negatively affect the price at which the Fund can sell these shares and make it more difficult to sell these shares, which could also adversely affect the Fund’s liquidity.

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Private Investment in Public Equities Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund may make private investments in public equities (“PIPE”). PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the MLP Energy Infrastructure Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, the MLP Energy Infrastructure Fund may bear the price risk from the time of pricing until the time of closing. The MLP Energy Infrastructure Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. The MLP Energy Infrastructure Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. Accordingly, PIPE securities may be deemed illiquid. However, the ability of the MLP Energy Infrastructure Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective covering the resale, from time to time, of the shares sold in the private financing and the issuer’s right to suspend the MLP Energy Infrastructure Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid investments.

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Publicly Traded Partnerships Risk (The Portfolio)—The PTPs in which the Portfolio intends to invest are limited partnerships, the interests (or “units”) in which are traded on public exchanges, just like ETFs. The Portfolio will invest primarily in PTPs that are commodity pools. In addition to the risks associated with the underlying assets and exposures within a PTP (which in the case of the Portfolio’s expected PTP investments, include derivatives and commodity sector risks), risks of investments in PTPs may include, among others, dependence upon specialized skills of the PTP’s manager, potential lack of liquidity, and limitations on voting and distribution rights.

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Real Estate Industry Risk (The Portfolio and one or more Underlying Funds)—The Portfolio is subject to certain risks associated with real estate in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing; variations in rental income, neighborhood values or the appeal of property to tenants; limits on rents; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. In addition, real estate industry companies that hold mortgages may be affected by the quality of any credit extended. Real estate industry companies are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative underperformance and out-performance in comparison to equity securities markets in general.

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REIT Risk (The Portfolio and one or more Underlying Funds)—Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Portfolio to effect sales at an advantageous time or without a substantial drop in price.

Under recent tax legislation, individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to ordinary dividends received from REITs (“qualified REIT dividends”). The IRS has recently issued proposed regulations permitting a regulated investment company (such as the Portfolio) to pass through to its shareholders qualified REIT dividends eligible for the 20% deduction.

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Sector Risk (One or more Underlying Funds)—To the extent an Underlying Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Underlying Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

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Short Position Risk (The Portfolio and one or more Underlying Funds)—The Portfolio and/or an Underlying Fund may use derivatives, including options, futures and swaps, to implement short positions and may engage in short selling. Taking short positions and short selling involve leverage of the Portfolio’s and/or an Underlying Fund’s assets and presents various risks. If the value of the instrument or market in which the Portfolio and/or an Underlying Fund has taken a short position increases, then the Portfolio and/or an Underlying Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a third party. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the counterparty to a short transaction may fail to honor its contract terms, causing a loss to the Portfolio and/or an Underlying Fund.

In order to sell an instrument short, directly establish a short position in a security, the Portfolio and/or an Underlying Fund must first borrow the instrument from a lender, such as a broker or other institution. The Portfolio and/or an Underlying Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Portfolio and/or an Underlying Fund may be unable to implement its investment strategy due to the lack of available instruments or for other reasons.

After selling a borrowed instrument, the Portfolio and/or an Underlying Fund is then obligated to “cover” the short sale by purchasing and returning the instrument to the lender on a later date. The Portfolio and/or an Underlying Fund cannot guarantee that the instrument necessary to cover a short position will be available for purchase at the time the Portfolio and/or an Underlying Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. If the borrowed security has appreciated in value, the Portfolio and/or an Underlying Fund will be required to pay more for the replacement instrument than the amount it received for selling the instrument short. Moreover, purchasing an instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the instrument sold short increases and the price may rise indefinitely. To the extent the Portfolio and/or an Underlying Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

of the Portfolio and/or an Underlying Fund to the markets and therefore could magnify changes to the Portfolio’s and/or an Underlying Fund’s NAV. If the price of a borrowed instrument declines before the short position is covered, the Portfolio and/or an Underlying Fund may realize a gain. The Portfolio’s and/or an Underlying Fund’s gain on a short sale, before transaction and other costs, is generally limited to the difference between the price at which it sold the borrowed instrument and the price it paid to purchase the instrument to return to the lender.

While the Portfolio and/or an Underlying Fund has an open short position, it is subject to the risk that the instrument’s lender will terminate the loan at a time when the Portfolio and/or an Underlying Fund is unable to borrow the same instrument from another lender. If this happens, the Portfolio and/or an Underlying Fund may be required to buy the replacement instrument immediately at the instrument’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the instrument to close out the short position.

Short sales also involve other costs. The Portfolio and/or an Underlying Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow an instrument, the Portfolio and/or an Underlying Fund may be required to pay a premium. The Portfolio and/or an Underlying Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Portfolio and/or an Underlying Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Portfolio and/or an Underlying Fund may be required to pay in connection with the short sale.

Until the Portfolio and/or an Underlying Fund replaces a borrowed instrument, the Portfolio and/or an Underlying Fund may be required to maintain short sale proceeds with the lending broker as collateral. Moreover, the Portfolio and/or an Underlying Fund will be required to make margin payments to the lender during the term of the borrowing if the value of the security it borrowed (and short sold) increases. Thus, short sales involve credit exposure to the broker that executes the short sales. In the event of the bankruptcy or other similar insolvency with respect to a broker with whom the Portfolio and/or an Underlying Fund has an open short position, the Portfolio and/or an Underlying Fund may be unable to recover, or delayed in recovering, any margin or other collateral held with or for the lending broker. In addition, the Portfolio and/or an Underlying Fund is required to identify on its books, liquid assets (less any additional collateral held by the broker, not including the short sale proceeds) to cover short sale obligations, marked-to-market daily. The requirement to identify liquid assets limits the Portfolio’s and/or an Underlying Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such identification may also limit the Portfolio’s and/or an Underlying Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

⬛

Sovereign Default Risk (The Portfolio and one or more Underlying Funds)—The issuer of the non-U.S. sovereign debt held by the Portfolio and/or an Underlying Fund or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

⬛

Economic Risk—The risks associated with the general economic environment of a country. These can encompass, among other things, low quality and growth rate of Gross Domestic Product (“GDP”), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current account deficits as a percentage of GDP.

⬛

Political Risk—The risks associated with the general political and social environment of a country. These factors may include, among other things, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

⬛

Repayment Risk—A country may be unable to pay its external debt obligations in the immediate future. Repayment risk factors may include, but are not limited to, high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable exchange rate structure.

⬛

State/Territory Specific Risk (One or more Underlying Funds)—The Underlying Funds’ investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect an Underlying Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

⬛

Stock Risk (The Portfolio and one or more Underlying Funds)—Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced substantial periods of price volatility before and may do so again in the future. Stock prices may fluctuate from time to time in response to the activities of individual companies and in response to general market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the stock prices of such companies may suffer a decline in response.

⬛

Strategy Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the MLP Energy Infrastructure Fund and its shareholders. To the extent that accounting, tax or valuation practices change, there could be a material adverse consequence on the MLP Energy Infrastructure Fund and its shareholders.

⬛

Subsidiary Risk (The Portfolio)—The Portfolio may invest through the Subsidiary and is therefore indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objectives of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Subsidiary to operate as intended and could adversely affect the Portfolio.

⬛

Swaps Risk (The Portfolio)—The use of swaps is a highly specialized activity which involves investment techniques and risk analyses different from those associated with ordinary portfolio securities transactions. The Portfolio’s transactions in swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales.

Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Portfolio invests in cleared swaps, which are transacted through a FCM and cleared through a clearinghouse that serves as a central counterparty. Because uncleared, bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps may also be subject to pricing or “basis” risk, which exists when a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the expectations of the Portfolio’s Investment Adviser may produce significant losses in the Portfolio’s investments in swaps. In addition, a perfect correlation between a swap and a security position may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

⬛

Tax Risk (The Portfolio)—The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. Historically, the IRS issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Portfolio intends to limit its investments in commodity index-linked structured notes.

The IRS recently issued final regulations that would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion (the “Subpart F Distribution Rule”) or (ii) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

In reliance on an opinion of counsel (“Tax Opinion”), the Portfolio may gain exposure to the commodity markets through investments in the Subsidiary. As a condition to receiving the Tax Opinion, the Portfolio already seeks to satisfy the Subpart F Distribution Rule.

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

The tax treatment of the Portfolio’s investments in the Subsidiary could affect whether income derived from such investment is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio. If the IRS were to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” the Portfolio may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

⬛

Tax Risk (One or more Underlying Funds)—The Underlying Funds may be adversely impacted by changes in tax rates and policies. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from Municipal Securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. This could in turn affect an Underlying Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels. Additionally, these Underlying Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

⬛

Tax Consequences Risk (One or more Underlying Funds)—An Underlying Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in an Underlying Fund’s gross income. Please see the section entitled “Taxation—Distributions.”

⬛

Temporary Investments Risk (The Portfolio)—The Portfolio may invest its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of the Investment Adviser, abnormal market or economic conditions warrant that, for temporary defensive purposes, the Portfolio may invest without limitation in short-term obligations. When the Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

⬛

Treasury Inflation Protected Securities Risk (One or more Underlying Funds)—The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. However, repayment of the face value upon maturity is guaranteed by the U.S. government, even during periods of deflation that cause the principal value of TIPS to decline. Nevertheless, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, an Underlying Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds a TIPS, an Underlying Fund may earn less on the security than on a conventional bond. Although TIPS with different maturities may be issued in the future, the U.S. Treasury currently issues TIPS in five-year, ten-year and twenty-year maturities.

⬛

U.S. Government Securities Risk (The Portfolio and one or more Underlying Funds)—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio and/or an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Tactical Tilt
200 West Street	Overlay Fund
New York, New York 10282

GSAM also serves as investment adviser to each Underlying Fund that the Portfolio is invested in as of the date of the Prospectus.

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. GSAM also serves as investment adviser to each Underlying Fund. As of September 30, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.

Under a Management Agreement with the Portfolio, the Investment Adviser, subject to the general supervision of the Trustees, provides advice as to the Portfolio’s investment transactions, including determinations concerning changes to the Underlying Funds and securities in which the Portfolio may invest.

While the Investment Adviser is ultimately responsible for the management of the Portfolio, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among Underlying Funds and securities in which the Portfolio may directly invest.

The Investment Adviser also performs the following additional services for the Portfolio (to the extent not performed by others pursuant to agreements with the Portfolio):

⬛	Supervises all non-advisory operations of the Portfolio
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Portfolio
⬛

Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

⬛	Maintains the records of the Portfolio
⬛	Provides office space and all necessary office equipment and services

An investment in the Portfolio may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increase these risks. Although the Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Portfolio and its shareholders could be negatively impacted as a result.

From time to time, Goldman Sachs or its affiliates may invest “seed” capital in the Portfolio. These investments are generally intended to enable the Portfolio to commence investment operations and achieve sufficient scale. Goldman Sachs and its affiliates may hedge the exposure of the seed capital invested in the Portfolio by, among other things, taking an offsetting position in the benchmark of the Portfolio.

SERVICE PROVIDERS

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Portfolio’s average daily net assets):

Portfolio	Contractual Management Fee Annual Rate	Average Daily Net Assets	Actual Rate for the Period Ended August 31, 2019*
Tactical Tilt Overlay Fund	0.75%	First $2 Billion	0.66%
	0.68%	Next $3 Billion
	0.64%	Next $3 Billion
	0.62%	Over $8 Billion

*

The Actual Rate, which reflects the combined management fees paid to GSAM by the Portfolio and the Subsidiary, may not correlate to the Contractual Management Fee Annual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests, except those management fees it earns from the Portfolio’s investments of cash collateral received in connection with securities lending transactions in affiliated funds. The management fee waiver arrangement with respect to affiliated fund fees will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees. The management fee waiver with respect to affiliated fund fees may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser (or the investment adviser of an Underlying Fund) may waive an additional portion of its management fee from time to time, and may discontinue or modify such waiver in the future, consistent with the terms of any fee waiver arrangements in place.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Portfolio is available in the Portfolio’s annual report dated August 31, 2019.

As discussed in the Summary section and in “Investment Management Approach,” the Portfolio seeks to gain exposure to the commodity markets by investing in the Subsidiary. The Subsidiary has entered into a separate contract with the Investment Adviser whereby the Investment Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Investment Adviser a management fee at the annual rate of 0.42% of its average daily net assets. The Investment Adviser has contractually agreed to waive the advisory fees it receives from the Portfolio in an amount equal to the advisory fee paid to the Investment Adviser by the Subsidiary. These waivers may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The Subsidiary also pays certain other expenses, including service and custody fees. The Investment Adviser has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets.

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.164% of the Portfolio’s average daily net assets, through at least December 27, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.

UNDERLYING FUND FEES

In addition, the Portfolio, as a shareholder in the Underlying Funds, will indirectly bear a proportionate share of any investment management fees and other expenses paid by the Underlying Funds. The following chart shows the total net operating expense ratios (management fee plus other operating expenses) of Institutional and/or Class R6 Shares of each Underlying Fund in which the Portfolio may invest after applicable fee waivers and expense limitations. In addition, the following chart shows the contractual investment management fees payable to the Investment Adviser or its affiliates by the Underlying Funds (in each case as an annualized percentage of an Underlying Fund’s average daily net assets). Absent fee waivers and/or expense reimbursements, which may be discontinued at any time, consistent with the terms of any such arrangements, the total operating expense ratios of certain Underlying Funds would be higher. The figures below are from the most recent prospectuses of the respective Underlying Funds.

Underlying Fund	Average Daily Net Assets	Management Fee Annual Rate	Total Net Operating Expense Ratio*
Core Fixed Income Fund	First $1 Billion	0.40%	0.37%
	Next $1 Billion	0.36%
	Next $3 Billion	0.34%
	Next $3 Billion	0.33%
	Over $8 Billion	0.32%
Dynamic Municipal Income Fund	First $1 Billion	0.40%	0.40%
	Next $1 Billion	0.36%
	Next $6 Billion	0.34%
	Next $8 Billion	0.33%
Emerging Markets Debt Fund	First $2 Billion	0.80%	0.84%
	Next $3 Billion	0.72%
	Next $3 Billion	0.68%
	Over $8 Billion	0.67%
Enhanced Income Fund	First $1 Billion	0.25%	0.34%
	Next $1 Billion	0.23%
	Next $3 Billion	0.22%
	Next $3 Billion	0.22%
	Over $8 Billion	0.22%
Global Real Estate Securities Fund	First $1 Billion	0.93%	0.96%
	Next $1 Billion	0.84%
	Next $3 Billion	0.80%
	Next $3 Billion	0.78%
	Over $8 Billion	0.76%
Government Income Fund	First $1 Billion	0.53%	0.56%
	Next $1 Billion	0.48%
	Next $3 Billion	0.45%
	Next $3 Billion	0.44%
	Over $8 Billion	0.44%
High Quality Floating Rate Fund	First $1 Billion	0.31%	0.35%
	Next $1 Billion	0.28%
	Next $3 Billion	0.27%
	Next $3 Billion	0.26%
	Over $8 Billion	0.25%
High Yield Floating Rate Fund	First $1 Billion	0.60%	0.63%
	Next $1 Billion	0.54%
	Next $3 Billion	0.51%
	Next $3 Billion	0.50%
	Over $8 Billion	0.49%
High Yield Fund	First $2 Billion	0.70%	0.74%
	Next $3 Billion	0.63%
	Next $3 Billion	0.60%
	Over $8 Billion	0.59%
High Yield Municipal Fund	First $2 Billion	0.55%	0.54%
	Next $3 Billion	0.50%
	Next $3 Billion	0.48%
	Over $8 Billion	0.47%
Inflation Protected Securities Fund	First $1 Billion	0.26%	0.33%
	Next $1 Billion	0.23%
	Next $3 Billion	0.22%
	Next $3 Billion	0.22%
	Over $8 Billion	0.21%
International Real Estate Securities Fund	First $2 Billion	0.95%	0.98%
	Next $3 Billion	0.86%
	Next $3 Billion	0.81%
	Over $8 Billion	0.80%
Investment Grade Credit Fund	First $1 Billion	0.34%	0.37%
	Next $1 Billion	0.31%
	Next $3 Billion	0.29%
	Next $3 Billion	0.28%
	Over $8 Billion	0.28%

SERVICE PROVIDERS

Underlying Fund	Average Daily Net Assets	Management Fee Annual Rate	Total Net Operating Expense Ratio*
Local Emerging Markets Debt Fund	First $2 Billion	0.80%	0.91%
	Next $3 Billion	0.72%
	Next $3 Billion	0.68%
	Over $8 Billion	0.67%
MLP Energy Infrastructure Fund	First $1 Billion	1.00%	1.31%
	Next $1 Billion	0.90%
	Next $3 Billion	0.86%
	Next $3 Billion	0.84%
	Over $8 Billion	0.82%
Short Duration Income Fund	First $1 Billion	0.40%	0.44%
	Next $1 Billion	0.36%
	Next $3 Billion	0.34%
	Next $3 Billion	0.33%
	Over $8 Billion	0.32%
Short Duration Tax-Free Fund	First $1 Billion	0.39%	0.37%
	Next $1 Billion	0.35%
	Next $6 Billion	0.33%
	Over $8 Billion	0.32%

*	As disclosed in the Underlying Fund’s most recent publicly available prospectus, as supplemented as of the date of the Prospectus.

PORTFOLIO MANAGERS

Global Portfolio Solutions Team

The individuals jointly and primarily responsible for the day-to-day management of the Portfolio are listed below. The Portfolio’s portfolio managers’ individual responsibilities may differ and may include, among other things, security selection, asset allocation, risk budgeting and general oversight of the management of the portfolio.

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Sergey Kraytman Managing Director	Portfolio Manager—Tactical Tilt Overlay	Since 2014	Mr. Kraytman is a portfolio manager within the GPS Team. He joined the Investment Adviser as an Analyst in 1999.
David Hale, CFA Vice President	Portfolio Manager— Tactical Tilt Overlay	Since 2015	Mr. Hale is a portfolio manager within the GPS Team. He joined the Investment Adviser in 2009.
Siwen Wu, Vice President	Portfolio Manager— Tactical Tilt Overlay	Since 2019	Mr. Wu is a portfolio manager within the GPS Team. He joined the Investment Adviser in 2014.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio, see the SAI.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Portfolio’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Portfolio’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.04% of average daily net assets with respect to Institutional Shares and 0.03% of average daily net assets with respect to Class R6 Shares.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Underlying Funds or Portfolio. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to an Underlying Fund or the

Portfolio and will, under certain circumstances, limit an Underlying Fund’s or the Portfolio’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, derivatives dealer, lender, counterparty, agent and principal. In those and other capacities, Goldman Sachs and its affiliates advise clients in all markets and transactions, and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers, and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Underlying Funds and the Portfolio directly and indirectly invest. Thus, it is expected that the Underlying Funds and the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although management fees paid by an Underlying Fund or the Portfolio to the Investment Adviser and certain other fees paid to the Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment Adviser and its affiliates will still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Underlying Funds and the Portfolio and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Underlying Funds and the Portfolio. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Underlying Funds and the Portfolio. The results of an Underlying Fund’s or the Portfolio’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that an Underlying Fund or the Portfolio could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Underlying Funds and the Portfolio may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, an Underlying Fund or the Portfolio may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Underlying Funds and the Portfolio. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Underlying Funds and the Portfolio. An Underlying Fund’s or the Portfolio’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Underlying Funds and the Portfolio, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Underlying Funds and the Portfolio or who engage in transactions with or for the Underlying Funds and the Portfolio. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

The Portfolio will, from time to time, make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Portfolio’s investment transaction, in accordance with applicable law.

An Underlying Fund’s Board of Trustees may approve a securities lending program where an affiliate of the Investment Adviser or State Street is retained to serve as a securities lending agent for the Underlying Fund to the extent that the Underlying Fund engages in the securities lending program. For these services, the lending agent would receive a fee from the Underlying Fund, including a fee based on the returns earned on the Underlying Fund’s investment of the cash received as collateral for the loaned securities. The Board of Trustees periodically reviews reports on portfolio securities loan transactions for which an affiliated lending agent has acted as the leading agent. In addition, an Underlying Fund may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Underlying Fund’s portfolio investment transactions, in accordance with applicable law.

Distributions

The Portfolio pays distributions from its investment income and from net realized capital gains. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same class of the Portfolio
⬛	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone in some instances, to the Transfer Agent (either directly or through your Intermediary) at any time before the record date for a particular distribution. If you do not indicate any choice, your distributions will be reinvested automatically in the Portfolio. If cash distributions are elected with respect to the Portfolio’s distributions from net investment income, then cash distributions must also be elected with respect to the net short-term capital gains component, if any, of the Portfolio’s distributions.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

Distributions from net investment income and distributions from net capital gains, if any, are normally declared and paid as follows:

	Investment Income Distributions	Capital Gains Distributions
Portfolio	Declared and Paid	Declared and Paid
Tactical Tilt Overlay Fund	Annually	Annually

In addition, the Portfolio may occasionally make a distribution at a time when it is not normally made.

From time to time a portion of the Portfolio’s distributions may constitute a return of capital for tax purposes, and/or may include amounts in excess of the Portfolio’s net investment income for the period calculated in accordance with generally accepted accounting principles (GAAP).

When you purchase shares of the Portfolio, part of the NAV per share may be represented by undistributed income and/or undistributed realized gains that have previously been earned by the Portfolio. Therefore, subsequent distributions on such shares from such income and/or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Portfolio’s shares.

Important Notice:

Institutional Shares of the Portfolio are offered exclusively to (i) clients of Goldman Sachs Private Wealth Management (“GS PWM”), (ii) clients of The Ayco Company, L.P. (“Ayco”) or Goldman Sachs Personal Financial Management (“GS PFM”) that custody their positions with certain intermediaries that are authorized to offer Institutional Shares (“Authorized Institutions”)1 (such clients of GS PWM, Ayco and GS PFM are collectively referred to herein as “GS Clients”), (iii) portfolio managers that, at the time of purchase, are members of the Global Portfolio Solutions (“GPS”) Team, and (iv) certain institutional clients of the Investment Adviser. Class R6 Shares of the Portfolio are offered exclusively to (i) portfolio managers that, at the time of purchase, are members of the GPS Team and (ii) certain institutional clients of the Investment Adviser.

If you are a GS Client or a client of the Investment Adviser, you cannot transfer shares of the Portfolio to an account with another institution and remain invested in the Portfolio. Should you propose to transfer your shares to another institution, you will be required to redeem your shares or maintain the shares as a GS Client or as allowed as an institutional client of the Investment Adviser. If you are no longer a GS Client, nor an institutional client of the Investment Adviser, you will be required to redeem your shares.

If you are invested in the Portfolio because you are (or were, at the time of purchase) a member of the GPS Team, you cannot transfer shares of the Portfolio to an account other than your Fidelity brokerage account and remain invested in the Portfolio. Should you propose to transfer your shares to a brokerage account outside of Fidelity, you will be required to redeem your shares, or maintain the shares in your Fidelity brokerage account.

A redemption is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. You should consult your tax adviser concerning the potential tax consequences of investing in the Portfolio. None of the Trust, Investment Adviser, Goldman Sachs or an Authorized Institution will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

HOW TO BUY SHARES

Shares Offering

Shares of the Portfolio are continuously offered through the Distributor. The Portfolio and the Distributor will have the sole right to accept orders to purchase shares and reserve the right to reject any purchase order in whole or in part.

How Can I Purchase Shares Of The Portfolio?

You may purchase shares of the Portfolio through certain intermediaries that have a relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”). Authorized Institutions have been authorized by Goldman Sachs Trust (the “Trust”) to accept purchase, redemption or exchange orders on behalf of the Portfolio for its customers, and if approved by the Portfolio, may designate other financial intermediaries to accept such orders. You should contact your Intermediary to learn whether it is authorized to accept orders on behalf of the Portfolio (i.e., an Authorized Institution). In order to make an initial investment in the Portfolio you must furnish to your Intermediary the information in the account application.

To open an account, contact your Intermediary. Customers of an Intermediary will normally give their order instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. Intermediaries are responsible for transmitting accepted orders and payments to the Transfer Agent within the time period agreed upon by them and will set times by which orders and payments must be received by them from their customers. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent by an Intermediary on a timely basis.

The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. You should contact your Intermediary to discuss which share class option is right for you.

Note: Intermediaries may receive different compensation for selling different share classes.

SHAREHOLDER GUIDE

The Portfolio will be deemed to have received an order for purchase, redemption or exchange of Portfolio shares when the order is accepted in “proper form” by the Transfer Agent (or, if applicable, by an Authorized Institution) on a business day, and the order will be priced at the Portfolio’s current NAV per share (adjusted for any applicable sales charge) next determined after acceptance by the Transfer Agent (or, if applicable, by an Authorized Institution). For shareholders that place trades directly with the Portfolio’s Transfer Agent, proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Intermediaries of the Portfolio may have different requirements regarding what constitutes proper form for trade instructions. Please contact your Intermediary for more information.

For purchases by check, the Portfolio will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents; e.g., cashier’s checks, official bank checks, money orders, traveler’s cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Portfolio may accept cashier’s checks or official bank checks.

Class R6 Shares are generally available to the following investors who purchase shares of the Portfolio through certain Intermediaries that have a contractual relationship with Goldman Sachs, including banks, trust companies, brokers, registered investment advisers and other financial institutions, using a plan level or omnibus account, unless otherwise noted below.

⬛

Investors who purchase Class R6 Shares through accounts established under a fee-based program that is sponsored and maintained by an Intermediary that has entered into a contractual relationship with Goldman Sachs to offer such shares through such programs (“Eligible Fee-Based Program”);

⬛

Section 401(k), 403(b), 457, profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, non-qualified deferred compensation plans and non-qualified pension plans or other employee benefit plans (including health savings accounts) or SIMPLE plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”); and

⬛	Registered investment companies or bank collective trusts investing directly with the Transfer Agent.

Class R6 Shares may not be available through certain Intermediaries. For the purposes of Class R6 Shares eligibility, the term “Intermediary” does not include Goldman Sachs or its affiliates and Class R6 Shares will not be available to clients of Goldman Sachs Private Wealth Management, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware, Ayco or GS PFM.

What Is My Minimum Investment In The Portfolio?

No minimum amount is required for initial purchases or additional investments in Institutional or Class R6 Shares.

What Should I Know When I Purchase Shares Through an Intermediary?

If shares of the Portfolio are held in an account maintained and serviced by your Intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by your Intermediary, and not by the Portfolio and its Transfer Agent. Since the Portfolio will have no record of your transactions, you should contact your Intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. If you transfer your account with your Intermediary to another Intermediary, the Trust will redeem your shares. The Trust and Authorized Institutions will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Intermediaries that invest in shares on behalf of their customers may charge brokerage commissions or other fees directly to their customer accounts in connection with their investments. You should contact your Intermediary for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Intermediaries to promote the sale, distribution and/or servicing of shares of the Portfolio and other Goldman Sachs Funds, except that the Investment Adviser, Distributor and their affiliates do not make such payments on behalf of Class R6 Shares. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Portfolio. The payments are in addition to the distribution and service fees described in the Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Portfolio and other Goldman Sachs Funds, which may consist of payments relating to the Portfolio’s inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Portfolio and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Portfolio and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Portfolio and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, sponsor various trainings and educational programs. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Portfolio, may also compensate Intermediaries for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. In addition, certain Intermediaries may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases, the Intermediaries may not pay for these products or services or may only pay for a portion of the total cost of these products or services. Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Intermediary may differ for different Intermediaries. The presence of these payments, receipt of these services and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend the Portfolio based, at least in part, on the level of compensation paid. You should contact your Intermediary for more information about the payments it receives and any potential conflicts of interest.

You may be required to pay a commission directly to a broker or financial intermediary for effecting transactions in Institutional Shares. In addition to Institutional Shares, the Portfolio also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance) and are entitled to different services than Institutional Shares. Information regarding these other share classes is included in the Prospectus for the applicable share class and may also be obtained from your Intermediary or from Goldman Sachs by calling the number on the back cover of the Prospectus.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛

Refuse to open an account or require an Intermediary to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport); or (ii) certify that such number or other information is correct (if required to do so under applicable law).

⬛

Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. Without limiting the foregoing, the Trust may reject or restrict purchase and exchange orders by a particular purchaser (or group of related purchasers) when a pattern of frequent purchases, sales or exchanges of shares of the Portfolio is evident, or if purchases, sales or exchanges are, or a subsequent redemption might be, of a size that would disrupt the management of the Portfolio.

⬛	Close the Portfolio to new investors from time to time and reopen the Portfolio whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which shares are offered.

Shares of the Portfolio are only registered for sale in the United States and certain of its territories. Generally, shares of the Portfolio will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act.

The Portfolio may allow you to purchase shares through an Intermediary with securities instead of cash if consistent with the Portfolio’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust, Goldman Sachs, Ayco and GS PFM will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of the Portfolio) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Portfolio to obtain, verify and record identifying information for certain investors which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other

SHAREHOLDER GUIDE

information for each investor who opens an account directly with the Portfolio. Applications without the required information may not be accepted by the Portfolio. Throughout the life of your account, the Portfolio may request updated identifying information in accordance with its Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Portfolio reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolio; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolio is unable to verify an investor’s identity or is unable to obtain all required information. The Portfolio and its agents will not be responsible for any loss or tax liability in an investor’s account or any tax liability resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is the Portfolio’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. The price you receive when you sell shares is the Portfolio’s next-determined NAV per share after the Transfer Agent (or, if applicable, an Authorized Institution) has received and accepted your order in proper form. Each class generally calculates its NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

The Portfolio’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if the Portfolio’s fund accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Portfolio’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined in good faith under valuation procedures established by the Board of Trustees. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. Cases where there is no clear indication of the value of the Portfolio’s investments include, among others, situations where a security or other asset or liability does not have a price source or a price is unavailable.

Equity securities listed on an exchange are generally valued at the last available sale price on the exchange on which they are principally traded. To the extent the Portfolio or an Underlying Fund invests in foreign equity securities, “fair value” prices will be provided by an independent third-party pricing (fair value) service in accordance with the fair value procedures approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the Portfolio may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.

In addition, the Investment Adviser, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings; equipment failures; natural or man made disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; ratings downgrades; bankruptcies; and trading limits or suspensions.

One effect of using an independent third-party pricing (fair value) service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, it involves the risk that the values used by the Portfolio to price its investments may be different from those used by other investment companies and investors to price the same investments.

Please note the following with respect to the price at which your transactions are processed:

⬛

NAV per share of each share class is generally calculated by the Portfolio’s fund accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. Portfolio shares will generally not be priced on any day the New York Stock Exchange is closed.

⬛

The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.

⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Consistent with industry practice, investment transactions not settling on the same day are recorded and factored into the Portfolio’s NAV on the business day following trade date (T+1). The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange does not open for business, the Trust may, but is not required to, open the Portfolio for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Portfolio is open for business during this situation, please call the appropriate phone number located on the back cover of the Prospectus.

Foreign securities may trade in their local markets on days the Portfolio is closed. As a result, if the Portfolio holds an Underlying Fund that holds foreign securities, its NAV may be impacted on days when investors may not purchase or redeem Portfolio shares.

The Portfolio relies on various sources to calculate its NAV. The ability of the Portfolio’s fund accounting agent to calculate the NAV per share of each share class of the Portfolio is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolio may be unable to recover any losses associated with such failures. In addition, if the third party service providers and/or data sources upon which the Portfolio directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Portfolio’s NAV.

HOW TO SELL SHARES

Important Notice:

Institutional Shares of the Portfolio are offered exclusively to (i) clients of Goldman Sachs Private Wealth Management (“GS PWM”), (ii) clients of The Ayco Company, L.P. (“Ayco”) or Goldman Sachs Personal Financial Management (“GS PFM”) that custody their positions with certain intermediaries that are authorized to offer Institutional Shares (“Authorized Institutions”) (such clients of GS PWM, Ayco and GS PFM are collectively referred to herein as “GS Clients”), (iii) portfolio managers that, at the time of purchase, are members of the Global Portfolio Solutions (“GPS”) Team, and (iv) certain institutional clients of the Investment Adviser. Class R6 Shares of the Portfolio are offered exclusively to (i) portfolio managers that, at the time of purchase, are members of the GPS Team and (ii) certain institutional clients of the Investment Adviser.

If you are a GS Client or a client of the Investment Adviser, you cannot transfer shares of the Portfolio to an account with another institution and remain invested in the Portfolio. Should you propose to transfer your shares to another institution, you will be required to redeem your shares or maintain the shares as a GS Client or as allowed as an institutional client of the Investment Adviser. If you are no longer a GS Client, nor an institutional client of the Investment Adviser, you will be required to redeem your shares.

SHAREHOLDER GUIDE

If you are invested in the Portfolio because you are (or were, at the time of purchase) a member of the GPS Team, you cannot transfer shares of the Portfolio to an account other than your Fidelity brokerage account and remain invested in the Portfolio. Should you propose to transfer your shares to a brokerage account outside of Fidelity, you will be required to redeem your shares, or maintain the shares in your Fidelity brokerage account.

A redemption is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. You should consult your tax adviser concerning the potential tax consequences of investing in the Portfolio. None of the Trust, Investment Adviser, Goldman Sachs or an Authorized Institution will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

How Can I Sell Shares Of The Portfolio?

Generally, shares may be sold (redeemed) only through Intermediaries. Customers of an Intermediary will give their redemption instructions to the Intermediary, and the Intermediary will, in turn, place the order with the Transfer Agent. On any business day the Portfolio is open, the Portfolio will generally redeem its Shares upon request at their next-determined NAV per share after the Transfer Agent (or, if applicable, the Authorized Institution) has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Shares Of The Portfolio?” above. Redemptions may be requested by electronic trading platform (through your Intermediary), in writing or by telephone (unless the Intermediary opts out of the telephone redemption privilege on the account application). You should contact your Intermediary to discuss redemptions and redemption proceeds. The Portfolio may transfer redemption proceeds to an account with your Intermediary. In the alternative, your Intermediary may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent).

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Intermediary to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss or tax liability you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and DST Asset Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛

Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee indicating another address or account).

⬛

For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written, Medallion signature guaranteed letter.

⬛

The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Intermediary. If your Shares are held in an account with an Intermediary, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

How Are Redemption Proceeds Paid?

By Wire:  You may arrange for your redemption proceeds to be paid as federal funds to an account with your Intermediary or to a domestic bank account designated in the current records of the Transfer Agent. In addition, redemption proceeds may be transmitted through an electronic trading platform to an account with your Intermediary. The following general policies govern wiring redemption proceeds:

⬛

Redemption proceeds will normally be paid in federal funds, between one and two business days (or such other times in accordance with the requirements of your Intermediary) following receipt of a properly executed wire transfer redemption request. In certain circumstances, however (such as unusual market conditions or in cases of very large redemptions or excessive trading), it may take up to seven days to pay redemption proceeds.

⬛

Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Portfolio or the fair determination of the value of the Portfolio’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

⬛	If you are selling shares you recently paid for by check or purchased by Automated Clearing House (“ACH”), the Portfolio will pay you when your check or ACH has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛

To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

⬛

None of the Trust, the Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or Intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or Intermediary.

By Check:  You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within two business days (or such other times in accordance with the requirements of your Intermediary) following receipt of a properly executed redemption request, except in certain circumstances (such as those set forth above with respect to wire transfer redemption requests). If you are selling shares you recently paid for by check or ACH, the Portfolio will pay you when your check or ACH has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
⬛

Intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Intermediaries may set times by which they must receive redemption requests. Intermediaries may also require additional documentation from you.

⬛

You cannot transfer your shares to be held at another institution and should you propose to transfer your shares to another institution, you will be required to redeem your shares or maintain the shares as a GS Client or as allowed as an institutional client of the Investment Adviser. If you are no longer a GS Client, nor an institutional client of the Investment Adviser, you will be required to redeem your shares. If you are invested in the Portfolio because you are (or were, at the time of purchase) a member of the GPS Team, you cannot transfer shares of the Portfolio to an account other than your Fidelity brokerage account and remain invested in the Portfolio. Should you propose to transfer your shares to a brokerage account outside of Fidelity, you will be required to redeem your shares, or maintain the shares in your Fidelity brokerage account.

SHAREHOLDER GUIDE

The Trust reserves the right to:

⬛

Redeem your shares in the event your Intermediary’s relationship with Goldman Sachs is terminated or in the event that the Portfolio is no longer an option in your Employee Benefit Plan or no longer available through your Eligible Fee-Based Program.

⬛	Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with your account.
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
⬛

Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

⬛

Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Portfolio investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Portfolio at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

⬛	Charge an additional fee in the event a redemption is made via wire transfer.
⬛

Terminate your account if you are (i) no longer a GS Client or a client of the Investment Adviser, or (ii) you are invested in the Portfolio because you are (or were, at the time of purchase) a member of the GPS Team, and you have transferred your shares to a brokerage account outside of Fidelity.

The Portfolio typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Portfolio may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, the Investment Adviser, Goldman Sachs or an Authorized Institution will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From The Portfolio To Another Goldman Sachs Fund?

You may exchange shares of the Portfolio at NAV at the time of exchange for certain shares of another Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Intermediary to arrange for exchanges of shares of the Portfolio for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

⬛

You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds may offer all share classes.

⬛	Currently, the Portfolio does not impose any charge for exchanges, although the Portfolio may impose a charge in the future.
⬛

All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Portfolio. This requirement may be waived at the discretion of the Trust. Exchanges into a Goldman Sachs Fund need not meet the traditional minimum investment requirements for that Goldman Sachs Fund if the entire balance of the original Portfolio account is exchanged.

⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛

Goldman Sachs and DST may use reasonable procedures described above in “How to Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	Exchanges into Goldman Sachs Funds or certain share classes of Goldman Sachs Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange.

Exchanges within Employee Benefit Plan accounts will not result in capital gains or loss for federal or state income tax purposes. You should consult your tax adviser concerning the tax consequences of an exchange.

SHAREHOLDER SERVICES

Can My Distributions From The Portfolio Be Invested In Other Goldman Sachs Funds?

You may elect to cross-reinvest distributions and capital gains distributions paid by a Goldman Sachs Fund in shares of the same class of other Goldman Sachs Funds.

⬛	Shares will be purchased at NAV.
⬛	You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.
⬛	You cannot make cross-reinvestments into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
⬛	You should obtain and read the prospectus of the Goldman Sachs Fund into which distributions are invested.
⬛	An exchange is considered a redemption and a purchase and therefore may be a taxable transaction.

What Types Of Reports Will I Be Sent Regarding My Investment?

Intermediaries are responsible for providing any communication from the Portfolio to shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to their customers for such services.

You will be provided with a printed confirmation of each transaction in your account and a monthly account statement. If your account is maintained and serviced by an Intermediary, you will receive this information from your Intermediary.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Intermediary or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of the Prospectus. The Portfolio will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Intermediary, please contact your Intermediary to revoke your consent.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices.  In accordance with the policy adopted by the Board of Trustees, the Trust discourages frequent purchases and redemptions of Portfolio shares and does not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only that are consistent with the investment policies and practices of the Portfolio. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Portfolio performance and result in dilution in the value of Portfolio shares held by longer-term shareholders. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust, Goldman Sachs, Ayco and GS PFM will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Goldman Sachs), the Trust (or Goldman Sachs) will exercise this right if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Goldman Sachs or any affiliated person or associated person of Goldman Sachs.

As a deterrent to excessive trading, many foreign equity securities held by the Underlying Funds are priced by an independent pricing service using fair valuation. For more information on fair valuation, please see “How to Buy Shares—How Are Shares Priced?”

Pursuant to the policy adopted by the Board of Trustees of the Trust, Goldman Sachs has developed criteria that it uses to identify trading activity that may be excessive. Excessive trading activity in the Portfolio is measured by the number of “round trip” transactions in a shareholder’s account. A “round trip” includes a purchase or exchange into the Portfolio followed or preceded by a redemption or exchange out of the same Portfolio. If the Portfolio detects that a shareholder has completed two or more round trip

SHAREHOLDER GUIDE

transactions in the Portfolio within a rolling 90-day period, the Portfolio may reject or restrict subsequent purchase or exchange orders by that shareholder permanently. In addition, the Portfolio may, in its sole discretion, permanently reject or restrict purchase or exchange orders by a shareholder if the Portfolio detects other trading activity that is deemed to be disruptive to the management of the Portfolio or otherwise harmful to the Portfolio. For purposes of these transaction surveillance procedures, the Portfolio may consider trading activity in multiple accounts under common ownership, control, or influence. A shareholder that has been restricted from participation in the Portfolio pursuant to this policy will be allowed to apply for re-entry after one year. A shareholder applying for re-entry must provide assurances acceptable to the Portfolio that the shareholder will not engage in excessive trading activities in the future.

Goldman Sachs may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Goldman Sachs will apply the criteria in a manner that, in Goldman Sachs’ judgment, will be uniform.

Portfolio shares may be held through omnibus arrangements maintained by Intermediaries, such as broker-dealers, investment advisers and insurance companies. In addition, Portfolio shares may be held in omnibus Employee Benefit Plans, Eligible Fee-Based Programs and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Portfolio with a net purchase or redemption request on any given day where the purchases and redemptions of Portfolio shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are ordinarily not tracked by the Portfolio on a regular basis. A number of these Intermediaries may not have the capability or may not be willing to apply the Portfolio’s market timing policies. While Goldman Sachs may monitor share turnover at the omnibus account level, the Portfolio’s ability to monitor and detect market timing by shareholders in these omnibus accounts may be limited in certain circumstances, and certain of these Intermediaries may charge the Portfolio a fee for providing certain shareholder financial information requested as part of the Portfolio’s surveillance process. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Portfolio and Goldman Sachs will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance. If necessary, the Trust may prohibit additional purchases of Portfolio shares by an Intermediary or by certain customers or the Intermediary. Intermediaries may also monitor their customers’ trading activities in the Portfolio. The criteria used by Intermediaries to monitor for excessive trading may differ from the criteria used by the Portfolio. If an Intermediary fails to cooperate in the implementation or enforcement of the Trust’s excessive trading policies, the Trust may take certain actions including terminating the relationship.

Taxation

As with any investment, you should consider how your investment in the Portfolio will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Portfolio. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an Employee Benefit Plan or other tax-advantaged account, you should carefully consider the possible tax consequences of Portfolio distributions and the sale of your Portfolio shares.

DISTRIBUTIONS

The Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Portfolio are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash. For federal tax purposes, the Portfolio’s distributions attributable to net investment income and short-term capital gains of the Portfolio or an Underlying Fund are taxable to you as ordinary income, while distributions of long-term capital gains are taxable to you as long-term capital gains, no matter how long you have owned your Portfolio shares.

Under current provisions of the Code, the maximum individual rate applicable to long-term capital gains is 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Portfolio distributions to non-corporate shareholders attributable to dividends received by the Portfolio directly, or indirectly through an Underlying Fund, from U.S. and certain foreign corporations will generally be taxed at the preferential rate described above, as long as certain other requirements are met. For these lower rates to apply, the non-corporate shareholder must own their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio’s ex-dividend date. The amount of the Portfolio’s distributions that would otherwise qualify for this favorable tax treatment will be reduced as a result of the Portfolio’s or an Underlying Fund’s securities lending activities or high portfolio turnover rate and may also be reduced as a result of certain derivative transactions entered into by the Portfolio or an Underlying Fund.

Distributions in excess of the Portfolio’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax-purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Portfolio’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The Portfolio’s (or Underlying Fund’s) transactions in derivatives (such as futures contracts and swaps) will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio (or Underlying Fund), defer losses to the Portfolio (or Underlying Fund), cause adjustments in the holding periods of the Portfolio’s (or Underlying Fund’s) securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The Portfolio’s (or Underlying Fund’s) use of derivatives may result in the Portfolio realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if the Portfolio (or Underlying Fund) did not use derivatives.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

A percentage of the Portfolio’s dividends paid to corporate shareholders may be eligible for the corporate dividends received deduction. This percentage may, however, be reduced as a result of the Portfolio’s securities lending activities or by a high portfolio turnover rate. The character and tax status of all distributions will be available to shareholders after the close of each calendar year.

TAXATION

The Portfolio (or an Underlying Fund) may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Portfolio (or the applicable Underlying Fund) may deduct these taxes in computing its taxable income.

The Portfolio’s investments in Underlying Funds could affect the amount, timing and character of distributions to shareholders, as compared to a fund that only invests directly in stocks, securities or other investments.

If you buy shares of the Portfolio before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

SALES AND EXCHANGES

Your sale of Portfolio shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Portfolio shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period for the shares exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of the Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition (such as pursuant to a dividend reinvestment in shares of the Portfolio). If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

OTHER INFORMATION

When you open your account, you should provide your Social Security or taxpayer identification number on your account application. By law, the Portfolio must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Portfolio to do so.

The Portfolio is required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also for shares purchased on or after January 1, 2012, their cost basis. Cost basis will be calculated using the Portfolio’s default method of average cost, unless you instruct the Portfolio to use a different methodology. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact Goldman Sachs Funds at the address or phone number on the back cover of the Prospectus. Contact your representative at GS PWM with respect to reporting of cost basis and available elections for your account.

You should carefully review the cost basis information provided by the Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Portfolio and may be subject to estate tax with respect to their Portfolio shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Designated distributions of certain qualified interest income and short-term capital gains paid to non-U.S. investors are generally not subject to withholding. Although this designation will generally be made by the Portfolio for distributions of long-term and short-term capital gains, the Portfolio does not anticipate making any qualified interest income designations. Therefore, all distributions of interest income will generally be subject to withholding when paid to non-U.S. investors. More information about U.S. taxation and non-U.S. investors is included in the SAI.

The Portfolio is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the Portfolio to determine whether withholding is required.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. Historically, the IRS issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Portfolio intends to limit its investments in commodity index-linked structured notes.

The IRS recently issued final regulations that would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion (the “Subpart F Distribution Rule”) or (ii) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

In reliance on an opinion of counsel (“Tax Opinion”), the Portfolio may gain exposure to the commodity markets through investments in the Subsidiary. As a condition to receiving the Tax Opinion, the Portfolio already seeks to satisfy the Subpart F Distribution Rule.

The tax treatment of the Portfolio’s investments in the Subsidiary could affect whether income derived from such investment is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio. If the IRS were to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” the Portfolio may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

Appendix A

Additional Information on the Portfolio and Underlying Funds

This Appendix provides further information on certain types of investments and techniques that may be used by the Portfolio and/or the Underlying Funds, including their associated risks. The following description applies generally to the Underlying Funds and to the Portfolio, to the extent that the Portfolio invests in securities and other financial instruments, including derivative instruments (such as swaps, forward currency contracts and futures contracts), other than the Underlying Funds. Additional information is provided in the SAI, which is available upon request, and in the prospectuses of the Underlying Funds.

The Portfolio will invest in common stocks and other equity investments, including preferred stocks, interests in REITs, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, other investment companies (including ETFs), warrants, stock purchase rights and synthetic and derivative instruments (such as swaps and futures contracts) that have economic characteristics similar to equity securities (“equity investments”). The Portfolio will also invest in fixed income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations and preferred stock. The Portfolio can also make substantial investments in futures contracts, swaps and other derivatives. The Portfolio may also implement Tactical Tilts by investing in one or more of the various Underlying Funds.

A. General Risks of the Underlying Funds and Securities

The Portfolio will be subject to the risks associated with common stocks and other equity investments. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Portfolio holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In recent years, stock markets have experienced substantial price volatility.

The Portfolio and one or more Underlying Funds will be subject to the risks associated with fixed income securities. These risks include interest rate risk, credit/default risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Credit/default risk involves the risk that the issuer or guarantor could default on its obligations, and the Portfolio and/or an Underlying Fund will not recover its investment. Call risk and extension risk are normally present in asset-backed securities. For example, borrowers have the option to prepay their loans. Therefore, the duration of an asset-backed security can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new loans fall sufficiently below the interest rates on existing outstanding loans, the rate of prepayment would be expected to increase. Conversely, if loan interest rates rise above the interest rates on existing outstanding loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

The Portfolio and certain Underlying Funds will invest in non-investment grade fixed income securities (commonly referred to as “junk bonds”), which are rated below investment grade (or determined to be of comparable credit quality, if not rated) at the time of purchase and are therefore considered speculative. Because non-investment grade fixed income securities are issued by issuers with low credit ratings, they pose a greater risk of default than investment grade securities.

A rising interest rate environment could cause the value of the Portfolio’s fixed income securities to decrease, and fixed income markets to experience increased volatility in addition to heightened levels of liquidity risk. Additionally, decreases in the value of fixed income securities could lead to increased shareholder redemptions, which could impair the Portfolio’s ability to achieve its investment objective. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s and/or an Underlying Fund’s investments.

To the extent the Portfolio and one or more Underlying Funds invest in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs, the Portfolio and/or Underlying Fund will be affected by the investment policies, practices and performances of such entities in direct proportion to the amount of assets the Portfolio and/or Underlying Fund invests therein.

The Portfolio and one or more Underlying Funds may use derivative instruments, including financial futures contracts and swap transactions, as well as other types of derivatives. The Portfolio’s and/or an Underlying Fund’s investments in derivative instruments, including financial futures contracts and swaps, may be significant.

The Portfolio and one or more Underlying Funds may, from time to time, enter into arrangements with certain brokers or other counterparties that require the segregation of collateral. For operational, cost or other reasons, when setting up arrangements relating to the execution/clearing of trades, a Portfolio and/or an Underlying Fund may choose to select a segregation model which may not be the most protective option available in the case of a default by a broker or counterparty.

The Portfolio and one or more Underlying Funds’ investment adviser(s) will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Portfolio and/or an Underlying Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and/or an Underlying Fund and its shareholders and is also likely to result in higher short-term capital gains taxable to certain shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Portfolio and/or an Underlying Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Portfolio’s historical turnover rates.

B. Other Risks of the Portfolio and the Underlying Funds

Risks of Investing in Mid-Capitalization and Small-Capitalization Companies and REITs (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may, to the extent consistent with their investment policies, invest in mid- and small capitalization companies and REITs. Investments in mid- and small capitalization companies and REITs involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Mid- and small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Portfolio and/or an Underlying Fund may incur losses because they will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Mid- and small capitalization companies and REITs include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Mid- and small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those for larger capitalization companies. Investments in mid- and small capitalization companies and REITs may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Downgraded Securities (The Portfolio and one or more Underlying Funds).  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, the Portfolio and/or an Underlying Fund may continue to hold the security if its investment adviser believes it is in the best interest of the Portfolio and/or an Underlying Fund and their shareholders.

Credit/Default Risks (The Portfolio and one or more Underlying Funds).  Debt securities purchased by the Portfolio and/or an Underlying Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Some of these fixed income securities are described in the next section below. Further information is provided in the SAI, which is available upon request.

Certain Underlying Funds also have credit rating requirements for the securities they buy, which are applied at the time of purchase. For the purpose of determining compliance with any credit rating requirement, an Underlying Fund assigns a security, at the time of purchase, the highest rating by an NRSRO if the security is rated by more than one NRSRO. For this purpose, an

APPENDIX A

Underlying Fund relies only on the ratings of the following NRSROs: Standard & Poor’s, Moody’s and Fitch, Inc. Unrated securities may be purchased by an Underlying Fund if they are determined by the Investment Adviser to be of a credit quality consistent with the Underlying Fund’s credit rating requirements.

A security satisfies an Underlying Fund’s minimum rating requirement regardless of its relative ranking (for example, plus or minus) within a designated major rating category (for example, BBB- or Baa3). If a security satisfies an Underlying Fund’s minimum rating requirement at the time of purchase and is subsequently downgraded below such rating, the Underlying Fund will not be required to dispose of the security. If a downgrade occurs, the Underlying Fund’s investment adviser will consider what action, including the sale of the security, is in the best interest of the Underlying Fund and its shareholders.

Debt securities rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s or having a comparable credit rating by another NRSRO (or, if unrated, determined by the Underlying Fund’s investment adviser to be of comparable credit quality) are considered “investment grade.” Securities rated BBB- or Baa3 are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal.

The Portfolio and/or certain Underlying Funds may invest in fixed income securities rated BB+ or Ba1 or below (or comparable unrated securities) which are commonly known as “junk bonds.” Junk bonds are considered speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in the Portfolio and/or an Underlying Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Foreign Investments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Portfolio and/or an Underlying Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Portfolio and/or an Underlying Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Portfolio and/or an Underlying Fund’s foreign holdings or exposures.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by Portfolio and/or an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When Portfolio and/or an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets.

If the Portfolio and/or an Underlying Fund focuses its investments in one or a few countries and currencies, the Portfolio and/or an Underlying Fund may be subjected to greater risks than if an Underlying Fund’s assets were not geographically focused.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Portfolio and certain Underlying Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs, GDRs and EDRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs and certain GDRs are traded in the United States. GDRs may be traded in either the United States or in foreign markets. EDRs are traded primarily outside the United States. Prices of ADRs are quoted in U.S. dollars. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Foreign Custody Risk (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s and/or an Underlying Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Portfolio’s and/or an Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Risks of Sovereign Debt (The Portfolio and one or more Underlying Funds).  Investment in sovereign debt obligations by the Portfolio and/or an Underlying Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Underlying Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Portfolio’s and/or an Underlying Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraint to which a sovereign debtor may be subject.

Risks of Emerging Countries (The Portfolio and one or more Underlying Funds).  The Portfolio and one or more Underlying Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern and Central Europe, and Central and South America. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Portfolio and/or an Underlying Fund, the Portfolio’s and/or an Underlying Fund’s investment adviser, its affiliates and their respective clients and other service providers. The Portfolio and/or an Underlying Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Portfolio and/or an Underlying Fund. The repatriation of investment income, capital or the proceeds of securities sales from certain emerging countries is subject to restrictions such as the need for

APPENDIX A

governmental consents, which may make it difficult for the Portfolio or an Underlying Fund to invest in such emerging countries. The Portfolio or an Underlying Fund could be adversely affected by delays in, or refusal to grant, any required governmental approval for such repatriation. In situations where a country restricts direct investment in securities (which may occur in certain Asian and other countries), the Portfolio and/or an Underlying Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not occur in other countries.

The Portfolio and/or Underlying Fund’s investments in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return to the Portfolio and/or an Underlying Fund from an investment in issuers in such countries.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve an Underlying Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Portfolio and/or an Underlying Fund to value its portfolio securities and could cause the Portfolio and/or an Underlying Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Portfolio and/or an Underlying Fund has delivered or the Portfolio and/or an Underlying Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by the Portfolio and/or an Underlying Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Portfolio and/or an Underlying Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make the Portfolio and/or an Underlying Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). The Portfolio and/or an Underlying Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions, or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Portfolio and/or an Underlying Fund may incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. Investments in emerging countries may be more difficult to value precisely because of the characteristics discussed above and lower trading volumes.

The Portfolio’s and/or an Underlying Fund’s use of foreign currency management techniques in emerging countries may be limited. The Portfolio’s and/or an Underlying Fund’s investment advisers anticipate that a significant portion of the Portfolio’s and/or an Underlying Fund’s currency exposure in emerging countries may not be covered by those techniques.

Risks of Writing Index and Related ETF Call Options (The Portfolio and one or more Underlying Funds).  When the Portfolio and/or an Underlying Fund writes (sells) index options, respectively, or related ETF call options, they forego the opportunity to benefit from an increase in the value of the respective index or related ETF above the exercise price (plus the premium received) of the option, but they continue to bear the risk of a decline in the value of the respective index or related ETF. As the seller of the respective indexes or related ETF call options, the Portfolio and/or an Underlying Fund receives cash (the “premium”) from the purchaser. Depending upon the type of call option, the purchaser of an index or related ETF call option either (i) has the right to any appreciation in the value of the index or related ETF over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”) or (ii) has the right to any appreciation in the value of the index or related ETF over the exercise price at any time prior to the expiration of the option. If the purchaser does not exercise the option, the Portfolio and/or an Underlying Fund retains the premium. If the purchaser exercises the option, the Portfolio and/or an Underlying Fund pays the purchaser the difference between the price of the index or related ETF and the exercise price of the option. The premium, the exercise price and the market value of the index or related ETF determine the gain or loss realized by the Portfolio and/or an Underlying Fund as the seller of the index or related ETF call option. The Portfolio and/or an Underlying Fund can also repurchase the call option prior to the expiration date, ending their obligation. In this case, the cost of entering into closing purchase transactions will determine the gain or loss realized by the Portfolio and/or an Underlying Fund.

There is no assurance that a liquid market will be available at all times for the Portfolio and/or an Underlying Fund to write call options or to enter into closing purchase transactions. In addition, the premiums the Portfolio and/or an Underlying Fund receives for writing call options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities. For more information see “Portfolio Securities and Techniques—Options on Securities, Securities Indices and Foreign Currencies.”

Risks of Derivative Investments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may, to the extent consistent with their respective investment policies, invest in derivative instruments, including without limitation, options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and forward contracts and other derivatives relating to foreign currency transactions. Derivatives may be used for both hedging and nonhedging purposes (that is, to seek to increase total return), although suitable derivative instruments may not always be available to an investment adviser for these purposes. Losses from derivative instruments can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks related to leverage factors associated with such transactions. Derivatives are also subject to risks arising from margin requirements, which include the risk that the Portfolio and/or an Underlying Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions and the risk of loss by the Portfolio and/or an Underlying Fund of margin deposits in the event of the bankruptcy or other similar insolvency with respect to a broker or counterparty with whom the Portfolio and/or an Underlying Fund has an open derivative position. Losses may also arise if the Portfolio and/or Underlying Fund receives cash collateral under the transactions and some or all of that collateral is invested in the market. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Portfolio and/or Underlying Fund may be responsible for any loss that might result from its investment of the counterparty’s cash collateral. If cash collateral is not invested, the Portfolio may be exposed to additional risk of loss in the event of the insolvency of its custodian holding such collateral. The use of these management techniques also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates, or currency prices or other variables. Derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Investment Adviser’s attempts to hedge portfolio risks through the use of derivative instruments may not be successful, and the investment adviser may choose not to hedge portfolio risks. Using derivatives for nonhedging purposes is considered a speculative practice and presents greater risk of loss than derivatives used for hedging purposes.

Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate derivative debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

APPENDIX A

Risks of Structured Investment Vehicles (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in structured investment vehicles (“SIVs”). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit preferences. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Risks of Equity Swap Transactions (The Portfolio).  The Portfolio participates in equity swap transactions. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on a particular predetermined asset (or group of assets) which may be adjusted for transaction costs, interest payments, dividends paid on the reference asset or other factors. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” for example, the increase or decrease in value of a particular dollar amount invested in the asset.

Equity swaps may be structured in different ways. For example, when the Portfolio takes a long position, a counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks, including custom baskets), plus the dividends that would have been received on the stock. In these cases, the Portfolio may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock (or group of stocks, including custom baskets). Therefore, in this case the return to the Portfolio on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Portfolio on the notional amount. In other cases, when the Portfolio takes a short position, a counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Portfolio sold a particular stock (or group of stocks, including custom baskets) short, less the dividend expense that the Portfolio would have paid on the stock (or group of stocks, including custom baskets), as adjusted for interest payments or other economic factors.

Under an equity swap, payments may be made at the conclusion of the equity swap or periodically during its term. Sometimes, however, the investment adviser of the Portfolio may be able to terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to the Portfolio’s accrued obligations under the swap.

Equity swaps are derivatives and their value can be very volatile. To the extent that the investment adviser of the Portfolio does not accurately analyze and predict future market trends, the values of assets or economic factors, or the creditworthiness of the counterparty, the Portfolio may suffer a loss, which may be substantial.

Risks of Short Positions (The Portfolio).  The Portfolio may engage in short selling. In these transactions, the Portfolio sells an instrument it does not own in anticipation of a decline in the market value of the instrument, then must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The value at such time may be more or less than the value at which the instrument was sold by the Portfolio, which may result in a loss or gain, respectively. Unlike purchasing an instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the value of the stock at the time of the short sale.

The Portfolio may, during the term of any short sale, withdraw the cash proceeds of such short sale and use these cash proceeds to purchase additional securities or for any other purposes. Because cash proceeds are assets of the Portfolio which are typically used to satisfy the collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Portfolio to post as collateral other securities that it owns. If a Portfolio reinvests the cash proceeds, the Portfolio might be required to post an amount greater than its net assets (but less than its total assets) as collateral. For these or other reasons, the Portfolio might be required to liquidate long and short positions at times that may be disadvantageous to the Portfolio.

The Portfolio and certain of the Underlying Funds may make short sales against the box, in which the Portfolio and/or an Underlying Fund enters into a short sale of an instrument which it owns or has the right to obtain at no additional cost.

The SEC and financial industry regulatory authorities in other countries have imposed temporary prohibitions and restrictions on certain types of short sale transactions. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the Investment Adviser to sell securities on behalf of the Portfolio.

Risks of Illiquid Investments (The Portfolio and one or more Underlying Funds).  The Portfolio and each Underlying Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio or Underlying Fund would have invested more than 15% of their net assets in illiquid investments that are assets. An “illiquid investment” is an investment that the Portfolio or an Underlying Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. In determining whether an investment is an illiquid investment, the Investment Adviser will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the Investment Adviser must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Portfolio and/or an Underlying Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Portfolio and/or an Underlying Fund must take this determination into account when classifying the liquidity of that investment or asset class.

Investments purchased by the Portfolio and/or an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid. If one or more investments in the Portfolio and/or an Underlying Fund’s portfolio become illiquid, the Portfolio and/or Underlying Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Portfolio and/or Underlying Fund to exceed this limit, the Portfolio and/or an Underlying Fund must take steps to bring its illiquid investments to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Portfolio and/or Underlying Fund to liquidate any portfolio instrument where the Portfolio and/or an Underlying Fund would suffer a loss on the sale of that instrument.

In cases where no clear indication of the value of the Portfolio and/or an Underlying Fund’s portfolio instruments is available, the portfolio securities will be valued at their fair value according to the valuation procedures approved by the Board of Trustees. These cases include, among others, situations where a security or other asset or liability does not have a price source, or the secondary markets on which an investment has previously been traded are no longer viable, due to its lack of liquidity. For more information on fair valuation, please see “How To Buy Shares—How Are Shares Priced?”

Temporary Investment Risks (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may, for temporary defensive purposes (and to the extent it is permitted to invest in the following), invest up to 100% of its total assets in:

⬛	U.S. Government Securities
⬛

Commercial paper rated at least A-2 by Standard & Poor’s; P-2 by Moody’s or having a comparable credit rating by another NRSRO (or, if unrated, determined by the Investment Adviser to be of comparable credit quality)

⬛	Certificates of deposit
⬛	Bankers’ acceptances
⬛	Repurchase agreements
⬛	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year
⬛	ETFs
⬛	Other investment companies
⬛	Cash items

When the Portfolio or an Underlying Fund’s assets are invested in such instruments, the Portfolio and/or an Underlying Fund may not be achieving its investment objective.

C. Investment Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolio and/or an Underlying Fund, including their associated risks.

The Portfolio and/or an Underlying Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Portfolio’s and/or an Underlying Fund’s investment objective and policies. Further information is provided in the SAI, which is available upon request.

The Investment Adviser is subject to registration and regulation as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to its service as investment adviser to the Portfolio. The Investment Adviser is exempt from certain CFTC recordkeeping, reporting and disclosure requirements under CFTC Rule 4.7 with respect to the Subsidiary.

U.S. Government Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported

APPENDIX A

by (i) the full faith and credit of the U.S. Treasury; (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer. U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components are traded independently. U.S. Government Securities may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid.

U.S. Treasury Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so by law.

Custodial Receipts and Trust Certificates (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in custodial receipts and trust certificates representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, Municipal Securities or other types of securities in which the Portfolio and/or an Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes the Portfolio and/or an Underlying Fund is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio and/or an Underlying Fund may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, the Portfolio and/or an Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Portfolio and/or an Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Mortgage-Backed Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in securities that represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”). Mortgage-Backed Securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. The value of some Mortgage-Backed Securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on Mortgage-Backed or asset-backed Securities may expose the Portfolio and/or an Underlying Fund to the risk of earning a lower rate of return upon reinvestment of principal.

The Portfolio and/or certain Underlying Funds may invest in privately-issued mortgage pass-through securities that represent interests in pools of mortgage loans that are issued by trusts formed by originators of and institutional investors in mortgage loans (or represent interests in custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, mortgage bankers, insurance companies, investment banks or special purpose subsidiaries of the foregoing. The pools underlying privately-issued mortgage pass-through securities consist of mortgage loans secured by mortgages or deeds of trust creating a first lien on commercial, residential, residential multi-family and mixed residential/commercial properties. These mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Privately-issued mortgage pass-through securities generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal on mortgage loans in these pools may be supported by various other forms of insurance or guarantees, including individual loan, pool and hazard insurance, subordination and letters of credit. Such insurance and guarantees may be issued by private insurers, banks and mortgage poolers. There is no guarantee that private guarantors or insurers, if any, will meet their obligations. Mortgage-backed securities without insurance or guarantees may also be purchased by the Portfolio and/or an Underlying Fund if they have the required rating from an NRSRO. Mortgage-backed securities issued by private organizations may not be readily marketable, may be more difficult to value accurately, and may be more volatile than similar securities issued by a government entity.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate and a final scheduled distribution date. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. In some cases, CMOs may have the characteristics of a stripped mortgage-backed security whose price can be highly volatile. CMOs may exhibit more or less price volatility and interest rate risk than other types of Mortgage-Backed Securities, and under certain interest rate and payment scenarios, the Portfolio and/or an Underlying Fund may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

Mortgage-Backed Securities also include stripped Mortgage-Backed Securities (“SMBS”), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. Throughout 2008, the market for mortgage-backed securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse effect on the Portfolio and/or an Underlying Fund to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Asset-Backed and Receivables-Backed Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, the Portfolio’s and/or an Underlying Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, the Portfolio and/or an Underlying Fund will be unable to possess and sell the underlying collateral and that the Portfolio’s and/or an Underlying Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Portfolio and/or an Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of some asset-backed securities may be particularly sensitive to changes in the prevailing interest rates. There is no guarantee that private guarantors or insurers of an asset-backed security, if any, will meet their obligation. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even where there is no default or threat of default due to the market’s perception of the creditworthiness of the issuer and market conditions impacting asset-backed securities more generally.

Municipal Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in securities and instruments issued by state and local government issuers (“Municipal Securities”). Municipal Securities in which the Portfolio and/or an Underlying Fund may invest consist of bonds, notes, commercial paper and other instruments (including

APPENDIX A

participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities. Such securities may pay fixed, variable or floating rates of interest.

Municipal Securities include both “general” and “revenue” bonds and may be issued to obtain funds for various purposes. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. Such securities may pay fixed, variable or floating rates of interest.

Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Securities in which the Portfolio and/or an Underlying Fund may invest include private activity bonds, pre-refunded Municipal Securities and auction rate securities. Dividends paid by the Portfolio and/or an Underlying Fund based on investments in private activity bonds will be subject to alternative minimum tax.

The obligations of the issuer to pay the principal of and interest on a Municipal Security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal security may be materially affected.

In addition, Municipal Securities include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the Portfolio and/or an Underlying Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid. Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Securities may also be in the form of a tender option bond, which is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Portfolio’s and/or an Underlying Fund’s duration. There is risk that the Portfolio and/or an Underlying Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

Municipal Securities may be backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks or by other financial institutions. The deterioration of the credit quality of these banks and financial institutions could, therefore, cause a loss to the Portfolio and/or an Underlying Fund that invests in such Municipal Securities. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and are generally not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

The Portfolio and/or an Underlying Fund may invest in Municipal Securities issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal securities may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of the Portfolio and/or an Underlying Fund that holds such securities.

Brady Bonds and Similar Instruments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in debt obligations commonly referred to as “Brady Bonds.” Brady Bonds are created through the exchange of existing commercial bank loans to foreign borrowers for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”).

Brady Bonds involve various risk factors including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio and/or an Underlying Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio and/or an Underlying Fund to suffer a loss of interest or principal on its holdings.

In addition, the Portfolio and/or an Underlying Fund may invest in other interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. These types of restructuring involve the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Portfolio’s and/or an Underlying Fund’s investment in such securities may be limited by certain investment restrictions contained in the Investment Company Act.

Corporate Debt Obligations; Bank Obligations; Trust Preferred Securities; Convertible Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in corporate debt obligations, trust preferred securities and convertible securities. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of U.S. or foreign corporations to pay interest and repay principal. In addition, the Portfolio and certain Underlying Funds may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. A trust preferred security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. The securities are generally senior in claim to standard preferred stock but junior to other bondholders. The Portfolio and certain Underlying Funds may also invest in other short-term obligations issued or guaranteed by U.S. corporations, non-U.S. corporations or other entities.

Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

APPENDIX A

Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

Duration (The Portfolio and one or more Underlying Funds).  The duration of the Portfolio and/or an Underlying Fund approximates its price sensitivity to changes in interest rates. For example, suppose that interest rates in one day fall by one percent which, in turn, causes yields on every bond in the market to fall by the same amount. In this example, the price of a bond with a duration of three years may be expected to rise approximately three percent and the price of a bond with a five year duration may be expected to rise approximately five percent. The converse is also true. Suppose interest rates in one day rise by one percent which, in turn, causes yields on every bond in the market to rise by the same amount. In this second example, the price of a bond with a duration of three years may be expected to fall approximately three percent and the price of a bond with a five year duration may be expected to fall approximately five percent. The longer the duration of a bond, the more sensitive the bond’s price is to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security’s cash flows over time. In calculating maturity, the Portfolio and/or an Underlying Fund may determine the maturity of a variable or floating rate obligation according to its interest rate reset date, or the date principal can be recovered on demand, rather than the date of ultimate maturity. Similarly, to the extent that a fixed income obligation has a call, refunding, or redemption provision, the date on which the instrument is expected to be called, refunded or redeemed may be considered to be its maturity date. There is no guarantee that the expected call, refund or redemption will occur, and the Portfolio’s and/or an Underlying Fund’s average maturity may lengthen beyond the investment adviser’s expectations should the expected call, refund or redemption not occur. In computing portfolio duration, the Portfolio and/or an Underlying Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as “option-adjusted” duration. The investment adviser of the Portfolio and/or an Underlying Fund may use futures contracts, options on futures contracts and swaps to manage the Underlying Fund’s target duration. The Portfolio and/or an Underlying Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

The investment adviser of an Underlying Fund may use derivative instruments, among other things, to manage the duration of the Portfolio’s and/or an Underlying Fund’s investment portfolio. These derivative instruments include financial futures contracts and swap transactions, as well as other types of derivatives, and can be used to shorten and lengthen the duration of the Portfolio and/or an Underlying Fund. The Portfolio’s and/or an Underlying Fund’s investments in derivative instruments, including financial futures contracts and swaps, can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from an Underlying Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Portfolio and/or an Underlying Fund are taxable to its shareholders.

Interest rates, fixed income securities prices, the prices of futures and other derivatives, and currency exchange rates can be volatile, and a variance in the degree of volatility or in the direction of the market from the Portfolio’s and/or an Underlying Fund’s investment adviser’s expectations may produce significant losses in the Portfolio’s and/or an Underlying Fund’s investments in derivatives. In addition, a perfect correlation between a derivatives position and a fixed income security position is generally impossible to achieve. As a result, the Portfolio’s and/or an Underlying Fund’s investment adviser’s use of derivatives may not be effective in fulfilling the Underlying Fund’s investment adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Financial futures contracts used by the Portfolio and/or an Underlying Fund include may interest rate futures contracts including, among others, Eurodollar futures contracts. Eurodollar futures contracts are U.S. dollar-denominated futures contracts that are based on the implied forward LIBOR of a three-month deposit. Further information is included in the Prospectus regarding futures contracts, swaps and other derivative instruments used by the Portfolio and/or an Underlying Fund, including information on the risks presented by these instruments and other purposes for which they may be used by the Portfolio and/or an Underlying Fund.

Floating and Variable Rate Obligations (The Portfolio and one or more Underlying Funds).  Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. The Portfolio and/or an Underlying Fund may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks. The Portfolio and/or an Underlying Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institutions.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Portfolio and/or an Underlying Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Portfolio and/or an Underlying Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Portfolio and/or an Underlying Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Portfolio and/or an Underlying Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Portfolio and/or an Underlying Fund may not benefit from increasing interest rates for a significant amount of time.

Foreign Currency Transactions (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may, to the extent consistent with their investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Portfolio and/or an Underlying Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Portfolio and/or an Underlying Fund may enter into foreign currency transactions to seek a closer correlation between the Portfolio’s and/or an Underlying Fund’s overall currency exposures and the currency exposures of the Portfolio’s and/or an Underlying Fund’s performance benchmark. The Portfolio and/or an Underlying Fund may also enter into such transactions to seek to increase total return, which presents additional risk.

The Portfolio and/or an Underlying Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. The Portfolio and/or an Underlying Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the investment adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the investment adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

The Portfolio and/or an Underlying Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Portfolio and/or an Underlying Fund and a counterparty (usually a commercial bank) to pay the other party the amount that it would cost based on current market rates as of the termination date to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. If the counterparty defaults, the Portfolio and/or an Underlying Fund will have contractual remedies pursuant to the agreement related to the transaction, but the Portfolio and/or an Underlying Fund may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions. Such non-deliverable forward transactions will be settled in cash.

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, the Portfolio’s and/or an Underlying Fund’s NAV to fluctuate. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Certain forward foreign currency exchange contracts and other currency transactions are not exchange traded or cleared. The market in such forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Because these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Portfolio and/or an

APPENDIX A

Underlying Fund of unrealized profits, transaction costs, or the benefits of a currency hedge, or could force the Portfolio and/or an Underlying Fund to cover its purchase or sale commitments, if any, at the current market price.

The Portfolio and certain Underlying Funds are not required to post cash collateral with its counterparties in certain foreign currency transactions. Accordingly, may remain more fully invested (and more of the Underlying Fund’s assets may be subject to investment and market risk) than if it were required to post cash collateral with its counterparties (which is the case with certain transactions). Where the Portfolio’s and certain Underlying Funds’ counterparties are not required to post cash collateral with the Portfolio and/or an Underlying Fund, the Portfolio and/or an Underlying Fund will be subject to additional counterparty risk.

Non-Investment Grade Fixed Income Securities (The Portfolio and one or more Underlying Funds).  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as “junk bonds”) are considered speculative. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Non-investment grade fixed income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions. Non-investment grade securities are also issued by governmental bodies that may have difficulty in making all scheduled interest and principal payments.

The market value of non-investment grade fixed income securities tends to reflect individual corporate or municipal developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, the Portfolio’s and/or an Underlying Fund’s ability to achieve its investment objectives may depend to a greater extent on the investment adviser’s judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed income securities may not be able to make use of other methods of financing and their ability to service debt obligations may be affected more adversely than issuers of higher-rated securities by economic downturns, specific corporate or financial developments or the issuer’s inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

A holder’s risk of loss from default is significantly greater for non-investment grade fixed income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Portfolio and/or an Underlying Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Portfolio and/or an Underlying Fund of its initial investment and any anticipated income or appreciation is uncertain.

The secondary market for non-investment grade fixed income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed income securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. The lack of sufficient market liquidity may cause the Portfolio and/or an Underlying Fund to incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Portfolio’s and/or an Underlying Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Portfolio and/or an Underlying Fund to obtain precise valuations of the high yield securities in its portfolio.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Loan-Related Investments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in loan-related investments such as loan participations and assignments. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower (the “borrower”) which is administered and sold by a financial intermediary. The Portfolio and/or an Underlying Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan interests may take the form of a direct or co-lending relationship with the borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller’s share of the loan. When the Portfolio and/or an Underlying Fund acts as co-lender in connection with a loan interest or when it acquires certain interests, the Portfolio and/or an Underlying Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Portfolio and/or an Underlying Fund lacks direct recourse, it will look to an agent for the lenders (the “agent lender”) to enforce appropriate credit remedies against the borrower. In these cases, the Portfolio and/or an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower.

An assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Portfolio and/or an Underlying Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Portfolio and/or an Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Portfolio and/or an Underlying Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolio and/or an Underlying Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Investors in loans, such as the Portfolio and/or an Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Portfolio and/or an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Portfolio’s and/or an Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Portfolio and/or an Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. During periods of heightened redemption activity or distressed market conditions, the Portfolio and/or an Underlying Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).

Senior loans hold the most senior position in the capital structure of a borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and to finance internal growth and for other corporate purposes. Senior loans typically have a stated term of between five and nine years, and have rates of interest which typically are redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. Longer interest rate reset periods generally increase fluctuations in the Portfolio’s and/or an Underlying Fund’s net asset value as a result of changes in market interest rates. As a result, as short-term interest rates increase, interest payable to the Portfolio and/or an Underlying Fund from its investments in senior loans should increase, and as short-term interest rates decrease, interest payable to the Portfolio and/or an Underlying Fund from its investments in senior loans should decrease. Second lien loans have the same characteristics as senior loans except that such loans are subordinated or unsecured and thus lower in priority of payment to senior loans. Accordingly, the risks associated with second lien loans are higher than the risk of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Portfolio and/or an Underlying Fund. Second lien loans typically have adjustable floating rate interest payments. Generally, loans have the benefit of restrictive covenants that limit the ability of the borrower to further encumber its assets or impose other obligations. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

APPENDIX A

Preferred Stock, Warrants and Stock Purchase Rights (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in preferred stock, warrants and stock purchase rights (or “rights”). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

REITs (The Portfolio and one or more Underlying Fund).  The Portfolio and/or an Underlying Fund may invest in REITs from time to time. REITS are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable federal income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. An investment in REITs by the Portfolio and/or an Underlying Fund involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Portfolio and/or an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. The Portfolio and/or an Underlying Fund will indirectly bear their proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Other Investment Companies (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in securities of other investment companies, including ETFs such as iSharesSM, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of total assets in securities of any one investment company or more than 10% of their total assets in securities of all investment companies. Many ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Portfolio and/or an Underlying Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

The use of ETFs is intended to help the Portfolio and/or an Underlying Fund match the total return of the particular market segments or indices represented by those ETFs, although that may not be the result. Most ETFs are passively managed investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio and/or an Underlying Fund could lose money investing in an ETF. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Portfolio and/or an Underlying Fund may invest in certain other investment companies, including ETFs and money market funds beyond the statutory limits described above or otherwise. Some of those investment companies may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

The Portfolio and/or an Underlying Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses borne by the Portfolio and/or an Underlying Fund. Although the Portfolio and/or an Underlying Fund do not expect to do so in the foreseeable future, the Portfolio and/or an Underlying Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio and/or an Underlying Fund.

Unseasoned Companies (The Portfolio and one or more Underlying Fund).  The Portfolio and/or an Underlying Fund may invest in companies which (together with their predecessors) have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Options on Securities, Securities Indices and Foreign Currencies (The Portfolio and one or more Underlying Funds).  A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. The Portfolio and/or an Underlying Fund may write (sell) call and put options and purchase put and call options on any securities in which the Portfolio and/or an Underlying Fund may invest or on any securities index consisting of securities in which it may invest. The Portfolio and certain Underlying Funds may also, to the extent consistent with their investment policies, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which presents additional risk). The successful use of options depends in part on the ability of an investment adviser to anticipate future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If an investment adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in the Portfolio’s and/or an Underlying Fund’s investment portfolio, the Portfolio and/or an Underlying Fund may incur losses that it would not otherwise incur. The use of options can also increase the Portfolio’s and/or an Underlying Fund’s transaction costs. Options written or purchased by the Portfolio and/or an Underlying Fund may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Yield Curve Options (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

Futures Contracts and Options and Swaps on Futures Contracts (The Portfolio and one or more Underlying Funds).  Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A swap on a futures contract provides an investor with the ability to gain economic exposure to a particular futures market. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. Certain Underlying Funds and the Portfolio may engage in futures transactions on U.S. and (in the case of certain Underlying Funds and the Portfolio) foreign exchanges.

Certain Underlying Funds and the Portfolio may, to the extent consistent with their investment policies, purchase and sell futures contracts, purchase and write call and put options on futures contracts, and enter into swaps on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. An Underlying Fund or Portfolio may also enter into closing purchase and sale transactions with respect to such contracts and options.

APPENDIX A

Futures contracts and related options and swaps present the following risks:

⬛

While an Underlying Fund or the Portfolio may benefit from the use of futures and options and swaps on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Underlying Fund or Portfolio had not entered into any futures contracts, options transactions or swaps.

⬛

Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and an Underlying Fund or the Portfolio may be exposed to additional risk of loss.

⬛

The loss incurred by an Underlying Fund or the Portfolio in entering into futures contracts and in writing call options and entering into swaps on futures is potentially unlimited and may exceed the amount of the premium received.

⬛	Futures markets are highly volatile and the use of futures may increase the volatility of an Underlying Fund’s or Portfolio’s NAV.
⬛

As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to an Underlying Fund or the Portfolio.

⬛	Futures contracts and options and swaps on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
⬛	Foreign exchanges may not provide the same protection as U.S. exchanges.

Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Equity Swaps, Index Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars (The Portfolio and one or more Underlying Funds).  To the extent consistent with their investment policies, the Portfolio and/or an Underlying Fund may enter into some or all of the following swap transactions and option agreements, including interest rate caps, floors and collars. Interest rate swaps involve the exchange by the Portfolio and/or an Underlying Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps (also referred to as credit default swaps) involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security or pool of securities. Credit swaps give one party to a transaction (the buyer of the credit swap) the right to dispose of or acquire an asset (or group of assets or exposure to the performance of an index), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Credit swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps give a party the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be based on agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the party may also be required to pay the dollar value of that decline to the counterparty. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities, including custom baskets, or an index) for another payment stream. An equity swap may be used by the Portfolio and/or an Underlying Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical. Index swaps allow the Portfolio and/or an Underlying Fund to receive one or more payments based off the return, performance or volatility of an index or of certain securities which comprise the index.

The Portfolio and certain Underlying Funds may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than the Portfolio and/or an Underlying Fund incurs in buying a swaption. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

The Portfolio and certain Underlying Funds may enter into the transactions described above for hedging purposes or to seek to increase total return. As an example, when the Portfolio and/or an Underlying Fund is the buyer of a credit default swap (commonly known as buying protection), it may make periodic payments to the seller of the credit default swap to obtain protection against a credit default on a specified underlying asset (or group of assets). If a default occurs, the seller of the credit default swap may be required to pay the Portfolio and/or an Underlying Fund the notional amount of the credit default swap on a specified security (or group of securities). On the other hand, when the Portfolio and/or an Underlying Fund is a seller of a credit default swap, in addition to the credit exposure the Portfolio and/or an Underlying Fund has on the other assets held in its portfolio, the Portfolio and/or an Underlying Fund is also subject to the credit exposure on the notional amount of the swap since, in the event of a credit default, the Portfolio and/or an Underlying Fund may be required to pay the notional amount of the credit default swap on a specified security (or group of securities) to the buyer of the credit default swap. The Portfolio and/or an Underlying Fund will be the seller of a credit default swap only when the credit of the underlying asset is deemed by its investment adviser to meet the Portfolio’s and/or an Underlying Fund’s minimum credit criteria at the time the swap is first entered into.

When the Portfolio and/or an Underlying Fund writes (sells) credit swaps on individual securities or instruments, the Portfolio and/or an Underlying Fund must identify on its books liquid assets equal to the full notional amount of the swaps while the positions are open.

The use of interest rate, mortgage, credit, currency, total return, equity and index swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates or in its evaluation of the creditworthiness of swap counterparties and issuers of the underlying assets, the investment performance of the Portfolio and/or an Underlying Fund would be less favorable than it would have been if these investment techniques were not used.

Currently, certain standardized swap transactions are subject to mandatory central clearing and exchange trading. Although central clearing and exchange trading is expected to decrease counterparty risk and increase liquidity compared to bilaterally negotiated swaps, central clearing and exchange trading does not eliminate counterparty risk or illiquidity risk entirely. Depending on the size of the Portfolio and/or an Underlying Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the Portfolio and/or an Underlying Fund to support its obligations under a similar bilateral, uncleared swap. However, certain applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps which may result in the Portfolio and/or an Underlying Fund and its counterparties posting higher amounts for uncleared swaps.

Structured Securities and Inverse Floaters (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, securities, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. Investments in structured securities may provide exposure to certain securities or markets in situations where regulatory or other restrictions prevent direct investments in such issuers or markets.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference, effectively leveraging the Portfolio’s and/or an Underlying Fund’s investments so that small changes in the value of the Reference may result in disproportionate gains or losses to the Portfolio and/or an Underlying Fund. Consequently, structured securities may present a greater degree of market risk than many types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities. Structured securities are also subject to the risk that the issuer of the structured securities may fail to perform its contractual obligations. Certain issuers of structured products may be deemed to be investment companies as defined in the Investment Company Act. As a result, the Portfolio’s and/or an Underlying Fund’s investments in structured securities may be subject to the limits applicable to investments in other investment companies.

Structured securities are considered hybrid instruments because they are derivative instruments the value of which depends on, or is derived from or linked to, the value of an underlying asset, interest rate index or commodity. Commodity-linked notes are hybrid instruments because the principal and/or interest payments on those notes is linked to the value of the individual commodities, futures contracts or the performance of one or more commodity indices.

APPENDIX A

Structured securities include, but are not limited to, equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of the Portfolio’s and/or an Underlying Fund’s investment objective and policies.

Structured securities may also include inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Structured securities may also include credit linked notes. Credit linked notes are securities with embedded credit default swaps. An investor holding a credit linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

When-Issued Securities and Forward Commitments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Portfolio and/or an Underlying Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Portfolio and/or an Underlying Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio and/or an Underlying Fund may dispose of when-issued securities or forward commitments prior to settlement if its investment adviser deems it appropriate. When purchasing a security on a when-issued basis or entering a forward commitment, the Portfolio and/or an Underlying Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Repurchase Agreements (The Portfolio and one or more Underlying Funds).  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Portfolio and/or an Underlying Fund may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees that furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The collateral may consist of any type of security in which the Portfolio and/or an Underlying Fund is eligible to invest directly or, if an Underlying Fund is subject to minimum credit quality requirements, any type of security, including non-investment grade securities, provided the repurchase agreement counterparty satisfies those minimum credit quality requirements. Repurchase agreements involving obligations other than U.S. Government Securities may be subject to additional risks.

If the other party or “seller” defaults, the Portfolio and/or an Underlying Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio and/or an Underlying Fund are less than the repurchase price and the Underlying Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Portfolio and/or an Underlying Fund could suffer additional losses if a court determines that the Portfolio’s and/or an Underlying Fund’s interest in the collateral is not enforceable.

Certain Underlying Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may engage in securities lending. Securities lending involves the lending of securities owned by the Portfolio and/or an Underlying Fund to financial institutions such as certain broker-dealers, including, as permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. Government Securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by the Portfolio and/or an Underlying Fund in short-term investments, including registered and unregistered investment pools managed by the Investment Adviser, or its affiliates or the Portfolio’s custodian and from which the Investment Adviser or its affiliates may receive fees. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Portfolio and/or an Underlying Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If an investment adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of the total assets of the Portfolio and/or an Underlying Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in the Prospectus or non-fundamental investment policies applicable to the Portfolio and/or an Underlying Fund regarding investments in fixed income securities and cash equivalents.

The Portfolio and/or an Underlying Fund may lend its securities to increase its income. The Portfolio and/or an Underlying Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction becomes insolvent breaches its agreement with the Portfolio, an Underlying Fund or an agent.

Short Sales Against-the-Box (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Portfolio and/or an Underlying Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without the payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Mortgage Dollar Rolls (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may enter into “mortgage dollar rolls.” In mortgage dollar rolls, the Portfolio and/or an Underlying Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio and/or an Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Portfolio and/or an Underlying Fund benefits to the extent of any difference between (i) the price received for the securities sold and (ii) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio and/or an Underlying Fund’s performance.

Successful use of mortgage dollar rolls depends upon an investment adviser’s ability to predict correctly interest rates and mortgage prepayments. If the investment adviser is incorrect in its prediction, the Portfolio and/or an Underlying Fund may experience a loss. The Portfolio and Underlying Funds do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

Borrowings (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of their total assets (including the amount borrowed or received) for temporary or emergency purposes.

Borrowings involve leveraging. If the securities held by the Portfolio and/or an Underlying Fund decline in value while these transactions are outstanding, the NAV of the Portfolio’s and/or an Underlying Fund’s outstanding shares will decline in value by proportionately more than the decline in value of securities.

Reverse Repurchase Agreements (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio and/or an Underlying Fund will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. In the case of the Portfolio and certain Underlying Funds, these reverse repurchase agreements may involve foreign government securities. Reverse

APPENDIX A

repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio and/or an Underlying Fund relinquishes may decline below the price the Portfolio and/or an Underlying Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a Portfolio’s and/or an Underlying Fund’s outstanding shares.

Equity Investments. (The Portfolio and one or more Underlying Funds). After its purchase, a portfolio investment (such as a convertible debt obligation) may convert to an equity security. Alternatively, the Portfolio and/or an Underlying Fund may acquire equity securities in connection with a restructuring event related to one or more of its investments. If this occurs, the Portfolio and/or Underlying Fund may continue to hold the investment if the Investment Adviser believes it is in the best interest of the Portfolio or Underlying Fund and its shareholders.

Asset Segregation (The Portfolio and the Underlying Funds).  As investment companies registered with the SEC, the Portfolio and/or an Underlying Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or SEC staff-approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of swaps, futures contracts, options, forward contracts and other derivative instruments that do not cash settle, for example, the Portfolio and/or an Underlying Fund must identify on its books liquid assets equal to the full notional amount of the instrument while the positions are open, to the extent there is not a permissible offsetting position or a contractual “netting” agreement with respect to swaps (other than credit default swaps where the Portfolio and/or an Underlying Fund is the protection seller). However, with respect to certain swaps, futures contracts, options, forward contracts and other derivative instruments that are required to cash settle, the Portfolio and/or an Underlying Fund may identify liquid assets in an amount equal to the Portfolio’s and/or an Underlying Fund’s daily marked-to-market net obligations (i.e., the Portfolio’s and/or an Underlying Fund’s daily net liability) under the instrument, if any, rather than its full notional amount. Forwards and futures that do not cash settle may be treated as cash settled for asset segregation purposes when the Portfolio and/or an Underlying Fund has entered into a contractual arrangement with a third party futures commission merchant or other counterparty to offset the Portfolio’s and/or an Underlying Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. The Portfolio and Underlying Funds reserve the right to modify their asset segregation policies in the future in their discretion, consistent with the Investment Company Act and SEC or SEC staff guidance. By identifying assets equal to only its net obligations under certain instruments, the Portfolio and/or an Underlying Fund will have the ability to employ leverage to a greater extent than if the Portfolio and/or an Underlying Fund were required to identify assets equal to the full notional amount of the instrument.

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five years (or less if the Portfolio has been in operation for less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s most recent annual report (available upon request).

	Goldman Sachs Tactical Tilt Overlay Fund
	Institutional Shares
	Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31,
	2019	2018			2016	2015
Per Share Data

Net asset value, beginning of period	$9.87	$9.73	$9.83		$10.40	$9.87

Net investment income(a)	0.22	0.12	0.09		0.11	0.18

Net realized and unrealized gain (loss)	(0.15)	0.11	(0.01)		(0.22)	0.46

Total from investment operations	0.07	0.23	0.08		(0.11)	0.64

Distributions to shareholders from net investment income	—	(0.09)	(0.18)		(0.46)	(0.11)

Net asset value, end of period	$9.94	$9.87	$9.73		$9.83	$10.40

Total return(b)	0.71%	2.39%	0.82%		(0.96)%	6.57%

Net assets, end of period (in 000s)	$25,673	$23,583	$5,242,928		$5,214,846	$4,664,660

Ratio of net expenses to average net assets(c)	0.74%	0.69%	0.62	%(d)	0.59%	0.52%

Ratio of total expenses to average net assets(c)	0.79%	0.76%	0.75	%(d)	0.77%	0.79%

Ratio of net investment income to average net assets	2.17%	1.20%	1.10	%(d)	1.15%	1.77%

Portfolio turnover rate(e)	46%	41%	28%		48%	81%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

APPENDIX B

	Goldman Sachs Tactical Tilt Overlay Fund
	Class R6 Shares
	Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.87	$9.81

Net investment income(b)	0.26	0.11

Net realized and unrealized loss	(0.20)	(0.05)

Total from investment operations	0.06	0.06

Distributions to shareholders from net investment income	(0.26)	—

Net asset value, end of period	$9.67	$9.87

Total return(c)	0.58%	0.61%

Net assets, end of period (in 000s)	$714,633	$343,370

Ratio of net expenses to average net assets(d)	0.73%	0.69	%(e)

Ratio of total expenses to average net assets(d)	0.78%	0.76	%(e)

Ratio of net investment income to average net assets	2.65%	1.77	%(e)

Portfolio turnover rate(f)	46%	41%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

Appendix C

Prior Performance of Similarly Advised Accounts of the Investment Adviser

The Investment Adviser manages other advisory accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio. The following table sets forth the historical performance data of all accounts managed by the Investment Adviser with investment objectives, policies and strategies substantially similar to those of the Portfolio (the “Composite Account”). The information is provided to illustrate the past performance of the Investment Adviser in managing the Composite Account as measured against the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index, and does not represent the performance of the Portfolio. The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index is unmanaged, and investors cannot invest directly in the index.

Investors should not consider this performance data a substitute for the performance of the Portfolio, nor should investors consider this data an indication of the future performance of the Portfolio, the Composite Account or of the Investment Adviser.

	Average Annual Total Returns For The Periods Ended 12/31/18

	1 Year	5 Year	Since Inception November 1, 2011
Composite Account Performance (applying approximate Institutional Shares expenses)	(2.66)%	0.38%	3.67%
Composite Account Performance (applying approximate Class R6 Shares expenses)	(2.65)%	0.39%	3.68%
ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index	2.37%	1.47%	0.80%

Calendar Year	Composite Account Performance (applying approximate Institutional Shares expenses)	Composite Account Performance (applying approximate Class R6 Shares expenses)	ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index
2018	(2.66)%	(2.65)%	2.37%
2017	0.60%	0.61%	1.29%
2016	3.25%	3.26%	0.76%
2015	1.58%	1.59%	0.32%
2014	1.13%	1.14%	0.24%
2013	11.50%	11.51%	0.27%
2012	13.10%	13.11%	0.44%
2011 (commenced November 1, 2011)	(1.22)%	(1.22)%	0.09%

The performance information with respect to the Composite Account is shown net of applicable estimated total annual operating expenses of the Portfolio’s Institutional and Class R6 Shares, without provision for federal and state taxes, if any.

The Composite Account is not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the Investment Company Act and Subchapter M of the Code. Consequently, the performance results of the Investment Adviser’s Composite Account could have been adversely affected if the Composite Account had been regulated as an investment company under the federal securities laws. In addition, the investments held by the Portfolio will not be identical to the investments held by the Composite Account for the periods shown above. Accordingly, the future performance of the Portfolio will differ from the performance of the Composite Account.

Tactical Tilt Overlay Fund Prospectus

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the Portfolio’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolio and its policies is also available in the Portfolio’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of the Prospectus).

The Portfolio’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Portfolio’s website: http://www.gsamfunds.com/mutualfunds.

From time to time, certain announcements and other information regarding the Portfolio may be found at http://www.gsamfunds.com/announcements-ind for individual investors, or

http://www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

Institutional & Class R6

⬛ By telephone:	1-800-621-2550

⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306

⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

Other information about the Portfolio is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

TACTPRO-19V2	The Portfolios’ investment company registration number is 811-05349. GSAM® is a registered service mark of Goldman Sachs & Co. LLC.

Prospectus

TACTICAL TILT OVERLAY FUND

December 27, 2019,

as supplemented April 30, 2020

⬛	Goldman Sachs Tactical Tilt Overlay Fund

∎	Class P Shares: GSLPX

It is our intention that beginning on January 1, 2021, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Class P shareholders. If you hold shares of the Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolio’s transfer agent if you invest directly with the transfer agent.

THE SECURITIES AND EXCHANGE COMMISSION AND COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A PORTFOLIO.

Goldman Sachs Tactical Tilt Overlay Fund—Summary

Investment Objective

The Goldman Sachs Tactical Tilt Overlay Fund (the “Portfolio”) seeks long-term total return.

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Class P
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.72%
Other Expenses	0.06%
Acquired (Underlying) Fund Fees and Expenses	0.15%
Total Annual Portfolio Operating Expenses[1]	0.93%
Fee Waivers and Expense Limitation[2]	(0.07)%
Total Annual Portfolio Operating Expenses After Fee Waivers and Expense Limitation[1]	0.86%

[1]

The “Total Annual Portfolio Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets in the Financial Highlights which reflect the operating expenses of the Portfolio and do not include “Acquired (Underlying) Fund Fees and Expenses.”

[2]

The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests, except those management fees it earns from the Portfolio’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the Subsidiary (as defined below) at an annual rate of 0.42% of the Subsidiary’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Portfolio’s average daily net assets. The management fee waiver arrangement with respect to the Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The management fee waiver arrangement with respect to affiliated fund fees and expense limitation arrangement will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class P Shares of the Portfolio for the time periods indicated and then redeem all of your Class P Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$88	$289	$508	$1,137

Portfolio Turnover

The Portfolio does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined below). However, the Portfolio and the Underlying Funds pay transaction costs when they buy and sell other securities or instruments (i.e., “turn over” their portfolios). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Underlying Fund and its shareholders, including the Portfolio, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual Portfolio operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended August 31, 2019 was 46% of the average value of its portfolio.

Principal Strategy

The Portfolio seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Tilts”) generated by the Goldman

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Sachs Investment Strategy Group (“Investment Strategy Group”). Investment Strategy Group Tactical Tilt recommendations are recommendations to overweight or underweight exposures to certain asset classes, with such overweighting and underweighting to be funded from a “funding source” from which assets should be reallocated. The Investment Strategy Group will consider, among other things, the stand-alone risk/reward of each investment idea that may become a Tactical Tilt recommendation, how it fits with the Investment Strategy Group’s broader global economic and market views, and its merits compared to other ideas. The Investment Adviser determines in its sole discretion how to implement Tactical Tilt recommendations in the Portfolio.

Tactical Tilts are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, (a) unaffiliated investment companies, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) and (b) affiliated investment companies that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”); (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non-investment grade securities (commonly known as “junk bonds”); (iv) derivatives and (v) commodity investments, primarily through a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Portfolio’s investments may be publicly traded or privately issued or negotiated. The Portfolio may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Portfolio may implement short positions for hedging purposes or to seek to enhance absolute return, and may do so by using swaps or futures, or through short sales of any instrument that the Portfolio may purchase for investment.

The Investment Adviser expects that the Portfolio may invest in one or more of the following Underlying Funds in order to implement Tactical Tilts: Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs Government Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, Goldman Sachs MLP Energy Infrastructure Fund, Goldman Sachs Short Duration Income Fund and Goldman Sachs Short Duration Tax-Free Fund as may be determined by the Investment Adviser from time to time without considering or canvassing the universe of unaffiliated investment companies available.

The Portfolio may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Portfolio’s derivative investments may include but are not limited to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, excess return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and exchange-traded notes. As a result of the Portfolio’s use of derivatives, the Portfolio may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Investment in Cayman Subsidiary.  The Portfolio seeks to gain exposure to the commodities markets by investing in the Subsidiary. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps and excess return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. An option on commodities gives the purchaser the right (and the writer of the option the obligation) to assume a position in a commodity or a specified basket of commodities at a specified exercise price within a specified period of time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the Subsidiary and the Portfolio economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Portfolio nor the Subsidiary invests directly in physical commodities. The Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

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Exposure to Commodities.  The Portfolio may also gain exposure to commodities by investing in commodity index-linked structured notes, publicly traded partnerships (“PTPs”) and pooled investment vehicles (including ETFs, ETNs and affiliated or unaffiliated investment companies). PTPs are limited partnerships, the interests (or “units”) in which are traded on public exchanges. The Portfolio may invest in PTPs that are commodity pools.

The investments and positions that the Investment Adviser determines to use to implement the Tactical Tilt recommendations will constitute the Portfolio’s only investments, other than its investments in investment-grade fixed income instruments, cash or cash equivalents or other short-term instruments. At any time, and from time to time, a material portion of the Portfolio’s assets may be invested in such instruments, and not for the purpose of implementing Tactical Tilts.

The Portfolio is designed to provide investors with an efficient means of implementing the Tactical Tilts strategy, which is intended to complement an investor’s broader, diversified investment portfolio. A Tactical Tilt strategy should be an appropriately sized portion of an investor’s overall investment portfolio. It is important that investors view an allocation to the Portfolio as a long-term addition to a broader, diversified portfolio and not look to opportunistically time their investments in or redemptions from the Portfolio.

The Portfolio’s benchmark index is the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index. References in the Prospectus to the Portfolio’s benchmark are for informational purposes only and are not an indication of how the Portfolio is managed. The Portfolio’s risk profile is different from that of its benchmark and, as a result, the performance of the Portfolio may not correlate with that of the benchmark.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, AND THE INVESTMENTS IN EACH UNDERLYING FUND, MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

Principal Risks of the Portfolio and the Underlying Funds

Loss of money is a risk of investing in the Portfolio. The investment program of the Portfolio is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Portfolio should not be relied upon as a complete investment program. The Portfolio’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Portfolio will be achieved. Moreover, certain investment techniques which the Portfolio may employ in its investment program can substantially increase the adverse impact to which the Portfolio’s investments may be subject. There is no assurance that the investment processes of the Portfolio will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Portfolio will be exercised in a manner that is successful or that is not adverse to the Portfolio. These risks may also apply to one or more Underlying Funds. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Investors should carefully consider these risks before investing.

The following risks include the principal risks that the Portfolio is exposed to through its direct investments in securities and other instruments, as well as the principal risks of the Underlying Funds. The Portfolio is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Each principal risk listed below is followed by a parenthetical that indicates whether it is a principal risk of the Portfolio, of one or more Underlying Funds, or both. Changes in the particular Underlying Funds in which the Portfolio may invest, and changes in the investments of the Underlying Funds, may cause the Portfolio to be subject to additional or different risks than the risks listed below.

Asset Allocation Risk (The Portfolio).

The Portfolio’s allocations to the various asset classes may cause the Portfolio to underperform other funds with a similar investment objective.

Call/Prepayment Risk (One or more Underlying Funds).

An issuer could exercise its right to pay principal on an obligation held by an Underlying Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, an Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

Commodity Sector Risk (The Portfolio).

Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary may enter into may involve

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counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiary’s, and therefore the Portfolio’s, share value to fluctuate.

Concentration Risk (The Portfolio).

If the Portfolio invests a substantial portion of its total assets in issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if its investments were not so concentrated.

Conflict of Interest Risk (One or more Underlying Funds).

Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict an Underlying Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

Counterparty Risk (The Portfolio and one or more Underlying Funds).

Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Portfolio and/or an Underlying Fund enters into uncleared OTC transactions, the Portfolio and/or an Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio and/or an Underlying Fund will sustain losses.

CPIU Measurement Risk (One or more Underlying Funds).

The Consumer Price Index for Urban Consumers (“CPIU”) is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of the Underlying Fund.

Credit/Default Risk (The Portfolio and one or more Underlying Funds).

An issuer or guarantor of fixed income securities held by the Portfolio and/or an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s and/or an Underlying Fund’s liquidity and cause significant net asset value (“NAV”) deterioration. These risks are more pronounced in connection with the Portfolio’s and/or an Underlying Fund’s investments in non-investment grade fixed income securities.

Deflation Risk (One or more Underlying Funds).

An Underlying Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation.” If this occurs, the principal and income of inflation protected securities held by the Underlying Fund would likely decline in price, which could result in losses for the Underlying Fund.

Derivatives Risk (The Portfolio and one or more Underlying Funds).

The Portfolio’s and/or an Underlying Fund’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio and/or an Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Energy Sector Risk (One or more Underlying Funds).

The MLP Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. Energy infrastructure master limited partnership (“MLP”) investments, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity price and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy products that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which

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could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the MLP Energy Infrastructure Fund, which in turn could impact the ability of the Underlying Fund to pay dividends and dramatically impact the value of the Underlying Fund’s investments.

Expenses Risk (The Portfolio).

By investing in pooled investment vehicles (including investment companies, ETFs and money market funds, partnerships and real estate investment trusts (“REITs”) indirectly through the Portfolio), the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

Foreign and Emerging Countries Risk (The Portfolio and one or more Underlying Funds).

Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio and/or an Underlying Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio and/or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Portfolio and/or an Underlying Fund’s investments in securities of issuers located in emerging markets.

Geographic Risk (The Portfolio and one or more Underlying Funds).

If the Portfolio and/or an Underlying Fund focuses their investments in issuers located in a particular country or geographic region, the Portfolio and/or Underlying Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk (One or more Underlying Funds).

The Global Real Estate Securities Fund and International Real Estate Securities Fund concentrate their investments in the real estate industry, which has historically experienced substantial price volatility. This concentration subjects the Global Real Estate Securities and International Real Estate Securities Funds to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries.

Inflation Protected Securities Risk (One or more Underlying Funds).

The value of inflation protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation protected securities. The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk (The Portfolio and one or more Underlying Funds).

When interest rates increase, fixed income securities or instruments held by the Portfolio and/or an Underlying Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s and/or an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio and/or an Underlying Fund.

Investing in the Underlying Funds (The Portfolio).

The Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser.

Investments in Affiliated Underlying Funds (The Portfolio).

The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause

5

the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

Investments in ETFs (The Portfolio).

The Portfolio may invest directly in unaffiliated ETFs. The ETFs in which the Portfolio may invest are subject to the same risks and may invest directly in the same securities as those of the Underlying Funds, as described below under “Investments of the Underlying Funds.” In addition, the Portfolio’s investments in these unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of a Securities and Exchange Commission (“SEC”) exemptive order or SEC exemptive rule.

Investments of the Underlying Funds (The Portfolio).

Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds.

Large Shareholder Transactions Risk (The Portfolio and one more Underlying Funds).

The Portfolio and/or an Underlying Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio and/or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio and/or Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the NAV and liquidity of the Portfolio and/or Underlying Fund. Similarly, large Portfolio and/or Underlying Fund share purchases may adversely affect the performance of the Portfolio and/or an Underlying Fund to the extent that the Portfolio and/or Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the current expenses of the Portfolio and/or an Underlying Fund being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio and/or Underlying Fund.

Leverage Risk (The Portfolio).

Borrowing and the use of derivatives may result in leverage and may make the Portfolio and/or an Underlying Fund more volatile. The use of leverage may cause the Portfolio and/or an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Portfolio and/or an Underlying Fund can substantially increase the adverse impact to which the Portfolio’s and/or an Underlying Fund’s investment portfolio may be subject.

Liquidity Risk (The Portfolio and one or more Underlying Funds).

The Portfolio and/or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio and/or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio and/or an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Portfolio’s or an Underlying Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Portfolio’s and an Underlying Fund’s liquidity.

Loan-Related Investments Risk (The Portfolio and one or more Underlying Funds).

In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become relatively illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become relatively illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Portfolio and/or an Underlying Fund do not always have direct recourse against a borrower if the borrower fails to pay scheduled

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principal and/or interest; may be subject to greater delays, expenses and risks than if the Portfolio and/or an Underlying Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender or counterparty (rather than the borrower), subjecting the Portfolio and/or an Underlying Fund to the creditworthiness of that lender as well. Investors in loans, such as the Portfolio and/or an Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Portfolio and/or Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Portfolio’s and/or Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Portfolio and/or Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. During periods of heightened redemption activity or distressed market conditions, the Portfolio and/or Underlying Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Generally, loans have the benefit of restrictive covenants that limit the ability of the borrower to further encumber its assets or impose other obligations. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

Management Risk (The Portfolio).

A strategy used by the Investment Adviser or an investment adviser to one or more Underlying Funds may fail to produce the intended results.

Market Risk (The Portfolio and one or more Underlying Funds).

The market value of the instruments in which the Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and/or an Underlying Fund and their investments.

Master Limited Partnership Risk (One or more Underlying Funds).

Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Mid-Cap and Small-Cap Risk (One or more Underlying Funds).

Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Mortgage-Backed and Other Asset-Backed Securities Risk (One or more Underlying Funds).

Mortgage-related and other asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing an Underlying Fund to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Municipal Securities Risk (One or more Underlying Funds).

Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. An Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While

7

interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Non-Diversification Risk (One or more Underlying Funds).

Certain Underlying Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, those Underlying Funds may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.

Non-Hedging Foreign Currency Trading Risk (The Portfolio and one or more Underlying Funds).

The Portfolio and one or more Underlying Funds may engage in forward foreign currency transactions for hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations may produce significant losses to the Portfolio and/or an Underlying Fund. Some of these transactions may also be subject to interest rate risk.

Non-Investment Grade Fixed Income Securities Risk (The Portfolio and one or more Underlying Funds).

Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Private Investment in Public Equities (“PIPE”) Risk (One or more Underlying Funds).

The MLP Energy Infrastructure Fund may make PIPE transactions. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the MLP Energy Infrastructure Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The MLP Energy Infrastructure Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended (the “Securities Act”), the securities are “restricted” and cannot be immediately resold into the public markets. The MLP Energy Infrastructure Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. However, the ability of the MLP Energy Infrastructure Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid investments.

Real Estate Industry Risk (One or more Underlying Funds).

Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

REIT Risk (One or more Underlying Funds).

REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Global Real Estate Securities Fund and International Real Estate Securities Fund to effect sales at an advantageous time or without a substantial drop in price.

Short Position Risk (The Portfolio and one or more Underlying Funds).

The Portfolio and/or an Underlying Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Portfolio and/or an Underlying Fund may purchase for investment. Taking short positions involves leverage of the Portfolio’s and/or an Underlying Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Portfolio and/or an Underlying Fund has taken a short position increases, then the Portfolio and/or an Underlying Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent that the Portfolio and/or an Underlying Fund uses the proceeds it receives from a

8

short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Portfolio and/or an Underlying Fund to the markets and therefore could magnify changes to the Portfolio’s and/or an Underlying Fund’s NAV.

Sovereign Default Risk (The Portfolio and one or more Underlying Funds).

An issuer of non-U.S. sovereign debt, or the governmental authorities that control the repayment of the debt, may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.

State/Territory Specific Risk (One or more Underlying Funds).

Certain Underlying Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the Underlying Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Stock Risk (The Portfolio and one or more Underlying Funds).

Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Strategy Risk (One or more Underlying Funds).

The MLP Energy Infrastructure Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the MLP Energy Infrastructure Fund and its shareholders.

Subsidiary Risk (The Portfolio).

The Subsidiary is not registered under the Investment Company Act and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”) and could adversely affect the Portfolio.

Swaps Risk (The Portfolio).

In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Tax Risk (The Portfolio).

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the Portfolio has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Portfolio intends to limit its investments in commodity index-linked structured notes.

The IRS recently issued final regulations that would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion (the “Subpart F Distribution Rule”) or (ii) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

In reliance on an opinion of counsel (“Tax Opinion”), the Portfolio may gain exposure to the commodity markets through investments in the Subsidiary. As a condition to receiving the Tax Opinion, the Portfolio already seeks to satisfy the Subpart F Distribution Rule.

The tax treatment of the Portfolio’s investments in the Subsidiary could affect whether income derived from such investment is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable

9

income or any gains and distributions made by the Portfolio. If the IRS were to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” the Portfolio may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

Tax Risk (One or more Underlying Funds).

Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”) can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect certain Underlying Funds’ net asset values and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.

Tax Consequences Risk (One or more Underlying Funds).

An Underlying Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in the Underlying Fund’s gross income.

Treasury Inflation Protected Securities Risk (One or more Underlying Funds).

The value of inflation protected securities issued by the U.S. Treasury (“TIPS”) generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable.

U.S. Government Securities Risk (The Portfolio and one or more Underlying Funds).

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds.  A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of the Prospectus is provided beginning on page 18 of the Prospectus.

Performance

The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Institutional Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Institutional Shares compare to those of a broad-based securities market index. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the phone number on the back cover of the Prospectus.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

TOTAL RETURN	CALENDAR YEAR (INSTITUTIONAL)

The total return for Institutional Shares for the 9-month period ended September 30, 2019 was 4.81% Best Quarter Q1 ‘15 +5.75% Worst Quarter Q3 ‘15 –4.75%

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AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	Since Inception
Institutional Shares (Inception 7/31/14)*
Returns Before Taxes	–2.45%	0.95%
Returns After Taxes on Distributions	–2.45%	0.13%
Returns After Taxes on Distributions and Sale of Portfolio Shares	–1.45%	0.36%
ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.95%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).

Portfolio Managers:  Sergey Kraytman, Managing Director—Global Portfolio Solutions, has managed the Portfolio since 2014; David Hale, CFA, Vice President—Global Portfolio Solutions, has managed the Portfolio since 2015; and Siwen Wu, Vice President—Global Portfolio Solutions, has managed the Portfolio since 2019.

Buying and Selling Portfolio Shares

The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Class P Shares.

You may purchase and redeem (sell) Class P Shares of the Portfolio on any business day through the Goldman Sachs Private Wealth Management business unit, The Goldman Sachs Trust Company, N.A., The Goldman Sachs Trust Company of Delaware, The Ayco Company, L.P. or with certain intermediaries that are authorized to offer Class P Shares.

Tax Information

The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through an intermediary that is authorized to offer Class P Shares, the Portfolio and/or its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your intermediary’s website for more information.

11

Investment Management Approach

INVESTMENT OBJECTIVE

The Portfolio seeks long-term total return. The Portfolio’s investment objective may be changed without shareholder approval upon 60 days’ notice.

PRINCIPAL INVESTMENT STRATEGY

Tactical Tilt Overlay Fund

The Portfolio seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments (“Tactical Tilts”) generated by the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). Investment Strategy Group Tactical Tilt recommendations are recommendations to overweight or underweight exposures to certain asset classes, with such overweighting and underweighting to be funded from a “funding source” from which assets should be reallocated. The Investment Strategy Group will consider, among other things, the stand-alone risk/reward of each investment idea that may become a Tactical Tilt recommendation, how it fits with the Investment Strategy Group’s broader global economic and market views, and its merits compared to other ideas. The Investment Adviser determines in its sole discretion how to implement Tactical Tilt recommendations in the Portfolio.

Tactical Tilts are generally implemented by investing in any one or in any combination of the following securities and instruments: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) pooled investment vehicles including, but not limited to, (a) unaffiliated investment companies, ETFs and ETNs and (b) the Underlying Funds; (iii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, commercial paper, certificates of deposit, debt participations and non-investment grade securities (commonly known as “junk bonds”); (iv) derivatives and (v) commodity investments, primarily through the Subsidiary. The Portfolio’s investments may be publicly traded or privately issued or negotiated. The Portfolio may invest without restriction as to issuer capitalization, country, currency, maturity or credit rating. The Portfolio may implement short positions for hedging purposes or to seek to enhance absolute return, and may do so by using swaps or futures, or through short sales of any instrument that the Portfolio may purchase for investment.

The Investment Adviser expects that the Portfolio may invest in one or more of the following Underlying Funds in order to implement Tactical Tilts: Goldman Sachs Core Fixed Income Fund, Goldman Sachs Dynamic Municipal Income Fund, Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Enhanced Income Fund, Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs Government Income Fund, Goldman Sachs High Quality Floating Rate Fund, Goldman Sachs High Yield Fund, Goldman Sachs High Yield Floating Rate Fund, Goldman Sachs High Yield Municipal Fund, Goldman Sachs Inflation Protected Securities Fund, Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Investment Grade Credit Fund, Goldman Sachs Local Emerging Markets Debt Fund, Goldman Sachs MLP Energy Infrastructure Fund, Goldman Sachs Short Duration Income Fund and Goldman Sachs Short Duration Tax-Free Fund as may be determined by the Investment Adviser from time to time without considering or canvassing the universe of unaffiliated investment companies available.

The Portfolio may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or OTC and may or may not be centrally cleared. The Portfolio’s derivative investments may include but are not limited to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, excess return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and exchange-traded notes. As a result of the Portfolio’s use of derivatives, the Portfolio may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.

Investment in Cayman Subsidiary.  The Portfolio seeks to gain exposure to the commodities markets by investing in the Subsidiary. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The Subsidiary primarily obtains its commodity exposure

12

INVESTMENT MANAGEMENT APPROACH

by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps and excess return swaps on commodity indexes, sub-indexes and single commodities, as well as commodity (U.S. or foreign) futures, commodity options and commodity-linked notes. Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. Commodity futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of, or economic exposure to the price of, a commodity or a specified basket of commodities at a future time. An option on commodities gives the purchaser the right (and the writer of the option the obligation) to assume a position in a commodity or a specified basket of commodities at a specified exercise price within a specified period of time. The value of these commodity-linked derivatives will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked derivatives expose the Subsidiary and the Portfolio economically to movements in commodity prices. Such instruments may be leveraged so that small changes in the underlying commodity prices would result in disproportionate changes in the value of the instrument. Neither the Portfolio nor the Subsidiary invests directly in physical commodities. The Subsidiary may also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

Exposure to Commodities.  The Portfolio may also gain exposure to commodities by investing in commodity index-linked structured notes, PTPs and pooled investment vehicles (including ETFs, ETNs and affiliated or unaffiliated investment companies). PTPs are limited partnerships, the interests (or “units”) in which are traded on public exchanges. The Portfolio may invest in PTPs that are commodity pools.

The investments and positions that the Investment Adviser determines to use to implement the Tactical Tilt recommendations will constitute the Portfolio’s only investments, other than its investments in investment-grade fixed income instruments, cash or cash equivalents or other short-term instruments. At any time, and from time to time, a material portion of the Portfolio’s assets may be invested in such instruments, and not for the purpose of implementing Tactical Tilts.

The Portfolio is designed to provide investors with an efficient means of implementing the Tactical Tilts strategy, which is intended to complement an investor’s broader, diversified investment portfolio. A Tactical Tilt strategy should be an appropriately sized portion of an investor’s overall investment portfolio. It is important that investors view an allocation to the Portfolio as a long-term addition to a broader, diversified portfolio and not look to opportunistically time their investments in or redemptions from the Portfolio.

The Portfolio may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), commercial paper rated at least A-2 by Standard & Poor’s Rating Services (“Standard & Poor’s”), P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable credit rating by another NRSRO (or if unrated, determined by the Investment Adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, certain ETFs and other investment companies and cash items. When the Portfolio’s assets are invested in such instruments, the Portfolio may not be achieving its investment objective.

The Portfolio’s benchmark index is the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”). The Index tracks the performance of a synthetic asset paying the London Interbank Offered Rate (“LIBOR”) to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. References in the Prospectus to the Portfolio’s benchmark are for informational purposes only and are not an indication of how the Portfolio is managed.

THE PARTICULAR UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST, AND THE INVESTMENTS IN EACH UNDERLYING FUND, MAY BE CHANGED FROM TIME TO TIME WITHOUT SHAREHOLDER APPROVAL OR NOTICE.

In addition, the Portfolio’s investment objective and all policies not specifically designated as fundamental in the Prospectus or the SAI are non-fundamental and may be changed without shareholder approval. If there is a change in the Portfolio’s investment objective, you should consider whether the Portfolio remains an appropriate investment in light of your then current financial position and needs.

13

GSAM Investment Philosophy

The Investment Strategy Group, a group of researchers, economists, and strategists within Goldman Sachs & Co. LLC (“Goldman Sachs”), is responsible for generating Tactical Tilt recommendations for Goldman Sachs and its clients by employing a range of fundamental, quantitative, and technical analyses at macro, regional, country and sector levels. The Investment Strategy Group has been generating Tactical Tilt recommendations since 2001.

The Portfolio will not necessarily track the Investment Strategy Group’s Tactical Tilt recommendations; rather, the Investment Adviser will have complete and final discretion as to whether any Investment Strategy Group Tactical Tilt recommendation will be implemented within the Portfolio. The Investment Adviser will evaluate the Investment Strategy Group’s Tactical Tilt recommendation and determine whether such Investment Strategy Group Tactical Tilt recommendation should be implemented. The Investment Adviser will consider, among other things, the conviction of the Investment Adviser’s views about the Tactical Tilt, the number and type of Tactical Tilts that are being implemented in the Portfolio at the time, the merits of the Tactical Tilt recommendation compared to other Tactical Tilts already implemented in the Portfolio’s portfolio and risk management considerations. It is expected that not all of the Investment Strategy Group’s Tactical Tilt recommendations will be implemented within the Portfolio. In addition, the Investment Adviser may not implement Tactical Tilts in the same magnitude or utilize the same implementation techniques.

With respect to the Investment Strategy Group Tactical Tilt recommendations that the Investment Adviser determines to implement within the Portfolio, the Investment Adviser will determine, in its sole discretion, the timing and the sizing of each Tactical Tilt implemented by the Portfolio and the structure, instruments and techniques that will be used to implement the Investment Strategy Group’s Tactical Tilt recommendation within the Portfolio. The structure, method and instruments used to implement a Tactical Tilt within the Portfolio may differ from those recommended by the Investment Strategy Group. The Investment Adviser also does not expect to consider the funding source as an Investment Strategy Group Tactical Tilt recommendation unless the Investment Strategy Group Tactical Tilt recommendation includes a recommendation to underweight exposure to the asset class selected as the funding source.

One of the core tenets of the Portfolio’s strategy is value investing. As such, the Tactical Tilts approach used by the Investment Adviser depends on patient capital. For example, in periods of market stress the Portfolio may look to be a provider of liquidity to the market to the extent that it can identify dislocations that present potentially attractive entry points for a new Tactical Tilt or a change to an existing position. Thus, the Portfolio potentially may be adding to a shareholder’s overall portfolio risk at a time when market risk already is independently increasing. The potential ability to profitably capitalize on any such dislocation(s) requires patient capital as it is often the time when market participants wish to reduce risk that the most attractive Tactical Tilt opportunities present themselves. There is no guarantee that an investment in the Portfolio or any such Tactical Tilt(s) will be profitable. Investors should carefully evaluate the risks and potential rewards involved with the Portfolio’s tactical asset allocation strategy and incorporate these considerations when determining their allocation to the Portfolio in the context of their broader, diversified investment portfolio.

ADDITIONAL FEES AND EXPENSES INFORMATION

“Acquired (Underlying) Fund Fees and Expenses” reflect the expenses (including the management fee) borne by the Portfolio as the sole shareholder of the Subsidiary and through its ownership of shares in other investment companies.

ADDITIONAL PERFORMANCE INFORMATION

The below is additional information that relates to the “Performance” section of the Portfolio’s summary section.

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of the Portfolio’s Summary section are applicable only to the time period covered by the bar chart.

These definitions apply to the after-tax returns shown in the “Performance” section of the Portfolio’s Summary section.

Average Annual Total Returns Before Taxes.  These returns do not reflect taxes on distributions on the Portfolio’s Shares nor do they show how performance can be impacted by taxes when shares are redeemed (sold) by you.

Average Annual Total Returns After Taxes on Distributions.  These returns assume that taxes are paid on distributions on the Portfolio’s Institutional Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption (sale) of the Institutional Shares at the end of the performance period.

14

INVESTMENT MANAGEMENT APPROACH

Average Annual Total Returns After Taxes on Distributions and Sale of Portfolio Shares.  These returns reflect taxes paid on distributions on the Portfolio’s Institutional Shares and taxes applicable when the shares are redeemed (sold).

Note on Tax Rates.  The after-tax performance figures are calculated using the historically highest individual federal marginal income tax rates at the time of the distributions and do not reflect state and local taxes. In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

OTHER INVESTMENT PRACTICES AND SECURITIES

Although the Portfolio’s principal investment strategies are described in the Portfolio’s Summary—Principal Strategy section of the Prospectus, the following tables identify some of the investment techniques that may (but are not required to) be used by the Portfolio in seeking to achieve its investment objective. Numbers in these tables show allowable usage only; for actual usage, consult the Portfolio’s annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A. Portfolio holdings information of the Portfolio may be made available periodically on the Portfolio’s website (http://www.gsamfunds.com). In addition, a description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio holdings is available in the Portfolio’s SAI.

15

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio

Tactical Tilt Overlay Fund
Investment Practices

Borrowings	33 1⁄3

Credit, Currency, Equity, Index, Interest Rate, Excess Return, Total Return and Mortgage Swaps and Options on Swaps	•

Cross Hedging of Currencies	•

Custodial Receipts and Trust Certificates	•

Foreign Currency Transactions (including forward contracts)	•

Futures Contracts and Options and Swaps on Futures Contracts	•

Illiquid Investments*	15

Initial Public Offerings (“IPOs”)	•

Interest Rate Caps, Floors and Collars	•

Investment Company Securities (including ETFs)[1]	10

Mortgage Dollar Rolls	•

Options[2]	•

Options on Foreign Currencies	•

Options on Futures	•

Preferred Stock, Warrants and Stock Purchase Rights	•

Repurchase Agreements	•

Reverse Repurchase Agreements (for investment purposes)	•

Securities Lending	33 1⁄3

Short Sales Against the Box	•

Unseasoned Companies	•

When-Issued Securities and Forward Commitments	•

*

Illiquid investments are any investments that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

[1]

This percentage limitation does not apply to the Portfolio’s investments in investment companies (including ETFs) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

[2]	The Portfolio may sell call and put options and purchase call and put options on securities and securities indices in which it may invest.

16

INVESTMENT MANAGEMENT APPROACH

10	Percent of total assets (including securities lending collateral) (italic type)
10	Percent of net assets (excluding borrowings for investment purposes) (roman type)
•	No specific percentage limitation on usage; limited only by the objectives and strategies of the Portfolio

Tactical Tilt Overlay Fund
Investment Securities

American, European and Global Depositary Receipts	•

Asset-Backed and Mortgage-Backed Securities[3]	•

Bank Obligations[3,4]	•

Collateralized Loan Obligations	•

Commodity-linked Derivative Instruments	•

Convertible Securities	•

Corporate Debt Obligations and Trust Preferred Securities[3]	•

Equity Investments	•

Emerging Country Securities	•

Fixed Income Securities	•

Foreign Government Securities[3]	•

Foreign Securities	•

Loan Participations and Loan Assignments	•

Mortgage-Backed Securities

Adjustable Rate Mortgage Loans	•

Collateralized Mortgage Obligations	•

Fixed Rate Mortgage Loans	•

Government Issued Mortgage-Backed Securities	•

Multiple Class Mortgage-Backed Securities	•

Privately Issued Mortgage-Backed Securities	•

Stripped Mortgage-Backed Securities	•

Municipal Securities[3]	•

Non-Investment Grade Fixed Income Securities[3,5]	•

Real Estate Investment Trusts (“REITs”)	•

Structured Securities (which may include equity linked notes)	•

Subsidiary Shares[6]	25

Temporary Investments	•

U.S. Government Securities[3]	•

Yield Curve Options and Inverse Floating Rate Securities	•

[3]	Limited by the amount the Portfolio invests in fixed income securities.
[4]	The Portfolio may invest in bank obligations issued by U.S. or foreign banks.
[5]	May be rated BB+ or lower by Standard & Poor’s, Bal or lower by Moody’s or have a comparable credit rating by another NRSRO at the time of investment.
[6]	The Portfolio may invest up to 25% of its total assets in the shares of the Subsidiary.

17

Description of the Underlying Funds

DESCRIPTION OF THE UNDERLYING FUNDS

The following is a concise description of the investment objectives and practices for each of the Underlying Funds that are currently expected to be used for strategic investment by the Portfolio as of the date of the Prospectus. The Portfolio may also invest in other Underlying Funds not listed below that currently exist or that may become available for investment in the future at the discretion of the Investment Adviser and without shareholder approval or notice. Additional information regarding the investment practices of the Underlying Funds is provided in Appendix A to the Prospectus and in the SAI. The Prospectus is not an offer to sell and is not soliciting an offer to buy any of the Underlying Funds. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio security holdings is available in the SAI. For information regarding the disclosure of an Underlying Fund’s portfolio securities holdings, see the applicable Underlying Fund’s prospectus. Any capitalized terms used but not defined herein shall have their respective meanings as defined in each Underlying Fund’s prospectus.

Underlying Fund	Investment Objective(s)	Principal Investments	Duration or Maturity	Credit Quality	Other Investments
Core Fixed Income Fund	Total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Aggregate Bond Index.	At least 80% of its Net Assets in fixed income securities, including U.S. Government Securities, corporate debt securities, privately issued Mortgage-Backed Securities and asset-backed securities.	Target Duration* = Bloomberg Barclays U.S. Aggregate Bond Index, plus or minus one year.	Minimum = BBB–/Baa3 (at time of purchase)	Foreign fixed income, custodial receipts, municipal and convertible securities, foreign currencies and repurchase agreements collateralized by U.S. Government Securities. Also invests in futures, swaps and other derivatives.
Dynamic Municipal Income Fund	A high level of current income that is exempt from regular federal income tax.	At least 80% of its Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).	Expected Duration* = 2 to 8 years.	Up to 30% of Net Assets rated BB+/Ba1 or below (at time of purchase)	Private activity bonds and non-investment grade securities.
Emerging Markets Debt Fund	A high level of total return consisting of income and capital appreciation.	At least 80% of its Net Assets in sovereign and corporate debt securities and other instruments of issuers in emerging market countries. Such instruments may include credit linked notes and other investments with similar economic exposures.	Target Duration* = J.P. Morgan Emerging Markets Bond Index Global Diversified Index, plus or minus 2 years.	The Fund may invest in securities without regard to credit rating.

All types of foreign and emerging country fixed income securities,

including Brady Bonds and other government-issued debt, interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers, interests in structured securities, fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), loan participations and repurchase agreements with respect to these types of securities.

18

DESCRIPTION OF THE UNDERLYING FUNDS

Underlying Fund	Investment Objective(s)	Principal Investments	Duration or Maturity	Credit Quality	Other Investments
Enhanced Income Fund	Return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.	Primarily invests in a portfolio of U.S. dollar-denominated fixed income securities, including U.S. Government Securities, corporate notes, commercial paper and fixed and floating rate asset-backed securities and foreign securities.	Target Duration* = 9 months, plus or minus one year.	Minimum = BBB (at time of purchase)	Futures, swaps and other derivatives.
Government Income Fund	A high level of current income, consistent with safety of principal.	At least 80% of its Net Assets in U.S. Government Securities and in repurchase agreements collateralized by such securities.	Target Duration* = Bloomberg Barclays U.S. Government/Mortgage Index, plus or minus one year.	Minimum = AAA/Aaa (at time of purchase)	Mortgage-Backed Securities, asset-backed securities, corporate securities, futures, swaps, options on swaps and other derivatives.
High Quality Floating Rate Fund	A high level of current income, consistent with low volatility of principal.

At least 80% of its Net Assets in high quality floating rate or variable rate obligations (i) rated AAA/Aaa at the time of purchase (or the equivalent short term rating for short term obligations such as commercial paper), including repurchase agreements with counterparties rated AAA/Aaa (at the time of purchase) and (ii) U.S. Government Securities, including

Mortgage-Backed Securities, and in repurchase agreements collateralized by U.S. Government Securities.

			Target Duration* = ICE® BofAML® Three-Month U.S. Treasury Bill Index, plus or minus 3 months.	Minimum = AAA/Aaa (at time of purchase)

Fixed rate obligations (subject to the credit quality requirements specified above) and investment grade floating rate or variable rate obligations or other investments.

Also invests in futures, swaps and other derivatives.

High Yield Fund	A high level of current income, and may also consider the potential for capital appreciation.	At least 80% of its Net Assets in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.	Target Duration* = Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index, plus or minus 2.5 years.	At least 80% of Net Assets rated BB+/Ba1 or below (at time of purchase)	Investment grade fixed income securities, including U.S. Government Securities. Also invests in credit default swap indices and other derivatives.
High Yield Floating Rate Fund	A high level of current income.	At least 80% of its Net Assets in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade.	Average Duration* = Credit Suisse Leveraged Loan Index, plus or minus one year.	At least 80% of Net Assets rated BB+/Ba1 or below (at time of purchase)	Fixed income securities, fixed rate corporate bonds, government bonds, convertible debt obligations, mezzanine fixed income investments, investment grade floating or variable rate instruments, preferred stock, repurchase agreements and cash securities. Also invests in credit default swap indices, forward contracts, total return swaps and other derivatives.

19

Underlying Fund	Investment Objective(s)	Principal Investments	Duration or Maturity	Credit Quality	Other Investments
High Yield Municipal Fund	A high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.	At least 80% Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).	Expected Duration* = Goldman Sachs High Yield Municipal Fund Composite Index, which is comprised of the Bloomberg Barclays Municipal Bond Index (40%) and the Bloomberg Barclays Municipal High Yield Bond Index (60%), plus or minus 2 years.	Majority of Total Assets in BBB/Baa and BB+/Ba1 or below (at time of purchase)	Higher grade fixed income securities, private activity bonds and other investment companies (specifically registered money market funds).
Inflation Protected Securities Fund	Real return consistent with preservation of capital.	At least 80% of its Net Assets in TIPS and other U.S. and non-U.S. Government agencies and corporations.	Target Duration* = Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index, plus or minus 2 years.	N/A	Fixed income securities, including U.S. Government Securities, asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers. Also invests in other derivatives, including futures and inflation-linked swaps.
Investment Grade Credit Fund	A high level of total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Credit Index.	At least 80% of its Net Assets in investment grade fixed income securities.	Target Duration* = Bloomberg Barclays U.S. Credit Index, plus or minus one year.	Minimum = BBB–/Baa3 (at time of purchase)	Corporate securities, U.S. Government Securities, Mortgage-Backed Securities, asset-backed securities and Municipal Securities. Also invests in futures, swaps and other derivatives.
Local Emerging Markets Debt Fund	A high level of total return consisting of income and capital appreciation.	At least 80% of its Net Assets in sovereign and corporate debt securities of issuers in emerging market countries, denominated in the local currency of such emerging countries, and other instruments, including credit linked notes and other investments with similar economic exposure.	Target Duration* = J.P. Morgan Government Bond Index – Emerging Markets Global Diversified Index, plus or minus 2 years.	The Fund may invest in securities without regard to credit rating.	All types of foreign and emerging country fixed income securities, including Brady bonds and other government-issued debt, interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers, fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes, and commercial paper), loan participations, and repurchase agreements with respect to these types of securities.

20

DESCRIPTION OF THE UNDERLYING FUNDS

Underlying Fund	Investment Objective(s)	Principal Investments	Duration or Maturity	Credit Quality	Other Investments
Short Duration Income Fund	Total return consisting of income and capital appreciation.	At least 80% of its Net Assets in U.S. or foreign fixed income securities, including U.S. Government Securities, corporate debt securities, collateralized loan obligations, Mortgage-Backed Securities, asset-backed securities, high yield non-investment grade fixed income securities, high yield floating rate loans and sovereign and corporate debt securities, and other instruments of issuers in emerging market countries.	Target Duration* = 3.5 years.	Minimum = Generally, BBB–/Baa3 (at time of purchase)	Municipal Securities, custodial receipts, securities of issuers in default and affiliated or unaffiliated investment companies. Also invests in futures, swaps and other derivatives.
Short Duration Tax-Free Fund	A high level of current income, consistent with relatively low volatility of principal, that is exempt from regular federal income tax.	At least 80% of its Net Assets in Municipal Securities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax.	Expected Duration* = Bloomberg Barclays Municipal Bond 1-3 Year Blend Index, plus or minus 0.5 years.	Minimum = BBB/Baa (at time of purchase)	Private activity bonds and taxable investments.

*	An Underlying Fund’s duration approximates its price sensitivity to changes in interest rates.

Underlying Fund	Investment Objectives	Investment Criteria
Global Real Estate Securities Fund	Total return comprised of long-term growth of capital and dividend income.	At least 80% of its Net Assets in a portfolio of equity investments in issuers that are engaged in or related to the real estate industry (“real estate industry companies”) within and outside the United States. The Fund expects that a substantial portion of its assets will be invested in REITs, REIT-like structures, real estate operating companies or other real estate related investments. The Fund may invest up to 20% of its Net Assets in issuers that are not real estate industry companies and fixed income investments.
International Real Estate Securities Fund	Total return comprised of long-term growth of capital and dividend income.	At least 80% of its Net Assets in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry outside the United States. The Fund expects that a substantial portion of its assets will be invested in REITs, REIT-like structures, real estate operating companies or other real estate related investments. The Fund may invest up to 20% of its total assets in U.S. issuers and fixed income investments.
MLP Energy Infrastructure Fund	Total return through current income and capital appreciation.

At least 80% of its Net Assets in energy infrastructure master limited partnership (“MLP”) investments.

The Fund’s MLP investments may include, but are not limited to: MLPs structured as limited partnerships or limited liability companies; MLPs that are taxed as “C” corporations; institutional units issued by MLP affiliates; “C” corporations that hold significant interests in MLPs; private investments in public equities (“PIPEs”) issued by MLPs; and other U.S. and non-U.S. equity and fixed income securities and derivative instruments, including pooled investment vehicles and exchange-traded notes, that provide exposure to MLPs.

Energy infrastructure MLPs own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related equipment or services. The Fund’s MLP investments may be of any capitalization size. The Fund may also invest up to 20% of its Net Assets in non-MLP investments, including, without limitation, securities of U.S. and non-U.S. corporations that operate in energy sector or that hold energy assets.

21

Risks of the Portfolio and the Underlying Funds

Loss of money is a risk of investing in the Portfolio. The principal risks of the Portfolio and the Underlying Funds are discussed in the Summary section of the Prospectus. The following section provides additional information on the risks that apply to the Portfolio and the Underlying Funds.

The investment program of the Portfolio is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Portfolio should not be relied upon as a complete investment program. The Portfolio’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Portfolio will be achieved. Moreover, certain investment techniques which the Portfolio may employ in its investment program can substantially increase the adverse impact to which the Portfolio’s investments may be subject. There is no assurance that the investment processes of the Portfolio will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Portfolio will be exercised in a manner that is successful or that is not adverse to the Portfolio. These risks may also apply to one or more Underlying Funds. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Investors should carefully consider these risks before investing.

Changes in the particular Underlying Funds in which the Portfolio may invest, and changes in the investments of the Underlying Funds, may cause the Portfolio to be subject to additional or different risks than the risks listed below.

22

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

The following chart displays the risks that the Portfolio is exposed to through its direct investments in securities and other instruments.

✓	Principal Risk
•	Additional Risk

Tactical Tilt Overlay Fund

Absence of Regulation	•

Asset Allocation	✓

Call/Prepayment	•

Commodity Sector	✓

Concentration	✓

Counterparty	✓

Credit/Default	✓

Derivatives	✓

Emerging Countries	✓

Exchange-Traded Notes	•

Expenses	✓

Extension	•

Foreign	✓

Geographic	✓

Initial Public Offering (“IPO”)	•

Interest Rate	✓

Investing in the Underlying Funds	✓

Investment Style	•

Investments in Affiliated Underlying Funds	✓

Investments in ETFs	✓

Investments of the Underlying Funds	✓

Large Shareholder Transactions	✓

Leverage	✓

Liquidity	✓

Loan-Related Investments	✓

Management	✓

Market	✓

Mid-Cap and Small-Cap	•

Mortgage-Backed and Other Asset-Backed Securities	•

Municipal Securities	•

NAV	•

Non-Hedging Foreign Currency Trading	✓

Non-Investment Grade Fixed Income Securities	✓

Publicly Traded Partnerships	•

Real Estate Industry	•

REIT	•

Short Position	✓

Sovereign Default

Economic	✓

Political	✓

Repayment	✓

Stock	✓

Subsidiary	✓

Swaps	✓

Tax	✓

Temporary Investments	•

U.S. Government Securities	✓

23

The Portfolio is also exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following chart displays the risks associated with investing in each of the Underlying Funds, which are also risks of investing in the Portfolio as a result of its investments in the Underlying Funds.

✓	Principal Risk
•	Additional Risk

	Core Fixed Income Fund	Investment Grade Credit Fund	Enhanced Income Fund	Government Income Fund	High Quality Floating Rate Fund	Inflation Protected Securities Fund	Short Duration Income Fund	Emerging Markets Debt Fund	High Yield Fund	High Yield Floating Rate Fund	Local Emerging Markets Debt Fund

Call/Prepayment	•	•	•	✓	✓	•	✓	•	•	•	•

Collateralized Loan Obligations and Other Collateralized Debt Obligations	•	•	•	•	✓	•	✓	•	•	•	•

Conflict of Interest										✓

Counterparty	•		•	•	•	•	✓	✓			✓

CPIU Measurement						✓

Credit/Default	✓	✓	✓	✓	•	✓	✓	✓	✓	✓	✓

Deflation						✓

Derivatives	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Distressed Debt								•	•	•	•

Emerging Countries	✓	•				•	✓	✓	•	•	✓

Extension	•	•	•	•	•	•	✓	•	•	•	•

Floating and Variable Rate Obligations	•	•	•	•	✓	•	✓	•	•	✓	•

Foreign	✓	✓	✓		✓	•	✓	✓	✓	✓	✓

Geographic	•							•			•

Inflation Protected Securities			•	•	•	✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓	•	✓

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Leverage	•		•	•	•	•	•

Liquidity	•	•	•	•	•	•	•	✓	✓	✓	✓

Loan-Related Investments		•					✓	•	✓	✓	•

Management	•	•	•	•	•	•	•	•	•	•	•

Market	•	•	•	•	•	•	•	•	•	•	•

Mortgage-Backed and Other Asset-Backed Securities	✓	•	✓	✓	✓	•	✓		•

Municipal Securities	•	✓				•	✓	•	•		•

NAV	•	•	•	•	•	•	•	•	•	•	•

Non-Diversification											✓

Non-Hedging Foreign Currency Trading	•	•				•	•	•	•	•	✓

Non-Investment Grade Fixed Income Securities		•				•	✓	✓	✓	✓	✓

Other Investment Companies		✓	✓	✓	✓	✓	✓	✓	✓	✓	✓

Portfolio Turnover Rate	✓			✓

Sector	•							•			•

Short Position	✓

Sovereign Default

Economic	•	•	•		•	•	•	✓	•	•	✓

Political	•	•	•		•	•	•	✓	•	•	✓

Repayment	•	•	•		•	•	•	✓	•	•	✓

Tax Consequences						✓

Treasury Inflation Protected Securities	•

U.S. Government Securities	✓	✓	✓	✓	✓	✓	✓	•	•	•	•

24

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

✓	Principal Risk
•	Additional Risk

	High Yield Municipal Fund	Dynamic Municipal Income Fund	Short Duration Tax-Free Fund	MLP Energy Infrastructure Fund	International Real Estate Securities Fund	Global Real Estate Securities Fund

Call/Prepayment	•	•	•

Credit/Default	✓	✓	✓	✓	•	•

Derivatives	•	•	•	•	•	•

Distressed Debt	•	•	•

Emerging Countries					✓	✓

Energy Sector				✓

Extension	•	•	•

Floating and Variable Rate Obligations	•	•	•

Foreign				✓	✓	✓

Geographic	✓	✓	✓		✓	✓

Geographic and Sector	✓	✓	✓

Industry Concentration					✓	✓

Infrastructure Company				✓

IPO				•	•	•

Interest Rate	✓	✓	✓	•	•	•

Investment Style					•	•

Large Shareholder Transactions	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	•	•

Management	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓

Master Limited Partnership				✓	•	•

Mid-Cap and Small-Cap				✓	•	•

Mortgage Backed and Other Asset Backed Securities					•	•

Municipal Securities	✓	✓	✓

Natural Resources				•

NAV	•	•	•	•	•	•

Non-Diversification				✓	✓

Non-Investment Grade Fixed Income Securities	✓	✓			•	•

Other Investment Company	✓	✓	✓	•

Pre-IPO Investments				•

Private Investment in Public Equity				✓

Real Estate Industry					✓	✓

REIT					✓	✓

Sovereign Default					•	•

State/Territory Specific	✓	✓	✓

Stock				✓	•	•

Strategy				✓

Tax	✓	✓	✓	✓

U.S. Government Securities	•	•	•	•	•	•

25

The following section provides additional information on the risks that apply to the Portfolio and the Underlying Funds. Each risk listed below is followed by a parenthetical that indicates whether it is a risk of the Portfolio, of one or more Underlying Funds, or both.

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Absence of Regulation Risk (The Portfolio)—The Portfolio engages in OTC transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.

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Asset Allocation Risk (The Portfolio)—The Portfolio’s allocations to the various asset classes may cause the Portfolio to underperform other funds with a similar investment objective. It is possible that the Investment Adviser will allocate Portfolio assets to asset classes that perform poorly or underperform other investments under various market conditions.

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Call/Prepayment Risk (The Portfolio and one or more Underlying Funds)—An issuer could exercise its right to pay principal on an obligation held by the Portfolio and/or an Underlying Fund (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Portfolio and/or an Underlying Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.

⬛

Collateralized Loan Obligations and Other Collateralized Debt Obligations Risk (One or more Underlying Funds)—An Underlying Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an assetbacked security whose underlying collateral is a pool of loans, which may include, among others, domestic and foreign floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) an Underlying Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of an Underlying Fund.

CLOs issue classes or “tranches” that offer various maturity, risk and yield characteristics. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of risk. If there are defaults or the CLO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those of subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class. An Underlying Fund’s investments in CLOs principally consist of senior tranches and, to a lesser extent, mezzanine tranches.

Typically, CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized by an Underlying Fund as illiquid investments and may have limited independent pricing transparency. However, an active dealer market may exist for CLOs that qualify under the Rule 144A “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers, and such CLOs may be characterized by an Underlying Fund as liquid investments.

An Underlying Fund may also invest in collateralized debt obligations (“CDOs”), which are structured similarly to CLOs, but are backed by pools of assets that are debt securities (rather than being limited only to loans), typically including bonds, other structured finance securities (including other asset-backed securities and other CDOs) and/or synthetic instruments. Like CLOs, the risks of an investment in a CDO depend largely on the type and quality of the collateral securities and the tranche of the CDO in which an Underlying Fund invests. CDOs collateralized by pools of asset-backed securities carry the same risks as investments in asset-backed securities directly, including losses with respect to the collateral underlying those asset-backed securities. In addition, certain CDOs may not hold their underlying collateral directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool. Such CDOs entail the risks associated with derivative instruments.

⬛

Commodity Sector Risk (The Portfolio)—Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall

26

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil-importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Commodity-linked investments are often offered by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Portfolio’s share value to fluctuate. Although investments in commodities typically move in different directions than traditional equity and debt securities, when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.
⬛

Concentration Risk (The Portfolio)—If the Portfolio invests a substantial portion of its total assets in issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if its investments were not so concentrated.

⬛

Conflict of Interest Risk (One or more Underlying Funds)—Affiliates of the Investment Adviser may participate in the primary and secondary market for loan obligations. Because of limitations imposed by applicable law, the presence of the Investment Adviser’s affiliates in the loan obligations market may restrict an Underlying Fund’s ability to acquire some loan obligations or affect the timing or price of such acquisitions. Also, because the Investment Adviser may wish to invest in the publicly traded securities of a borrower, it may not have access to material non-public information regarding the borrower to which other lenders have access.

⬛

Counterparty Risk (The Portfolio and one or more Underlying Funds)—Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearinghouse, might not be available in connection with certain OTC transactions. Therefore, in those instances in which the Portfolio and/or an Underlying Fund enters into certain OTC transactions, the Portfolio and/or an Underlying Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Portfolio and/or an Underlying Fund will sustain losses. However, recent regulatory developments require margin on certain uncleared OTC transactions which may reduce, but not eliminate, this risk.

⬛

CPIU Measurement Risk (One or more Underlying Funds)—The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU will accurately measure the real rate of inflation in the prices of goods and services, which may affect the valuation of an Underlying Fund.

⬛

Credit/Default Risk (The Portfolio and one or more Underlying Funds)—An issuer or guarantor of fixed income securities or instruments held by the Portfolio and/or an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. The credit quality of the Portfolio’s and/or an Underlying Fund’s portfolio securities or instruments may meet the Portfolio’s and/or an Underlying Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Portfolio’s and/or an Underlying Fund’s holdings may impair the Portfolio’s and/or an Underlying Fund’s liquidity and have the potential to cause significant deterioration in NAV. These risks are more pronounced in connection with the Portfolio’s and/or an Underlying Fund’s investments in non-investment grade fixed income securities.

⬛

Deflation Risk (One or more Underlying Funds)—The Inflation Protected Securities Fund will be subject to the risk that prices throughout the economy may decline over time, resulting in “deflation”. If this occurs, the principal and income of inflation-protected fixed income securities held by the Fund would likely decline in price, which could result in losses for the Fund.

⬛

Derivatives Risk (The Portfolio and one or more Underlying Funds)—The Portfolio’s and/or an Underlying Fund’s use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio and/or an Underlying Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations, liquidity risk and risks arising from margin requirements, which include the risk that the Portfolio and/or an Underlying Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Derivatives may be used for both hedging and non-hedging purposes.

27

The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of derivatives will achieve their intended result. If the Investment Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, interest rates, currency prices or other variables, the use of derivatives could result in losses, which in some cases may be significant.

A lack of correlation between changes in the value of derivatives and the value of the portfolio assets (if any) being hedged could also result in losses. In addition, there is a risk that the performance of the derivatives or other instruments used by the Investment Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class.

The Portfolio and/or an Underlying Fund may use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of the Portfolio’s and/or Underlying Fund’s assets and presents various risks. If the value of the instrument or market in which the Portfolio and/or an Underlying Fund has taken a short position increases, then the Portfolio and/or Underlying Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

As an investment company registered with the SEC, the Portfolio and/or an Underlying Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or SEC staff-approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. For more information about these practices, see Appendix A.

⬛

Distressed Debt Risk (One or more Underlying Funds)—When an Underlying Fund invests in obligations of financially troubled companies (sometimes known as “distressed” securities), there exists the risk that the transaction involving such debt obligations will be unsuccessful, take considerable time or will result in a distribution of cash or a new security or obligation in exchange for the stressed and distressed debt obligations, the value of which may be less than such Underlying Fund’s purchase price of such debt obligations. Furthermore, if an anticipated transaction does not occur, an Underlying Fund may be required to sell its investment at a loss or hold its investment pending bankruptcy proceedings in the event the issuer files for bankruptcy.

⬛

Emerging Countries Risk (The Portfolio and one or more Underlying Funds)—Investments in securities of issuers located in emerging countries are subject to the risks associated with investments in foreign securities. In addition, the securities markets of most emerging countries are less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of exchange controls (including repatriation restrictions). These risks are not normally associated with investments in more developed countries. For more information about these risks, see Appendix A.

⬛

Energy Sector Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, political, environmental, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. At times, the performance of these investments may lag the performance of other sectors or the market as a whole. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the MLP Energy Infrastructure Fund, which in turn could impact the ability of the Underlying Fund to pay dividends and dramatically impact the value of the Underlying Fund’s investment.

28

RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs. Certain MLPs could, from time to time, be held responsible for implementing remediation measures, the cost of which may not be recoverable from insurance. The MLP Energy Infrastructure Fund will select its investments in MLPs from the current small pool of issuers. Demand for investment opportunities in MLPs that operate energy-related businesses may exceed supply, which could make it difficult to operate the MLP Energy Infrastructure Fund.

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Exchange-Traded Notes Risk (The Portfolio)—ETNs are senior, unsecured, unsubordinated debt securities issued by a sponsoring financial institution. The returns on an ETN are linked to the performance of particular securities, market indices, or strategies, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors may also hold an ETN until maturity. At maturity, the issuer of an ETN pays to the investor a cash amount equal to the principal amount, subject to application of the relevant securities, index or strategy factor. Similar to other debt securities, ETNs have a maturity date and are backed only by the credit of the sponsoring institution. ETNs are subject to credit risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the underlying assets. When the Portfolio invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected. The timing and character of income and gains from ETNs may be affected by future legislation.

⬛

Expenses Risk (The Portfolio)—Because the Portfolio may invest in pooled investment vehicles (including investment companies, ETFs and money market funds, partnerships and real estate investment trusts (“REITs”)), the investor will incur indirectly through the Portfolio not only a proportionate share of the expenses of the other pooled investment vehicles, partnerships and REITs held by the Portfolio (including operating costs and investment management fees), but also the expenses of the Portfolio.

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Extension Risk (The Portfolio and one or more Underlying Funds)—An issuer could exercise its right to pay principal on an obligation held by the Portfolio and/or an Underlying Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio and/or an Underlying Fund will also suffer from the inability to reinvest in higher yielding securities.

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Floating and Variable Rate Obligations Risk (One or more Underlying Funds)—Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Underlying Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, an Underlying Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects an Underlying Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Underlying Funds may not benefit from increasing interest rates for a significant amount of time.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Underlying Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to an Underlying Fund’s investments resulting from a substitute reference rate may adversely affect the Underlying Fund’s performance and/or NAV.

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Foreign Risk (The Portfolio and one or more Underlying Funds)—When the Portfolio and/or an Underlying Fund invests in foreign securities, it may be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Portfolio and/or an Underlying Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by

29

the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Portfolio and/or an Underlying Fund, or the Investment Adviser may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. The Portfolio and/or an Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio and/or an Underlying Fund have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Foreign risks will normally be greatest when the Portfolio and/or an Underlying Fund invests in securities of issuers located in emerging countries. For more information about these risks, see Appendix A

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Geographic Risk (The Portfolio and one or more Underlying Funds)—If the Portfolio and/or an Underlying Fund focuses their investments in securities of issuers located in a particular country or geographic region, the Portfolio and/or Underlying Fund may be subjected to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, or environmental or other developments; or natural disasters.

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Geographic and Sector Risk (One or more Underlying Funds)—If an Underlying Fund invests a significant portion of its total assets in securities of issuers within the same state, geographic region, or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Underlying Fund’s investments more than if its investments were not so focused.

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Industry Concentration Risk (One or more Underlying Funds)—The Global Real Estate Securities and International Real Estate Securities Funds concentrate their investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Underlying Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Underlying Funds to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries.

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IPO Risk (The Portfolio and one or more Underlying Funds)—The market value of shares issued in an initial public offering (“IPO”) will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. The purchase of IPO shares may involve high transaction costs. Investments in IPO shares, which are subject to market risk and liquidity risk, involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. When the Portfolio’s and/or an Underlying Fund’s asset base is small, a significant portion of the Portfolio’s and/or an Underlying Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio and/or an Underlying Fund. As the Portfolio’s and/or an Underlying Fund’s assets grow, the effect of the Portfolio’s and/or an Underlying Fund’s investments in IPOs on the Portfolio’s and/or an Underlying Fund’s performance probably will decline, which could reduce the Portfolio’s and/or an Underlying Fund’s performance.

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Inflation Protected Securities Risk (One or more Underlying Funds)—The value of inflation protected securities (“IPS”) generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of IPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of IPS. Although the principal value of IPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if an Underlying Fund purchases IPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Underlying Fund may experience a loss if there is a subsequent period of deflation. The U.S. Treasury only began issuing TIPS in 1997, and corporations began issuing corporate inflation protected securities (“CIPS”) even more recently. As a result, the market for such securities may be less developed or liquid, and more volatile, than certain other securities markets. Although IPS with different maturities may be issued in the future, the U.S. Treasury currently issues TIPS in five-year, ten-year and twenty-year maturities, and CIPS are currently issued in five-year, seven-year and ten-year maturities.

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Infrastructure Company Risk (One or more Underlying Funds)—Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by

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RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

innovations in technology that could render the way in which a company delivers a product or service obsolete, significant changes to the number of ultimate end-users of a company’s products, inexperience with and potential losses resulting from a developing deregulatory environment, increased susceptibility to terrorist attacks and natural or man-made disasters and other natural risks (including earthquakes, floods, lightning, hurricanes, tsunamis and wind). Infrastructure companies also face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events.
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Interest Rate Risk (The Portfolio and one or more Underlying Funds)—When interest rates increase, fixed income securities or instruments held by the Portfolio and/or an Underlying Fund (which may include inflation protected securities) will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed-income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s and/or an Underlying Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio and/or an Underlying Fund.

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Investing in the Underlying Funds (The Portfolio)—The investments of the Portfolio are generally concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser. The value of the Underlying Funds’ investments, and the NAVs of the shares of both the Portfolio and the Underlying Funds, will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds or the Portfolio invest. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved.

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Investment Style Risk (The Portfolio and one or more Underlying Funds)—Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Portfolio and/or an Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

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Investments in Affiliated Underlying Funds (The Portfolio)—In managing the Portfolio, the Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolio and by the Underlying Funds for advisory, transfer agency and/or principal underwriting services provided. The portfolio managers may also be subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds because the Portfolio’s portfolio management team may also manage some of the Underlying Funds. The Board of Trustees (the “Trustees”) and officers of the Goldman Sachs Trust (the “Trust”) may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter.

Other funds with similar investment strategies may perform better or worse than the Underlying Funds. In addition, the Investment Adviser’s authority to allocate investments among affiliated and unaffiliated investment companies creates conflicts of interest. For example, investing in affiliated investment companies could cause the Portfolio to incur higher fees and may cause the Investment Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or affiliated investment companies. In selecting actively managed Underlying Funds, the Investment Adviser generally expects to select affiliated investment companies without considering or canvassing the universe of unaffiliated investment companies available even though there may (or may not) be one or more unaffiliated investment companies that may be a more appropriate addition to the Portfolio that investors may regard as a more attractive investment for the Portfolio, or that may have higher returns. To the extent that an investment in an affiliated investment company is not available, including as the result of capacity constraints, only then will the Investment Adviser consider unaffiliated investment companies.

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Investments in ETFs Risk (The Portfolio)—The Portfolio may invest directly in unaffiliated ETFs. The ETFs in which the Portfolio may invest are subject to the same risks and may invest directly in the same securities as those of the Underlying Funds, as described below under “Investments of the Underlying Funds.” In addition, the Portfolio’s investments in these unaffiliated ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.

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Investments of the Underlying Funds (The Portfolio)—Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. The Portfolio may invest in Underlying Funds that in turn invest in small

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and mid-capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Central and South America, Eastern and Central Europe, Africa and the Middle East. The Portfolio may also invest in Underlying Funds that in turn invest in debt securities, including investment grade fixed income securities, emerging market debt securities, inflation protected securities and non-investment grade fixed income securities which are considered speculative (“junk bonds”). In addition, the Underlying Funds may purchase derivative instruments including structured notes; enter into forward currency and options on currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by REITs and other issuers in the real estate industry; purchase restricted securities and illiquid investments; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in Appendix A to the Prospectus and in the SAI.

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Large Shareholder Transactions Risk (The Portfolio and one or more Underlying Funds)—The Portfolio and/or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio and/or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Portfolio and/or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio and/or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the NAV and liquidity of the Portfolio and/or Underlying Fund. Similarly, large Portfolio and/or Underlying Fund share purchases may adversely affect the performance of the Portfolio and/or an Underlying Fund to the extent that the Portfolio and/or Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders, if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the current expenses of the Portfolio and/or an Underlying Fund being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio and/or Underlying Fund.

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Leverage Risk (The Portfolio and one or more Underlying Funds)—Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowings and the use of derivatives may result in leverage and may make the Portfolio more volatile. When the Portfolio and/or an Underlying Fund uses leverage the sum of the Portfolio’s and/or an Underlying Fund’s investment exposures may significantly exceed the amount of assets invested in the Portfolio and/or an Underlying Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. The Portfolio and/or an Underlying Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause the Portfolio and/or an Underlying Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by the Portfolio and/or an Underlying Fund can substantially increase the adverse impact to which the Portfolio’s and/or an Underlying Fund’s investment portfolio may be subject.

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Liquidity Risk (The Portfolio and one or more Underlying Funds)—The Portfolio and/or an Underlying Fund may invest to a greater degree in securities or instruments that trade in lower volumes and may make investments that are less liquid than other investments. Also, the Portfolio and/or an Underlying Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio and/or an Underlying Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio’s and/or an Underlying Fund’s value or prevent the Portfolio and/or an Underlying Fund from being able to take advantage of other investment opportunities.

To the extent that the traditional dealer counterparties that engage in fixed income trading do not maintain inventories of bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets. Additionally, market participants other than the Portfolio and/or an Underlying Fund may attempt to sell fixed income holdings at the same time as the Portfolio and/or an Underlying Fund, which could cause downward pricing pressure and contribute to decreased liquidity.

Because the Portfolio and/or an Underlying Fund may invest in non-investment grade fixed income securities and emerging country issuers, it may be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

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                        RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

Liquidity risk may also refer to the risk that the Portfolio and/or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests or other reasons. While the Portfolio and/or an Underlying Fund reserves the right to meet redemption requests through in-kind distributions, the Portfolio and/or an Underlying Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Portfolio and/or an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s and/or an Underlying Fund’s NAV and dilute remaining investors’ interests.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of the Portfolio’s and/or an Underlying Fund’s shares. Redemptions by these shareholders of their shares of the Portfolio and/or an Underlying Fund may further increase the Portfolio’s and/or an Underlying Fund’s liquidity risk and may impact the Portfolio’s and/or an Underlying Fund’s NAV. These shareholders may include, for example, certain participating insurance companies, accounts or Goldman Sachs affiliates, whose buy-sell decisions are controlled by a single decision-maker.

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Loan-Related Investments Risk (The Portfolio and one or more Underlying Funds)—In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities, and the Investment Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. The ability of the Portfolio and/or an Underlying Fund to realize full value in the event of the need to sell a loan investment may be impaired by the lack of an active trading market for certain loans or adverse market conditions limiting liquidity. Loan obligations are not traded on an exchange, and purchasers and sellers rely on certain market makers, such as the administrative agent for the particular loan obligation, to trade that loan obligation. Substantial increases in interest rates may cause an increase in loan obligation defaults. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Portfolio and/or an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the redemption obligations of the Portfolio and/or an Underlying Fund for a period after the sale of the loans, and, as a result, the Portfolio and/or Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. During periods of heightened redemption activity or distressed market conditions, the Portfolio and/or an Underlying Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available). The Portfolio and/or an Underlying Fund may also hold a larger position in cash and cash items to limit the impact of extended trade settlement periods, which may adversely impact the Portfolio’s and/or the Underlying Fund’s performance. In addition, substantial increases in interest rates may cause an increase in loan obligation defaults.

Affiliates of the Investment Adviser may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of such affiliates in the loan markets may restrict the Portfolio’s ability to acquire certain loans, affect the timing of such acquisition, or affect the price at which the loan is acquired.

With respect to loan participations, the Portfolio and/or an Underlying Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Portfolio and/or Underlying Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Portfolio and/or Underlying Fund to the creditworthiness of that lender as well and the ability of the lender to enforce appropriate credit remedies against the borrower. Investors in loans, such as the Portfolio and/or Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

Senior loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Nevertheless, senior loans are usually rated below investment grade. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving

33

effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than senior loans and may be less liquid. Generally, loans have the benefit of restrictive covenants that limit the ability of the borrower to further encumber its assets or impose other obligations. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

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Management Risk (The Portfolio and one or more Underlying Funds)—There is no guarantee that the Investment Adviser will make effective decisions with respect to the implementation of Tactical Tilts within the Portfolio. With respect to the Underlying Funds, a strategy used by an investment adviser may fail to produce the intended results. There is no guarantee that the use of various techniques will result in effective investment decisions for the Portfolio and/or an Underlying Fund.

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Market Risk (The Portfolio and one or more Underlying Funds)—The value of the securities in which the Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Portfolio’s and/or an Underlying Fund’s investments may be over-weighted from time to time in one or more sectors or countries, which will increase the Portfolio and/or an Underlying Fund’s exposure to risk of loss from adverse developments affecting those sectors or countries.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The Portfolio and/or an Underlying Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

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Master Limited Partnership Risk (One or more Underlying Funds)—Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Investment in those MLPs may restrict the MLP Energy Infrastructure Fund’s ability to take advantage of other investment opportunities. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

To the extent a distribution received by an Underlying Fund from an MLP is treated as a return of capital, the Underlying Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Underlying Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require an Underlying Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued. Moreover, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which could result in a reduction of the value of an Underlying Fund’s investment in the MLP and lower income to the Underlying Fund.

Under recent tax legislation, individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to taxable income from MLPs. Currently, there is not a regulatory mechanism for regulated investment companies such as the Portfolio to pass through the 20% deduction to shareholders. As a result, in comparison, investors investing directly in MLPs would generally be eligible for the 20% deduction for such taxable income from these investments which investors investing in MLPs held indirectly if any through the Portfolio would not be eligible for the 20% deduction for their share of such taxable income.

MLP Tax Risk (One or more Underlying Funds)—Tax risks associated with investments in the MLP Energy Infrastructure Fund include but are not limited to the following:

MLP Tax Risk Generally. Much of the benefit that the MLP Energy Infrastructure Fund may derive from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. Partnerships do

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                        RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the MLP Energy Infrastructure Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the MLP Energy Infrastructure Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 21%), and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the MLP Energy Infrastructure Fund’s NAV, the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. The MLP Energy Infrastructure Fund will accrue a deferred income tax liability balance, at the then effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the MLP Energy Infrastructure Fund’s NAV. The MLP Energy Infrastructure Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the MLP Energy Infrastructure Fund’s NAV. To the extent the MLP Energy Infrastructure Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The MLP Energy Infrastructure Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the MLP Energy Infrastructure Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the MLP Energy Infrastructure Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV. Shareholders who redeem their shares at a NAV that is based on estimates of the MLP Energy Infrastructure Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the MLP Energy Infrastructure Fund’s actual current taxes and tax liability and/or asset balances.

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Mid-Cap and Small-Cap Risk (The Portfolio and one or more Underlying Funds)—The securities of mid-capitalization and small capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Portfolio and/or an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Portfolio’s and/or an Underlying Fund’s portfolio. Generally, the smaller the company size, the greater these risks.

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Mortgage-Backed and Other Asset-Backed Securities Risk (The Portfolio and one or more Underlying Funds)—Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Portfolio and/or an Underlying Fund holds mortgage-backed securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio and/or an Underlying Fund because the Portfolio and/or an Underlying Fund may have to reinvest that money at the lower prevailing interest rates. The Portfolio’s and/or an Underlying Fund’s’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. The Portfolio and/or an Underlying Fund may invest in mortgage-backed securities issued by the U.S. Government. (See “U.S. Government Securities Risk”) To the extent that the

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Portfolio and/or an Underlying Fund invests in mortgage-backed securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Portfolio and/or an Underlying Fund may be subject to additional risks. Timely payment of interest and principal of nongovernmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio and/or an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

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Municipal Securities Risk (The Portfolio and one or more Underlying Funds)—Municipal securities are subject to call/prepayment risk, credit/default risk, extension risk, interest rate risk and certain additional risks. The Portfolio and/or an Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. Certain of the municipalities in which the Portfolio and/or an Underlying Fund invests may experience significant financial difficulties, which may lead to bankruptcy or default.

With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Portfolio and/or an Underlying Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Portfolio and/or an Underlying Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the lease property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Portfolio and/or an Underlying Fund’s loss.

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Natural Resources Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund may invest in MLPs and companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies. The MLP Energy Infrastructure Fund’s investments in natural resources issuers (including MLPs) will be subject to the risk that prices of these investments may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation. Investments in natural resources issuers can be significantly affected by changes in the supply of or demand for natural resources. The value of investments in natural resources issuers may be adversely affected by a change in inflation.

⬛	NAV Risk (The Portfolio and one or more Underlying Funds)—The NAV of the Portfolio and/or an Underlying Fund and the value of your investment may fluctuate.
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Non-Diversification Risk (One or more Underlying Funds)—The Emerging Markets Debt Fund, Local Emerging Markets Debt Fund, International Real Estate Securities Fund, and MLP Energy Infrastructure Fund are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, the Emerging Markets Debt Fund, Local Emerging Markets Debt Fund, International Real Estate Securities Fund, and MLP Energy Infrastructure Fund may be more susceptible to adverse developments affecting any single issuer held in their portfolios, and may be more susceptible to greater losses because of these developments.

36

                        RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

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Non-Hedging Foreign Currency Trading Risk (The Portfolio and one or more Underlying Funds)—The Portfolio and/or an Underlying Fund may engage in forward foreign currency transactions for hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser’s expectations may produce significant losses to the Portfolio and/or an Underlying Fund. Some of the transactions may also be subject to interest rate risk.

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Non-Investment Grade Fixed Income Securities Risk (The Portfolio and one or more Underlying Funds)—Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

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Other Investment Company Risk (One or more Underlying Funds)—By investing in other investment companies (including exchange-traded funds (“ETFs”)) indirectly through the MLP Energy Infrastructure Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne the Fund. In addition, the MLP Energy Infrastructure Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

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Portfolio Turnover Rate Risk (One or more Underlying Funds)—An Underlying Fund may engage in active and frequent trading of portfolio securities to pursue their principal investment strategies. A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by an Underlying Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

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Pre-IPO Investments Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund may invest in privately held companies, including companies that may issue shares in IPOs. Investments in pre-IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are less liquid and difficult to value, and there is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects. Although there is a potential the pre-IPO shares that the MLP Energy Infrastructure Fund buys may increase in value if the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investments to decrease significantly. Moreover, because pre-IPO shares are generally not freely or publicly tradeable, the MLP Energy Infrastructure Fund may not have access to purchase or the ability to sell these shares in the amounts or at the prices the Fund desires. The companies that the MLP Energy Infrastructure Fund anticipates holding successful IPOs may not ever issue shares in an IPO and a liquid market for their shares may never develop, which may negatively affect the price at which the Fund can sell these shares and make it more difficult to sell these shares, which could also adversely affect the Fund’s liquidity.

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Private Investment in Public Equities Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund may make private investments in public equities (“PIPE”). PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the MLP Energy Infrastructure Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. In a PIPE transaction, the MLP Energy Infrastructure Fund may bear the price risk from the time of pricing until the time of closing. The MLP Energy Infrastructure Fund may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. The MLP Energy Infrastructure Fund may enter into a registration rights agreement with the issuer pursuant to which the issuer commits to file a resale registration statement allowing the Fund to publicly resell its securities. Accordingly, PIPE securities may be deemed illiquid. However, the ability of the MLP Energy Infrastructure Fund to freely transfer the shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective covering the resale, from time to time, of the shares sold in the private financing and the issuer’s right to suspend the MLP Energy Infrastructure Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid investments.

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Publicly Traded Partnerships Risk (The Portfolio)—The PTPs in which the Portfolio intends to invest are limited partnerships, the interests (or “units”) in which are traded on public exchanges, just like ETFs. The Portfolio will invest primarily in PTPs that are

37

commodity pools. In addition to the risks associated with the underlying assets and exposures within a PTP (which in the case of the Portfolio’s expected PTP investments, include derivatives and commodity sector risks), risks of investments in PTPs may include, among others, dependence upon specialized skills of the PTP’s manager, potential lack of liquidity, and limitations on voting and distribution rights.

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Real Estate Industry Risk (The Portfolio and one or more Underlying Funds)—The Portfolio is subject to certain risks associated with real estate in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing; variations in rental income, neighborhood values or the appeal of property to tenants; limits on rents; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. In addition, real estate industry companies that hold mortgages may be affected by the quality of any credit extended. Real estate industry companies are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative underperformance and out-performance in comparison to equity securities markets in general.

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REIT Risk (The Portfolio and one or more Underlying Funds)—Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Portfolio to effect sales at an advantageous time or without a substantial drop in price.

Under recent tax legislation, individuals and certain other noncorporate entities are generally eligible for a 20% deduction with respect to ordinary dividends received from REITs (“qualified REIT dividends”). The IRS has recently issued proposed regulations permitting a regulated investment company (such as the Portfolio) to pass through to its shareholders qualified REIT dividends eligible for the 20% deduction.

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Sector Risk (One or more Underlying Funds)—To the extent an Underlying Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Underlying Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

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Short Position Risk (The Portfolio and one or more Underlying Funds)—The Portfolio and/or an Underlying Fund may use derivatives, including options, futures and swaps, to implement short positions and may engage in short selling. Taking short positions and short selling involve leverage of the Portfolio’s and/or an Underlying Fund’s assets and presents various risks. If the value of the instrument or market in which the Portfolio and/or an Underlying Fund has taken a short position increases, then the Portfolio and/or an Underlying Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any premiums and interest paid to a third party. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the counterparty to a short transaction may fail to honor its contract terms, causing a loss to the Portfolio and/or an Underlying Fund.

In order to sell an instrument short, directly establish a short position in a security, the Portfolio and/or an Underlying Fund must first borrow the instrument from a lender, such as a broker or other institution. The Portfolio and/or an Underlying Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Portfolio and/or an Underlying Fund may be unable to implement its investment strategy due to the lack of available instruments or for other reasons.

After selling a borrowed instrument, the Portfolio and/or an Underlying Fund is then obligated to “cover” the short sale by purchasing and returning the instrument to the lender on a later date. The Portfolio and/or an Underlying Fund cannot guarantee that the instrument necessary to cover a short position will be available for purchase at the time the Portfolio and/or an Underlying Fund wishes to close a short position or, if available, that the instrument will be available at an acceptable price. If the borrowed security has appreciated in value, the Portfolio and/or an Underlying Fund will be required to pay more for the replacement instrument than the amount it received for selling the instrument short. Moreover, purchasing an instrument to cover a short position can itself cause the price of the instrument to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the instrument sold short increases and the price may rise indefinitely. To the extent the Portfolio and/or an Underlying Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure

38

                        RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

of the Portfolio and/or an Underlying Fund to the markets and therefore could magnify changes to the Portfolio’s and/or an Underlying Fund’s NAV. If the price of a borrowed instrument declines before the short position is covered, the Portfolio and/or an Underlying Fund may realize a gain. The Portfolio’s and/or an Underlying Fund’s gain on a short sale, before transaction and other costs, is generally limited to the difference between the price at which it sold the borrowed instrument and the price it paid to purchase the instrument to return to the lender.

While the Portfolio and/or an Underlying Fund has an open short position, it is subject to the risk that the instrument’s lender will terminate the loan at a time when the Portfolio and/or an Underlying Fund is unable to borrow the same instrument from another lender. If this happens, the Portfolio and/or an Underlying Fund may be required to buy the replacement instrument immediately at the instrument’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the instrument to close out the short position.

Short sales also involve other costs. The Portfolio and/or an Underlying Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow an instrument, the Portfolio and/or an Underlying Fund may be required to pay a premium. The Portfolio and/or an Underlying Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Portfolio and/or an Underlying Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Portfolio and/or an Underlying Fund may be required to pay in connection with the short sale.

Until the Portfolio and/or an Underlying Fund replaces a borrowed instrument, the Portfolio and/or an Underlying Fund may be required to maintain short sale proceeds with the lending broker as collateral. Moreover, the Portfolio and/or an Underlying Fund will be required to make margin payments to the lender during the term of the borrowing if the value of the security it borrowed (and short sold) increases. Thus, short sales involve credit exposure to the broker that executes the short sales. In the event of the bankruptcy or other similar insolvency with respect to a broker with whom the Portfolio and/or an Underlying Fund has an open short position, the Portfolio and/or an Underlying Fund may be unable to recover, or delayed in recovering, any margin or other collateral held with or for the lending broker. In addition, the Portfolio and/or an Underlying Fund is required to identify on its books, liquid assets (less any additional collateral held by the broker, not including the short sale proceeds) to cover short sale obligations, marked-to-market daily. The requirement to identify liquid assets limits the Portfolio’s and/or an Underlying Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such identification may also limit the Portfolio’s and/or an Underlying Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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Sovereign Default Risk (The Portfolio and one or more Underlying Funds)—The issuer of the non-U.S. sovereign debt held by the Portfolio and/or an Underlying Fund or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country or levels of foreign debt or foreign currency exchange rates.

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Economic Risk—The risks associated with the general economic environment of a country. These can encompass, among other things, low quality and growth rate of Gross Domestic Product (“GDP”), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current account deficits as a percentage of GDP.

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Political Risk—The risks associated with the general political and social environment of a country. These factors may include, among other things, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

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Repayment Risk—A country may be unable to pay its external debt obligations in the immediate future. Repayment risk factors may include, but are not limited to, high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable exchange rate structure.

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State/Territory Specific Risk (One or more Underlying Funds)—The Underlying Funds’ investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect an Underlying Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

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Stock Risk (The Portfolio and one or more Underlying Funds)—Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced substantial periods of price volatility before and may do so again in the future.

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Stock prices may fluctuate from time to time in response to the activities of individual companies and in response to general market and economic conditions. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the stock prices of such companies may suffer a decline in response.

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Strategy Risk (One or more Underlying Funds)—The MLP Energy Infrastructure Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the MLP Energy Infrastructure Fund and its shareholders. To the extent that accounting, tax or valuation practices change, there could be a material adverse consequence on the MLP Energy Infrastructure Fund and its shareholders.

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Subsidiary Risk (The Portfolio)—The Portfolio may invest through the Subsidiary and is therefore indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that apply to similar investments if held directly by the Portfolio. There can be no assurance that the investment objectives of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Subsidiary to operate as intended and could adversely affect the Portfolio.

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Swaps Risk (The Portfolio)—The use of swaps is a highly specialized activity which involves investment techniques and risk analyses different from those associated with ordinary portfolio securities transactions. The Portfolio’s transactions in swaps may be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales.

Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. However, certain risks are reduced (but not eliminated) if the Portfolio invests in cleared swaps, which are transacted through a FCM and cleared through a clearinghouse that serves as a central counterparty. Because uncleared, bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps may also be subject to pricing or “basis” risk, which exists when a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the expectations of the Portfolio’s Investment Adviser may produce significant losses in the Portfolio’s investments in swaps. In addition, a perfect correlation between a swap and a security position may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

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Tax Risk (The Portfolio)—The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. Historically, the IRS issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Portfolio intends to limit its investments in commodity index-linked structured notes.

The IRS recently issued final regulations that would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion (the “Subpart F Distribution Rule”) or (ii) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

40

                        RISKS OF THE PORTFOLIO AND THE UNDERLYING FUNDS

In reliance on an opinion of counsel (“Tax Opinion”), the Portfolio may gain exposure to the commodity markets through investments in the Subsidiary. As a condition to receiving the Tax Opinion, the Portfolio already seeks to satisfy the Subpart F Distribution Rule.

The tax treatment of the Portfolio’s investments in the Subsidiary could affect whether income derived from such investment is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio. If the IRS were to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” the Portfolio may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

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Tax Risk (One or more Underlying Funds)—The Underlying Funds may be adversely impacted by changes in tax rates and policies. Because interest income from Municipal Securities is normally not subject to regular federal income taxation, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from Municipal Securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. This could in turn affect an Underlying Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels. Additionally, these Underlying Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

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Tax Consequences Risk (One or more Underlying Funds)—An Underlying Fund will be subject to the risk that adjustments for inflation to the principal amount of an inflation indexed bond may give rise to original issue discount, which will be includable in an Underlying Fund’s gross income. Please see the section entitled “Taxation—Distributions.”

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Temporary Investments Risk (The Portfolio)—The Portfolio may invest its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of the Investment Adviser, abnormal market or economic conditions warrant that, for temporary defensive purposes, the Portfolio may invest without limitation in short-term obligations. When the Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

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Treasury Inflation Protected Securities Risk (One or more Underlying Funds)—The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. However, repayment of the face value upon maturity is guaranteed by the U.S. government, even during periods of deflation that cause the principal value of TIPS to decline. Nevertheless, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, an Underlying Fund may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds a TIPS, an Underlying Fund may earn less on the security than on a conventional bond. Although TIPS with different maturities may be issued in the future, the U.S. Treasury currently issues TIPS in five-year, ten-year and twenty-year maturities.

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U.S. Government Securities Risk (The Portfolio and one or more Underlying Funds)—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio and/or an Underlying Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Tactical Tilt
200 West Street	Overlay Fund
New York, New York 10282

GSAM also serves as investment adviser to each Underlying Fund that the Portfolio is invested in as of the date of the Prospectus.

GSAM has been registered as an investment adviser with the SEC since 1990 and is an indirect, wholly owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Founded in 1869, The Goldman Sachs Group, Inc. is a publicly-held financial holding company and a leading global investment banking, securities and investment management firm. GSAM also serves as investment adviser to each Underlying Fund. As of September 30, 2019, GSAM, including its investment advisory affiliates, had assets under supervision of approximately $1.6 trillion.

Under a Management Agreement with the Portfolio, the Investment Adviser, subject to the general supervision of the Trustees, provides advice as to the Portfolio’s investment transactions, including determinations concerning changes to the Underlying Funds and securities in which the Portfolio may invest.

While the Investment Adviser is ultimately responsible for the management of the Portfolio, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among Underlying Funds and securities in which the Portfolio may directly invest.

The Investment Adviser also performs the following additional services for the Portfolio (to the extent not performed by others pursuant to agreements with the Portfolio):

⬛	Supervises all non-advisory operations of the Portfolio
⬛	Provides personnel to perform necessary executive, administrative and clerical services to the Portfolio
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Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

⬛	Maintains the records of the Portfolio
⬛	Provides office space and all necessary office equipment and services

An investment in the Portfolio may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third-party service providers or trading counterparties. The use of certain investment strategies that involve manual or additional processing, such as over-the-counter derivatives, increase these risks. Although the Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Portfolio and its shareholders could be negatively impacted as a result.

From time to time, Goldman Sachs or its affiliates may invest “seed” capital in the Portfolio. These investments are generally intended to enable the Portfolio to commence investment operations and achieve sufficient scale. Goldman Sachs and its affiliates may hedge the exposure of the seed capital invested in the Portfolio by, among other things, taking an offsetting position in the benchmark of the Portfolio.

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                        SERVICE PROVIDERS

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Portfolio’s average daily net assets):

Portfolio	Contractual Management Fee Annual Rate	Average Daily Net Assets	Actual Rate for the Period Ended August 31, 2019*
Tactical Tilt Overlay Fund	0.75%	First $2 Billion	0.66%
	0.68%	Next $3 Billion
	0.64%	Next $3 Billion
	0.62%	Over $8 Billion

*

The Actual Rate, which reflects the combined management fees paid to GSAM by the Portfolio and the Subsidiary, may not correlate to the Contractual Management Fee Annual Rate as a result of management fee waivers that may be in effect from time to time.

The Investment Adviser has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests, except those management fees it earns from the Portfolio’s investments of cash collateral received in connection with securities lending transactions in affiliated funds. The management fee waiver arrangement with respect to affiliated fund fees will remain in effect through at least December 27, 2020, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees. The management fee waiver with respect to affiliated fund fees may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

In addition to the management fee waiver described above, the Investment Adviser (or the investment adviser of an Underlying Fund) may waive an additional portion of its management fee from time to time, and may discontinue or modify such waiver in the future, consistent with the terms of any fee waiver arrangements in place.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Portfolio is available in the Portfolio’s annual report dated August 31, 2019.

As discussed in the Summary section and in “Investment Management Approach,” the Portfolio seeks to gain exposure to the commodity markets by investing in the Subsidiary. The Subsidiary has entered into a separate contract with the Investment Adviser whereby the Investment Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Investment Adviser a management fee at the annual rate of 0.42% of its average daily net assets. The Investment Adviser has contractually agreed to waive the advisory fees it receives from the Portfolio in an amount equal to the advisory fee paid to the Investment Adviser by the Subsidiary. These waivers may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. The Subsidiary also pays certain other expenses, including service and custody fees. The Investment Adviser has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets.

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.164% of the Portfolio’s average daily net assets, through at least December 27, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.

UNDERLYING FUND FEES

In addition, the Portfolio, as a shareholder in the Underlying Funds, will indirectly bear a proportionate share of any investment management fees and other expenses paid by the Underlying Funds. The following chart shows the total net operating expense ratios (management fee plus other operating expenses) of Institutional and/or Class R6 Shares of each Underlying Fund in which the Portfolio may invest after applicable fee waivers and expense limitations. In addition, the following chart shows the contractual investment management fees payable to the Investment Adviser or its affiliates by the Underlying Funds (in each case as an annualized percentage of an Underlying Fund’s average daily net assets). Absent fee waivers and/or expense reimbursements, which may be discontinued at any time, consistent with the terms of any such arrangements, the total operating expense ratios of

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certain Underlying Funds would be higher. The figures below are from the most recent prospectuses of the respective Underlying Funds.

Underlying Fund	Average Daily Net Assets	Management Fee Annual Rate	Total Net Operating Expense Ratio*
Core Fixed Income Fund	First $1 Billion	0.40%	0.37%
	Next $1 Billion	0.36%
	Next $3 Billion	0.34%
	Next $3 Billion	0.33%
	Over $8 Billion	0.32%
Dynamic Municipal Income Fund	First $1 Billion	0.40%	0.40%
	Next $1 Billion	0.36%
	Next $6 Billion	0.34%
	Next $8 Billion	0.33%
Emerging Markets Debt Fund	First $2 Billion	0.80%	0.84%
	Next $3 Billion	0.72%
	Next $3 Billion	0.68%
	Over $8 Billion	0.67%
Enhanced Income Fund	First $1 Billion	0.25%	0.34%
	Next $1 Billion	0.23%
	Next $3 Billion	0.22%
	Next $3 Billion	0.22%
	Over $8 Billion	0.22%
Global Real Estate Securities Fund	First $1 Billion	0.93%	0.96%
	Next $1 Billion	0.84%
	Next $3 Billion	0.80%
	Next $3 Billion	0.78%
	Over $8 Billion	0.76%
Government Income Fund	First $1 Billion	0.53%	0.56%
	Next $1 Billion	0.48%
	Next $3 Billion	0.45%
	Next $3 Billion	0.44%
	Over $8 Billion	0.44%
High Quality Floating Rate Fund	First $1 Billion	0.31%	0.35%
	Next $1 Billion	0.28%
	Next $3 Billion	0.27%
	Next $3 Billion	0.26%
	Over $8 Billion	0.25%
High Yield Floating Rate Fund	First $1 Billion	0.60%	0.63%
	Next $1 Billion	0.54%
	Next $3 Billion	0.51%
	Next $3 Billion	0.50%
	Over $8 Billion	0.49%
High Yield Fund	First $2 Billion	0.70%	0.74%
	Next $3 Billion	0.63%
	Next $3 Billion	0.60%
	Over $8 Billion	0.59%
High Yield Municipal Fund	First $2 Billion	0.55%	0.54%
	Next $3 Billion	0.50%
	Next $3 Billion	0.48%
	Over $8 Billion	0.47%
Inflation Protected Securities Fund	First $1 Billion	0.26%	0.33%
	Next $1 Billion	0.23%
	Next $3 Billion	0.22%
	Next $3 Billion	0.22%
	Over $8 Billion	0.21%
International Real Estate Securities Fund	First $2 Billion	0.95%	0.98%
	Next $3 Billion	0.86%
	Next $3 Billion	0.81%
	Over $8 Billion	0.80%

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                        SERVICE PROVIDERS

Underlying Fund	Average Daily Net Assets	Management Fee Annual Rate	Total Net Operating Expense Ratio*
Investment Grade Credit Fund	First $1 Billion	0.34%	0.37%
	Next $1 Billion	0.31%
	Next $3 Billion	0.29%
	Next $3 Billion	0.28%
	Over $8 Billion	0.28%
Local Emerging Markets Debt Fund	First $2 Billion	0.80%	0.91%
	Next $3 Billion	0.72%
	Next $3 Billion	0.68%
	Over $8 Billion	0.67%
MLP Energy Infrastructure Fund	First $1 Billion	1.00%	1.31%
	Next $1 Billion	0.90%
	Next $3 Billion	0.86%
	Next $3 Billion	0.84%
	Over $8 Billion	0.82%
Short Duration Income Fund	First $1 Billion	0.40%	0.44%
	Next $1 Billion	0.36%
	Next $3 Billion	0.34%
	Next $3 Billion	0.33%
	Over $8 Billion	0.32%
Short Duration Tax-Free Fund	First $1 Billion	0.39%	0.37%
	Next $1 Billion	0.35%
	Next $6 Billion	0.33%
	Over $8 Billion	0.32%

*	As disclosed in the Underlying Fund’s most recent publicly available prospectus, as supplemented as of the date of the Prospectus.

PORTFOLIO MANAGERS

Global Portfolio Solutions Team

The individuals jointly and primarily responsible for the day-to-day management of the Portfolio are listed below. The Portfolio’s portfolio managers’ individual responsibilities may differ and may include, among other things, security selection, asset allocation, risk budgeting and general oversight of the management of the portfolio.

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Sergey Kraytman Managing Director	Portfolio Manager—Tactical Tilt Overlay	Since 2014	Mr. Kraytman is a portfolio manager within the GPS Team. He joined the Investment Adviser as an Analyst in 1999.
David Hale, CFA Vice President	Portfolio Manager— Tactical Tilt Overlay	Since 2015	Mr. Hale is a portfolio manager within the GPS Team. He joined the Investment Adviser in 2009.
Siwen Wu, Vice President	Portfolio Manager— Tactical Tilt Overlay	Since 2019	Mr. Wu is a portfolio manager within the GPS Team. He joined the Investment Adviser in 2014.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio, see the SAI.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Portfolio’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Portfolio’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% of average daily net assets with respect to Class P Shares.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Underlying Funds or Portfolio. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

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ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to an Underlying Fund or the Portfolio and will, under certain circumstances, limit an Underlying Fund’s or the Portfolio’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, derivatives dealer, lender, counterparty, agent and principal. In those and other capacities, Goldman Sachs and its affiliates advise clients in all markets and transactions, and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers, and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Underlying Funds and the Portfolio directly and indirectly invest. Thus, it is expected that the Underlying Funds and the Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although management fees paid by an Underlying Fund or the Portfolio to the Investment Adviser and certain other fees paid to the Investment Adviser’s affiliates are based on asset levels, the fees are not directly contingent on Fund performance, and the Investment Adviser and its affiliates will still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Underlying Funds and the Portfolio and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Underlying Funds and the Portfolio. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Underlying Funds and the Portfolio. The results of an Underlying Fund’s or the Portfolio’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that an Underlying Fund or the Portfolio could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Underlying Funds and the Portfolio may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, an Underlying Fund or the Portfolio may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Underlying Funds and the Portfolio. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Underlying Funds and the Portfolio. An Underlying Fund’s or the Portfolio’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Underlying Funds and the Portfolio, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Underlying Funds and the Portfolio or who engage in transactions with or for the Underlying Funds and the Portfolio. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI.

The Portfolio will, from time to time, make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Portfolio’s investment transaction, in accordance with applicable law.

An Underlying Fund’s Board of Trustees may approve a securities lending program where an affiliate of the Investment Adviser or State Street is retained to serve as a securities lending agent for the Underlying Fund to the extent that the Underlying Fund engages in the securities lending program. For these services, the lending agent would receive a fee from the Underlying Fund,

46

                        SERVICE PROVIDERS

including a fee based on the returns earned on the Underlying Fund’s investment of the cash received as collateral for the loaned securities. The Board of Trustees periodically reviews reports on portfolio securities loan transactions for which an affiliated lending agent has acted as the leading agent. In addition, an Underlying Fund may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Underlying Fund’s portfolio investment transactions, in accordance with applicable law.

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Distributions

The Portfolio pays distributions from its investment income and from net realized capital gains. You may choose to have distributions paid in:

⬛	Cash
⬛	Additional shares of the same class of the Portfolio
⬛

Shares of the same or an equivalent class of another fund managed by the Investment Adviser and/or certain of its advisory affiliates (each, a “Goldman Sachs Fund”). Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone in some instances, to the Transfer Agent (either directly or through your intermediary) at any time before the record date for a particular distribution. If you do not indicate any choice, your distributions will be reinvested automatically in the Portfolio. If cash distributions are elected with respect to the Portfolio’s distributions from net investment income, then cash distributions must also be elected with respect to the net short-term capital gains component, if any, of the Portfolio’s distributions.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

Distributions from net investment income and distributions from net capital gains, if any, are normally declared and paid as follows:

	Investment Income Distributions	Capital Gains Distributions
Portfolio	Declared and Paid	Declared and Paid
Tactical Tilt Overlay Fund	Annually	Annually

In addition, the Portfolio may occasionally make a distribution at a time when it is not normally made.

From time to time a portion of the Portfolio’s distributions may constitute a return of capital for tax purposes, and/or may include amounts in excess of the Portfolio’s net investment income for the period calculated in accordance with generally accepted accounting principles (GAAP).

When you purchase shares of the Portfolio, part of the NAV per share may be represented by undistributed income and/or undistributed realized gains that have previously been earned by the Portfolio. Therefore, subsequent distributions on such shares from such income and/or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Portfolio’s shares.

Important Notice:

Class P Shares generally are available to the following investors:

⬛	Clients of the Goldman Sachs Private Wealth Management business unit (“GS PWM”) that custody their positions at Goldman Sachs & Co. LLC (“Goldman Sachs”);
⬛	Clients of The Goldman Sachs Trust Company, N.A. or The Goldman Sachs Trust Company of Delaware (collectively, the “Trust Companies”) that custody their positions at Goldman Sachs;
⬛

Clients of The Ayco Company, L.P. (“Ayco”) that either custody their positions at Goldman Sachs or with certain intermediaries that are authorized to offer Class P Shares (“Authorized Institutions”) (such clients of GS PWM, the Trust Companies, and Ayco are collectively referred to herein as “GS Clients”); or

⬛	Other investors at the discretion of Goldman Sachs Trust’s (the “Trust”) officers.

You may only purchase Class P Shares in accordance with the eligibility criteria described above. If you are a GS Client and propose to transfer your shares to another institution for any reason, or if you are no longer a GS Client, you may be required to redeem your shares of the Portfolio, or at the discretion of the Trust’s officers, you may be able hold Class P Shares through another institution, which must be an Authorized Institution and the basis on which you hold such Class P Shares may be limited to hold and redeem only. If available in such circumstances, in the alternative you may be able to choose to exchange your shares of the Portfolio for a different share class offered by the Portfolio or another Goldman Sachs Fund, which may be offered in another Prospectus. There is no guarantee that a different share class offered by the Portfolio will be available to clients of the institution to which you intend to transfer your shares or that an option to exchange will be made available. Moreover, the shares you receive in any exchange are subject to different (and possibly higher) fees and expenses (which affect performance). Information regarding these other share classes may be obtained from the institution to which you intend to transfer your shares or from the Transfer Agent by calling the number on the back cover of the Prospectus.

A redemption is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. You should consult your tax adviser concerning the potential tax consequences of investing in Class P Shares. None of the Trust, the Investment Adviser, Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution will be responsible for any loss in an investor’s account or tax liability resulting from a redemption or exchange of Class P Shares. For more information about exchanges, please see “How to Sell Shares—Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund.”

HOW TO BUY SHARES

Shares Offering

Shares of the Portfolio are continuously offered through Goldman Sachs, acting in its capacity as the Portfolio’s distributor (the “Distributor”). The Portfolio and the Distributor will have the sole right to accept orders to purchase shares and reserve the right to reject any purchase order in whole or in part.

How Can I Purchase Shares Of The Portfolio?

If you are a GS Client, you may purchase shares of the Portfolio through Goldman Sachs, the Trust Companies, Ayco, or an Authorized Institution. Goldman Sachs, the Trust Companies, Ayco, and Authorized Institutions have been authorized by the Trust to accept purchase, redemption or exchange orders on behalf of the Portfolio for GS Clients. In order to make an initial investment in the Portfolio you must furnish to Goldman Sachs, the Trust Companies, Ayco or your Authorized Institution the information in the account application.

To open an account, contact Goldman Sachs, the Trust Companies, Ayco or your Authorized Institution. Goldman Sachs, the Trust Companies, Ayco, and Authorized Institutions will normally give order instructions on behalf of GS Clients to Goldman Sachs, acting in its capacity as the Portfolio’s transfer agent (the “Transfer Agent”). Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution, as applicable, is responsible for transmitting accepted orders and payments to the Transfer Agent within the

49

time period agreed upon by them and will set times by which orders and payments must be received by them from GS Clients. The Trust, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with orders that are not transmitted to the Transfer Agent on a timely basis.

The Portfolio will be deemed to have received an order for purchase, redemption or exchange of Portfolio shares when the order is accepted in “proper form” by any of the Transfer Agent, Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution, as applicable, on a business day, and the order will be priced at the Portfolio’s current NAV per share next determined after acceptance by any of the Transfer Agent, Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution, as applicable. Proper form generally means that specific trade details and customer identifying information must be received by the Transfer Agent at the time an order is submitted. Goldman Sachs, the Trust Companies, Ayco and Authorized Institutions may have different requirements regarding what constitutes proper form for trade instructions. Please contact Goldman Sachs, the Trust Companies, Ayco or your Authorized Institution for more information.

What Is My Minimum Investment In The Portfolio?

No minimum amount is required for initial purchases or additional investments in Class P Shares.

What Should I Know When I Purchase Shares?

All recordkeeping, transaction processing and payments of distributions relating to your account will be performed by Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution, as applicable, and not by the Portfolio and its Transfer Agent. Since the Portfolio will have no record of your transactions, you should contact Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution, as applicable, to purchase, redeem or exchange shares, to make changes in or give instructions concerning your account or to obtain information about your account. If you transfer your shares, the Trust reserves the right to redeem your shares. The Trust, the Investment Adviser, Goldman Sachs, the Trust Companies, Ayco and an Authorized Institution will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Goldman Sachs, the Trust Companies, Ayco, and Authorized Institutions that invest in shares on behalf of GS Clients may charge fees directly to the GS Clients’ accounts in connection with their investments. You should contact Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution for information regarding such charges, as these fees, if any, may affect the return that GS Clients realize with respect to their investments.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by Authorized Institutions; access to Authorized Institutions’ registered representatives, advisors or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; the provision of analytical or other data to the Investment Adviser or its affiliates relating to sales of shares of the Funds and other Goldman Sachs Funds; the support or purchase of technology platforms/software; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds, including provision of consultative services to the Investment Adviser or its affiliates relating to marketing and/or sale of shares of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for subaccounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports, economic analysis, and portfolio analysis, portfolio construction and similar tools and software. In certain cases, Authorized Institutions may not pay for these products or services or may only pay for a portion of the total cost of these products or services. Please refer to the “Payments to Others (Including Intermediaries)” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by each of Goldman Sachs, the Trust Companies, Ayco, or an Authorized Institution may differ. The presence of these payments, receipt of these services and the basis on which Goldman Sachs, the Trust Companies, Ayco, or an Authorized Institution compensates its

50

SHAREHOLDER GUIDE

registered representatives, advisors or salespersons may create an incentive for a particular registered representative, advisor or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

⬛

Require Goldman Sachs, the Trust Companies, Ayco, or an Authorized Institution to refuse to open an account if you fail to (i) provide a taxpayer identification number, a Social Security Number or other government-issued identification (e.g., for an individual, a driver’s license or passport) or (ii) certify that such number or other information is correct (if required to do so under applicable law).

⬛

Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. Without limiting the foregoing, the Trust may reject or restrict purchase and exchange orders by a particular purchaser (or group of related purchasers) when a pattern of frequent purchases, sales or exchanges of shares of the Portfolio is evident, or if purchases, sales or exchanges are, or a subsequent redemption might be, of a size that would disrupt the management of the Portfolio.

⬛	Close the Portfolio to new investors from time to time and reopen any such Portfolio whenever it is deemed appropriate by the Investment Adviser.
⬛	Provide for, modify or waive the minimum investment requirements.
⬛	Modify the manner in which shares are offered.

Shares of the Portfolio are only registered for sale in the United States and certain of its territories. Generally, shares of the Portfolio will only be offered or sold to “U.S. persons” and all offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended (“Securities Act”).

The Portfolio may allow you to purchase shares through Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution with securities instead of cash if consistent with the Portfolio’s investment policies and operations and approved by the Investment Adviser.

Notwithstanding the foregoing, the Trust, Goldman Sachs, the Trust Companies, Ayco and any Authorized Institution reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust, Goldman Sachs, the Trust Companies and Ayco will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of the Portfolio) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Portfolio to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Portfolio. Applications without the required information may not be accepted by the Portfolio. Throughout the life of your account, the Portfolio may request updated identifying information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Portfolio reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Portfolio; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Portfolio is unable to verify an investor’s identity or are unable to obtain all required information. The Portfolio and its agents will not be responsible for any loss or tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to their Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is the Portfolio’s next-determined NAV per share after any of the Transfer Agent, Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution, as applicable, has received and accepted your order in proper form. The price you receive when you sell shares is the Portfolio’s next-determined NAV per share after any of the Transfer Agent, Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution, as applicable, has received and accepted your order in proper form. Each class generally calculates its NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

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The Portfolio’s investments for which market quotations are readily available are valued at market value on the basis of quotations provided by pricing services or securities dealers. If accurate quotations are not readily available, if the Portfolio’s fund accounting agent is unable for other reasons to facilitate pricing of individual securities or calculate the Portfolio’s NAV, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined in good faith under valuation procedures established by the Board of Trustees. Thus, such pricing may be based on subjective judgments and it is possible that the prices resulting from such valuation procedures may differ materially from the value realized on a sale. Cases where there is no clear indication of the value of the Portfolio’s investments include, among others, situations where a security or other asset or liability does not have a price source or a price is unavailable.

Equity securities listed on an exchange are generally valued at the last available sale price on the exchange on which they are principally traded. To the extent the Portfolio or an Underlying Fund invests in foreign equity securities, “fair value” prices will be provided by an independent third-party pricing (fair value) service in accordance with the fair value procedures approved by the Board of Trustees. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV.

Fixed income securities are generally valued on the basis of prices (including evaluated prices) and quotations provided by pricing services or securities dealers. Pricing services may use matrix pricing or valuation models, which utilize certain inputs and assumptions, including, but not limited to, yield or price with respect to comparable fixed income securities, to determine current value. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but the Portfolio may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Investments in other open-end registered investment companies (if any), excluding investments in ETFs, are valued based on the NAV of those open-end registered investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in ETFs will generally be valued at the last sale price or official closing price on the exchange on which they are principally traded.

In addition, the Investment Adviser, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings; equipment failures; natural or man made disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; ratings downgrades; bankruptcies; and trading limits or suspensions.

One effect of using an independent third-party pricing (fair value) service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, it involves the risk that the values used by the Portfolio to price its investments may be different from those used by other investment companies and investors to price the same investments.

Please note the following with respect to the price at which your transactions are processed:

⬛

NAV per share of each share class is generally calculated by the Portfolio’s fund accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. Portfolio shares will generally not be priced on any day the New York Stock Exchange is closed.

⬛

The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.

⬛	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Consistent with industry practice, investment transactions not settling on the same day are recorded and factored into the Portfolio’s NAV on the business day following trade date (T+1). The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

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Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange does not open for business, the Trust may, but is not required to, open the Portfolio for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Portfolio is open for business during this situation, please call the appropriate phone number located on the back cover of the Prospectus.

Foreign securities may trade in their local markets on days the Portfolio is closed. As a result, if the Portfolio holds an Underlying Fund that holds foreign securities, its NAV may be impacted on days when investors may not purchase or redeem Portfolio shares.

The Portfolio relies on various sources to calculate its NAV. The ability of the Portfolio’s fund accounting agent to calculate the NAV per share of each share class of the Portfolio is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Portfolio’s NAV and/or the inability to calculate NAV over extended time periods. The Portfolio may be unable to recover any losses associated with such failures. In addition, if the third party service providers and/or data sources upon which the Portfolio directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Portfolio’s NAV.

HOW TO SELL SHARES

How Can I Sell Shares Of The Portfolio?

Generally, shares may be sold (redeemed) only through Goldman Sachs, the Trust Companies, Ayco, or an Authorized Institution. Goldman Sachs, the Trust Companies, Ayco and Authorized Institutions will normally give redemption instructions on behalf of GS Clients to the Transfer Agent. On any business day the Portfolio is open, the Portfolio will generally redeem its shares upon request at their next-determined NAV per share after any of the Transfer Agent, Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution, as applicable, has received and accepted a redemption order in proper form, as described under “How To Buy Shares—How Can I Purchase Shares Of The Portfolio?” above. Redemptions may be requested by electronic trading platform, in writing or by telephone (unless Goldman Sachs, the Trust Companies, Ayco, or an Authorized Institution opts out of the telephone redemption privilege on the account application). You should contact Goldman Sachs, the Trust Companies, Ayco or your Authorized Institution, to discuss redemptions and redemption proceeds. The Portfolio may transfer redemption proceeds to an account with Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution. In the alternative, Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent).

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

Generally, a redemption request must be in writing and signed by an authorized person with a Medallion signature guarantee if:

⬛	You would like the redemption proceeds sent to an address that is not your address of record; or
⬛	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated Authorized Institution to verify instructions. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust and Goldman Sachs will not be liable for any loss or tax liability you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution may submit redemption requests by telephone on your behalf. Thus, you risk possible losses if a telephone redemption is not authorized by you.

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In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, the Transfer Agent and DST Asset Manager Solutions, Inc. (“DST”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. The following general policies are currently in effect:

⬛	Telephone requests are recorded.
⬛

Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee indicating another address or account).

⬛

For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written, Medallion signature guaranteed letter.

⬛

The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

⬛	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

How Are Redemption Proceeds Paid?

By Wire:  You may arrange for your redemption proceeds to be paid as federal funds to an account with Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution or to a domestic bank account designated in the current records of the Transfer Agent. In addition, redemption proceeds may be transmitted through an electronic trading platform to an account with Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution. The following general policies govern wiring redemption proceeds:

⬛

Redemption proceeds will normally be paid in federal funds, between one and two business days (or such other times in accordance with the requirements of Goldman Sachs, the Trust Companies, Ayco, or your Authorized Institution) following receipt of a properly executed wire transfer redemption request. In certain circumstances, however (such as unusual market conditions or in cases of very large redemptions or excessive trading), it may take up to seven days to pay redemption proceeds.

⬛

Redemption requests may only be postponed or suspended for longer than seven days as permitted under Section 22(e) of the Investment Company Act of 1940 (the “Investment Company Act”) if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Portfolio or the fair determination of the value of the Portfolio’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

⬛	If you are selling shares you recently paid for by check, the Portfolio will pay you when your check has cleared, which may take up to 15 days.
⬛	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
⬛

To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.

⬛

None of the Trust, the Investment Adviser or the Transfer Agent assumes any responsibility for the performance of your bank, Goldman Sachs, the Trust Companies, Ayco, or Authorized Institution in the transfer process. If a problem with such performance arises, you should deal directly with your bank, Goldman Sachs, the Trust Companies, Ayco, or Authorized Institution.

By Check:  You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within two business days (or such other times in accordance with the requirements of your Authorized Institution) following receipt of a properly executed redemption request, except in certain circumstances (such as those set forth above with respect to wire transfer redemption requests). If you are selling shares you recently paid for by check, the Portfolio will pay you when your check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

⬛	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

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⬛

Goldman Sachs, the Trust Companies, Ayco and Authorized Institutions are responsible for the timely transmittal of redemption requests by GS Clients to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Goldman Sachs, the Trust Companies, Ayco and Authorized Institutions may set times by which they must receive redemption requests. Goldman Sachs, the Trust Companies, Ayco or Authorized Institutions may also require additional documentation from you.

⬛

As disclosed above, if you are a GS Client and propose to transfer your shares to another institution for any reason, you may be required to either redeem your shares of the Portfolio or if available, you may be able to choose to exchange your shares of the Portfolio for a different share class offered by the Portfolio, which may be offered in another Prospectus.

The Trust reserves the right to:

⬛	Redeem your shares in the event any of Goldman Sachs, the Trust Companies, Ayco or your Authorized Institution is no longer authorized to offer Class P Shares.
⬛	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
⬛	Redeem your shares in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by you or any other individual associated with your account.
⬛

Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

⬛

Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Portfolio investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Portfolio at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

⬛	Charge an additional fee in the event a redemption is made via wire transfer.
⬛	Terminate your account if you are no longer a GS Client, or otherwise no longer eligible to invest in Class P Shares of the Portfolio.

The Portfolio typically expects to meet redemption requests by using holdings of cash or cash equivalents and/or proceeds from the sale of portfolio holdings. In addition, under stressed market conditions, as well as for other temporary or emergency purposes, the Portfolio may distribute redemption proceeds in-kind (instead of cash), access a line of credit or overdraft facility, or borrow through other sources to meet redemption requests.

None of the Trust, the Investment Adviser, Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange your shares at NAV at the time of exchange for Class P Shares of another Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice. You should contact Goldman Sachs, the Trust Companies, Ayco or your Authorized Institution to arrange for the exchange of your shares for Class P Shares of another Goldman Sachs Fund. If you propose to transfer your Class P Shares to another institution for any reason, you may be required to either redeem your shares of the Portfolio or if available, you may be able to choose to exchange your shares of the Portfolio for a different share class offered by the Portfolio or another Goldman Sachs Fund, which may be offered in another Prospectus. For more information, please see “How to Sell Shares—What Else Do I Need to Know About Redemptions?” The shares you receive in any exchange are subject to different (and possibly higher) fees and expenses (which affect performance).

You should keep in mind the following factors when making or considering an exchange:

⬛

You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds may offer all share classes.

⬛	Currently, the Portfolio does not impose any charge for exchanges, although the Portfolio may impose a charge in the future.
⬛

All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Goldman Sachs

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Fund need not meet the traditional minimum investment requirement for that Fund if the entire balance of the original Portfolio account is exchanged.
⬛	Exchanges are available only in states where exchanges may be legally made.
⬛	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
⬛

Goldman Sachs and DST may use reasonable procedures described above in “How To Sell Shares—What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

⬛	Normally, a telephone exchange will be made only to an identically registered account.
⬛	Exchanges into Goldman Sachs Funds or certain share classes of Goldman Sachs Funds that are closed to new investors may be restricted.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

SHAREHOLDER SERVICES

Can My Distributions From A Portfolio Be Invested In Other Goldman Sachs Funds?

You may elect to cross-reinvest distributions paid by a Goldman Sachs Fund in shares of the same class of other Goldman Sachs Funds.

⬛	Shares will be purchased at NAV.
⬛	You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.
⬛	You cannot make cross-reinvestments into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
⬛	You should obtain and read the prospectus of the Goldman Sachs Fund into which distributions are invested.

What Types Of Reports Will I Be Sent Regarding My Investment?

Each of Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution is responsible for providing any communication from the Portfolio to shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in the Prospectus to GS Clients for such services.

Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution will provide you with a printed confirmation of each transaction in your account and a monthly account statement.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs, the Trust Companies, Ayco or your Authorized Institution. The Portfolio will begin sending individual copies to you within 30 days after receipt of your revocation.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices.  In accordance with the policy adopted by the Board of Trustees, the Trust discourages frequent purchases and redemptions of Portfolio shares and does not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only that are consistent with the investment policies and practices of the Portfolio. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Portfolio performance and result in dilution in the value of Portfolio shares held by longer-term shareholders. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Goldman Sachs), the Trust (or Goldman Sachs) will exercise this right if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Portfolio. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other

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excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Goldman Sachs or any affiliated person or associated person of Goldman Sachs.

As a deterrent to excessive trading, many foreign equity securities held by the Goldman Sachs Funds are priced by an independent pricing service using fair valuation. For more information on fair valuation, please see “How To Buy Shares—How Are Shares Priced?”

Pursuant to the policy adopted by the Board of Trustees of the Trust, Goldman Sachs has developed criteria that it uses to identify trading activity that may be excessive. Excessive trading activity in the Portfolio is measured by the number of “round trip” transactions in a shareholder’s account. A “round trip” includes a purchase or exchange into the Portfolio followed or preceded by a redemption or exchange out of the same Portfolio. If the Portfolio detects that a shareholder has completed two or more round trip transactions in a single Portfolio within a rolling 90-day period, the Portfolio may reject or restrict subsequent purchase or exchange orders by that shareholder permanently. In addition, the Portfolio may, in its sole discretion, permanently reject or restrict purchase or exchange orders by a shareholder if the Portfolio detects other trading activity that is deemed to be disruptive to the management of the Portfolio or otherwise harmful to the Portfolio. For purposes of these transaction surveillance procedures, the Portfolio may consider trading activity in multiple accounts under common ownership, control, or influence. A shareholder that has been restricted from participation in the Portfolio pursuant to this policy will be allowed to apply for re-entry after one year. A shareholder applying for re-entry must provide assurances acceptable to the Portfolio that the shareholder will not engage in excessive trading activities in the future.

Goldman Sachs may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Goldman Sachs will apply the criteria in a manner that, in Goldman Sachs’ judgment, will be uniform.

Portfolio shares may be held through omnibus arrangements maintained by Goldman Sachs, the Trust Companies, Ayco or Authorized Institutions. Omnibus accounts include multiple investors and such accounts typically provide the Portfolio with a net purchase or redemption request on any given day where the purchases and redemptions of Portfolio shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are ordinarily not tracked by the Portfolio on a regular basis. Goldman Sachs, the Trust Companies, Ayco or an Authorized Institution may not have the capability or may not be willing to apply the Portfolio’s market timing policies. While Goldman Sachs, the Trust Companies and Ayco may monitor share turnover at the omnibus account level, the Portfolio’s ability to monitor and detect market timing by shareholders in these omnibus accounts may be limited in certain circumstances, and certain Authorized Institutions may charge the Portfolio a fee for providing certain shareholder financial information requested as part of the Portfolio’s surveillance process. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Portfolio, Goldman Sachs, the Trust Companies and Ayco will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance. If necessary, the Trust may prohibit additional purchases of Portfolio shares by an Authorized Institution or by certain clients of the Authorized Institution. Authorized Institutions may also monitor trading activities by their clients in the Portfolio. The criteria used by Authorized Institutions to monitor for excessive trading may differ from the criteria used by the Portfolio. If an Authorized Institution fails to cooperate in the implementation or enforcement of the Trust’s excessive trading policies, the Trust may take certain actions including terminating the relationship.

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Taxation

As with any investment, you should consider how your investment in the Portfolio will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Portfolio. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an Employee Benefit Plan or other tax-advantaged account, you should carefully consider the possible tax consequences of Portfolio distributions and the sale of your Portfolio shares.

DISTRIBUTIONS

The Portfolio contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Portfolio are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash. For federal tax purposes, the Portfolio’s distributions attributable to net investment income and short-term capital gains of the Portfolio or an Underlying Fund are taxable to you as ordinary income, while distributions of long-term capital gains are taxable to you as long-term capital gains, no matter how long you have owned your Portfolio shares.

Under current provisions of the Code, the maximum individual rate applicable to long-term capital gains is 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Portfolio distributions to non-corporate shareholders attributable to dividends received by the Portfolio directly, or indirectly through an Underlying Fund, from U.S. and certain foreign corporations will generally be taxed at the preferential rate described above, as long as certain other requirements are met. For these lower rates to apply, the non-corporate shareholder must own their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio’s ex-dividend date. The amount of the Portfolio’s distributions that would otherwise qualify for this favorable tax treatment will be reduced as a result of the Portfolio’s or an Underlying Fund’s securities lending activities or high portfolio turnover rate and may also be reduced as a result of certain derivative transactions entered into by the Portfolio or an Underlying Fund.

Distributions in excess of the Portfolio’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax-purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the Portfolio’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The Portfolio’s (or Underlying Fund’s) transactions in derivatives (such as futures contracts and swaps) will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio (or Underlying Fund), defer losses to the Portfolio (or Underlying Fund), cause adjustments in the holding periods of the Portfolio’s (or Underlying Fund’s) securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to you. The Portfolio’s (or Underlying Fund’s) use of derivatives may result in the Portfolio realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if the Portfolio (or Underlying Fund) did not use derivatives.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

A percentage of the Portfolio’s dividends paid to corporate shareholders may be eligible for the corporate dividends received deduction. This percentage may, however, be reduced as a result of the Portfolio’s securities lending activities or by a high portfolio turnover rate. The character and tax status of all distributions will be available to shareholders after the close of each calendar year.

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TAXATION

The Portfolio (or an Underlying Fund) may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Portfolio (or the applicable Underlying Fund) may deduct these taxes in computing its taxable income.

The Portfolio’s investments in Underlying Funds could affect the amount, timing and character of distributions to shareholders, as compared to a fund that only invests directly in stocks, securities or other investments.

If you buy shares of the Portfolio before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

SALES AND EXCHANGES

Your sale of Portfolio shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Portfolio shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period for the shares exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of the Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition (such as pursuant to a dividend reinvestment in shares of the Portfolio). If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

OTHER INFORMATION

When you open your account, you should provide your Social Security or taxpayer identification number on your account application. By law, the Portfolio must withhold 24% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Portfolio to do so.

The Portfolio is required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also for shares purchased on or after January 1, 2012, their cost basis. Cost basis will be calculated using the Portfolio’s default method of average cost, unless you instruct the Portfolio to use a different methodology. If you would like to use the average cost method of calculation, no action is required. To elect an alternative method, you should contact Goldman Sachs Funds at the address or phone number on the back cover of the Prospectus. Contact your representative at GS PWM with respect to reporting of cost basis and available elections for your account.

You should carefully review the cost basis information provided by the Portfolio and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

Non-U.S. investors will generally be subject to U.S. withholding tax with respect to dividends received from the Portfolio and may be subject to estate tax with respect to their Portfolio shares. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Designated distributions of certain qualified interest income and short-term capital gains paid to non-U.S. investors are generally not subject to withholding. Although this designation will generally be made by the Portfolio for distributions of long-term and short-term capital gains, the Portfolio does not anticipate making any qualified interest income designations. Therefore, all distributions of interest income will generally be subject to withholding when paid to non-U.S. investors. More information about U.S. taxation and non-U.S. investors is included in the SAI.

The Portfolio is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable the Portfolio to determine whether withholding is required.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. Historically, the IRS issued private letter rulings in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received such a private letter ruling, and is not able to rely on private letter rulings issued to other taxpayers. The IRS recently

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issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act. In connection with issuing such revenue procedure, the IRS has revoked the Note Rulings on a prospective basis. In light of the revocation of the Note Rulings, the Portfolio intends to limit its investments in commodity index-linked structured notes.

The IRS recently issued final regulations that would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion (the “Subpart F Distribution Rule”) or (ii) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

In reliance on an opinion of counsel (“Tax Opinion”), the Portfolio may gain exposure to the commodity markets through investments in the Subsidiary. As a condition to receiving the Tax Opinion, the Portfolio already seeks to satisfy the Subpart F Distribution Rule.

The tax treatment of the Portfolio’s investments in the Subsidiary could affect whether income derived from such investment is “qualifying income” under Subchapter M of Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio. If the IRS were to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” the Portfolio may fail to qualify as a RIC under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

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Appendix A

Additional Information on the Portfolio and Underlying Funds

This Appendix provides further information on certain types of investments and techniques that may be used by the Portfolio and/or the Underlying Funds, including their associated risks. The following description applies generally to the Underlying Funds and to the Portfolio, to the extent that the Portfolio invests in securities and other financial instruments, including derivative instruments (such as swaps, forward currency contracts and futures contracts), other than the Underlying Funds. Additional information is provided in the SAI, which is available upon request, and in the prospectuses of the Underlying Funds.

The Portfolio will invest in common stocks and other equity investments, including preferred stocks, interests in REITs, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, other investment companies (including ETFs), warrants, stock purchase rights and synthetic and derivative instruments (such as swaps and futures contracts) that have economic characteristics similar to equity securities (“equity investments”). The Portfolio will also invest in fixed income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations and preferred stock. The Portfolio can also make substantial investments in futures contracts, swaps and other derivatives. The Portfolio may also implement Tactical Tilts by investing in one or more of the various Underlying Funds.

A. General Risks of the Underlying Funds and Securities

The Portfolio will be subject to the risks associated with common stocks and other equity investments. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Portfolio holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. In recent years, stock markets have experienced substantial price volatility.

The Portfolio and one or more Underlying Funds will be subject to the risks associated with fixed income securities. These risks include interest rate risk, credit/default risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed income securities tends to increase (although many mortgage-related securities will have less potential than other debt securities for capital appreciation during periods of declining rates). Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Credit/default risk involves the risk that the issuer or guarantor could default on its obligations, and the Portfolio and/or an Underlying Fund will not recover its investment. Call risk and extension risk are normally present in asset-backed securities. For example, borrowers have the option to prepay their loans. Therefore, the duration of an asset-backed security can either shorten (call risk) or lengthen (extension risk). In general, if interest rates on new loans fall sufficiently below the interest rates on existing outstanding loans, the rate of prepayment would be expected to increase. Conversely, if loan interest rates rise above the interest rates on existing outstanding loans, the rate of prepayment would be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

The Portfolio and certain Underlying Funds will invest in non-investment grade fixed income securities (commonly referred to as “junk bonds”), which are rated below investment grade (or determined to be of comparable credit quality, if not rated) at the time of purchase and are therefore considered speculative. Because non-investment grade fixed income securities are issued by issuers with low credit ratings, they pose a greater risk of default than investment grade securities.

A rising interest rate environment could cause the value of the Portfolio’s fixed income securities to decrease, and fixed income markets to experience increased volatility in addition to heightened levels of liquidity risk. Additionally, decreases in the value of fixed income securities could lead to increased shareholder redemptions, which could impair the Portfolio’s ability to achieve its investment objective. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s and/or an Underlying Fund’s investments.

To the extent the Portfolio and one or more Underlying Funds invest in pooled investment vehicles (including investment companies and ETFs), partnerships and REITs, the Portfolio and/or Underlying Fund will be affected by the investment policies, practices and performances of such entities in direct proportion to the amount of assets the Portfolio and/or Underlying Fund invests therein.

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The Portfolio and one or more Underlying Funds may use derivative instruments, including financial futures contracts and swap transactions, as well as other types of derivatives. The Portfolio’s and/or an Underlying Fund’s investments in derivative instruments, including financial futures contracts and swaps, may be significant.

The Portfolio and one or more Underlying Funds may, from time to time, enter into arrangements with certain brokers or other counterparties that require the segregation of collateral. For operational, cost or other reasons, when setting up arrangements relating to the execution/clearing of trades, a Portfolio and/or an Underlying Fund may choose to select a segregation model which may not be the most protective option available in the case of a default by a broker or counterparty.

The Portfolio and one or more Underlying Funds’ investment adviser(s) will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Portfolio and/or an Underlying Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and/or an Underlying Fund and its shareholders and is also likely to result in higher short-term capital gains taxable to certain shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Portfolio and/or an Underlying Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. See “Financial Highlights” in Appendix B for a statement of the Portfolio’s historical turnover rates.

B. Other Risks of the Portfolio and the Underlying Funds

Risks of Investing in Mid-Capitalization and Small-Capitalization Companies and REITs (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may, to the extent consistent with their investment policies, invest in mid- and small capitalization companies and REITs. Investments in mid- and small capitalization companies and REITs involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Mid- and small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Portfolio and/or an Underlying Fund may incur losses because they will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Mid- and small capitalization companies and REITs include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Mid- and small capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those for larger capitalization companies. Investments in mid- and small capitalization companies and REITs may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Downgraded Securities (The Portfolio and one or more Underlying Funds).  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, the Portfolio and/or an Underlying Fund may continue to hold the security if its investment adviser believes it is in the best interest of the Portfolio and/or an Underlying Fund and their shareholders.

Credit/Default Risks (The Portfolio and one or more Underlying Funds).  Debt securities purchased by the Portfolio and/or an Underlying Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Some of these fixed income securities are described in the next section below. Further information is provided in the SAI, which is available upon request.

Certain Underlying Funds also have credit rating requirements for the securities they buy, which are applied at the time of purchase. For the purpose of determining compliance with any credit rating requirement, an Underlying Fund assigns a security, at the time of purchase, the highest rating by an NRSRO if the security is rated by more than one NRSRO. For this purpose, an

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Underlying Fund relies only on the ratings of the following NRSROs: Standard & Poor’s, Moody’s and Fitch, Inc. Unrated securities may be purchased by an Underlying Fund if they are determined by the Investment Adviser to be of a credit quality consistent with the Underlying Fund’s credit rating requirements.

A security satisfies an Underlying Fund’s minimum rating requirement regardless of its relative ranking (for example, plus or minus) within a designated major rating category (for example, BBB- or Baa3). If a security satisfies an Underlying Fund’s minimum rating requirement at the time of purchase and is subsequently downgraded below such rating, the Underlying Fund will not be required to dispose of the security. If a downgrade occurs, the Underlying Fund’s investment adviser will consider what action, including the sale of the security, is in the best interest of the Underlying Fund and its shareholders.

Debt securities rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s or having a comparable credit rating by another NRSRO (or, if unrated, determined by the Underlying Fund’s investment adviser to be of comparable credit quality) are considered “investment grade.” Securities rated BBB- or Baa3 are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal.

The Portfolio and/or certain Underlying Funds may invest in fixed income securities rated BB+ or Ba1 or below (or comparable unrated securities) which are commonly known as “junk bonds.” Junk bonds are considered speculative and may be questionable as to principal and interest payments.

In some cases, junk bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will present greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in the Portfolio and/or an Underlying Fund’s portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected.

Risks of Foreign Investments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Portfolio and/or an Underlying Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, the Portfolio and/or an Underlying Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Portfolio and/or an Underlying Fund’s foreign holdings or exposures.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

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Certain foreign investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by Portfolio and/or an Underlying Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When Portfolio and/or an Underlying Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets.

If the Portfolio and/or an Underlying Fund focuses its investments in one or a few countries and currencies, the Portfolio and/or an Underlying Fund may be subjected to greater risks than if an Underlying Fund’s assets were not geographically focused.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Portfolio and certain Underlying Funds may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs, GDRs and EDRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs and certain GDRs are traded in the United States. GDRs may be traded in either the United States or in foreign markets. EDRs are traded primarily outside the United States. Prices of ADRs are quoted in U.S. dollars. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Foreign Custody Risk (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s and/or an Underlying Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Portfolio’s and/or an Underlying Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Risks of Sovereign Debt (The Portfolio and one or more Underlying Funds).  Investment in sovereign debt obligations by the Portfolio and/or an Underlying Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Underlying Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Portfolio’s and/or an Underlying Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraint to which a sovereign debtor may be subject.

Risks of Emerging Countries (The Portfolio and one or more Underlying Funds).  The Portfolio and one or more Underlying Funds may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern and Central Europe, and Central and South America. A Fund’s purchase and sale of portfolio securities in certain emerging countries may be constrained by limitations relating to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Portfolio and/or an Underlying Fund, the Portfolio’s and/or an Underlying Fund’s investment adviser, its affiliates and their respective clients and other service providers. The Portfolio and/or an Underlying Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Portfolio and/or an Underlying Fund. The repatriation of investment income, capital or the proceeds of securities sales from certain emerging countries is subject to restrictions such as the need for

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APPENDIX A

governmental consents, which may make it difficult for the Portfolio or an Underlying Fund to invest in such emerging countries. The Portfolio or an Underlying Fund could be adversely affected by delays in, or refusal to grant, any required governmental approval for such repatriation. In situations where a country restricts direct investment in securities (which may occur in certain Asian and other countries), the Portfolio and/or an Underlying Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Investing in emerging countries involves greater risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not occur in other countries.

The Portfolio and/or Underlying Fund’s investments in emerging countries may also be subject to withholding or other taxes, which may be significant and may reduce the return to the Portfolio and/or an Underlying Fund from an investment in issuers in such countries.

Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve an Underlying Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Portfolio and/or an Underlying Fund to value its portfolio securities and could cause the Portfolio and/or an Underlying Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Portfolio and/or an Underlying Fund has delivered or the Portfolio and/or an Underlying Fund’s inability to complete its contractual obligations because of theft or other reasons.

The creditworthiness of the local securities firms used by the Portfolio and/or an Underlying Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Portfolio and/or an Underlying Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make the Portfolio and/or an Underlying Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the United States, Japan and most Western European countries). The Portfolio and/or an Underlying Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions, or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Portfolio and/or an Underlying Fund may incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. Investments in emerging countries may be more difficult to value precisely because of the characteristics discussed above and lower trading volumes.

The Portfolio’s and/or an Underlying Fund’s use of foreign currency management techniques in emerging countries may be limited. The Portfolio’s and/or an Underlying Fund’s investment advisers anticipate that a significant portion of the Portfolio’s and/or an Underlying Fund’s currency exposure in emerging countries may not be covered by those techniques.

Risks of Writing Index and Related ETF Call Options (The Portfolio and one or more Underlying Funds).  When the Portfolio and/or an Underlying Fund writes (sells) index options, respectively, or related ETF call options, they forego the opportunity to benefit from an increase in the value of the respective Index or related ETF above the exercise price (plus the premium received) of

65

the option, but they continue to bear the risk of a decline in the value of the respective index or related ETF. As the seller of the respective indexes or related ETF call options, the Portfolio and/or an Underlying Fund receives cash (the “premium”) from the purchaser. Depending upon the type of call option, the purchaser of an index or related ETF call option either (i) has the right to any appreciation in the value of the index or related ETF over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”) or (ii) has the right to any appreciation in the value of the index or related ETF over the exercise price at any time prior to the expiration of the option. If the purchaser does not exercise the option, the Portfolio and/or an Underlying Fund retains the premium. If the purchaser exercises the option, the Portfolio and/or an Underlying Fund pays the purchaser the difference between the price of the index or related ETF and the exercise price of the option. The premium, the exercise price and the market value of the index or related ETF determine the gain or loss realized by the Portfolio and/or an Underlying Fund as the seller of the index or related ETF call option. The Portfolio and/or an Underlying Fund can also repurchase the call option prior to the expiration date, ending their obligation. In this case, the cost of entering into closing purchase transactions will determine the gain or loss realized by the Portfolio and/or an Underlying Fund.

There is no assurance that a liquid market will be available at all times for the Portfolio and/or an Underlying Fund to write call options or to enter into closing purchase transactions. In addition, the premiums the Portfolio and/or an Underlying Fund receives for writing call options may decrease as a result of a number of factors, including a reduction in interest rates generally, a decline in stock market volumes or a decrease in the price volatility of the underlying securities. For more information see “Portfolio Securities and Techniques—Options on Securities, Securities Indices and Foreign Currencies.”

Risks of Derivative Investments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may, to the extent consistent with their respective investment policies, invest in derivative instruments, including without limitation, options, futures, options on futures, swaps, interest rate caps, floors and collars, structured securities and forward contracts and other derivatives relating to foreign currency transactions. Derivatives may be used for both hedging and nonhedging purposes (that is, to seek to increase total return), although suitable derivative instruments may not always be available to an investment adviser for these purposes. Losses from derivative instruments can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the failure of the counterparty to perform its contractual obligations, or the risks related to leverage factors associated with such transactions. Derivatives are also subject to risks arising from margin requirements, which include the risk that the Portfolio and/or an Underlying Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions and the risk of loss by the Portfolio and/or an Underlying Fund of margin deposits in the event of the bankruptcy or other similar insolvency with respect to a broker or counterparty with whom the Portfolio and/or an Underlying Fund has an open derivative position. Losses may also arise if the Portfolio and/or Underlying Fund receives cash collateral under the transactions and some or all of that collateral is invested in the market. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Portfolio and/or Underlying Fund may be responsible for any loss that might result from its investment of the counterparty’s cash collateral. If cash collateral is not invested, the Portfolio may be exposed to additional risk of loss in the event of the insolvency of its custodian holding such collateral. The use of these management techniques also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates, or currency prices or other variables. Derivative instruments may be harder to value, subject to greater volatility and more likely subject to changes in tax treatment than other investments. For these reasons, the Investment Adviser’s attempts to hedge portfolio risks through the use of derivative instruments may not be successful, and the investment adviser may choose not to hedge portfolio risks. Using derivatives for nonhedging purposes is considered a speculative practice and presents greater risk of loss than derivatives used for hedging purposes.

Derivative mortgage-backed securities (such as principal-only (“POs”), interest-only (“IOs”) or inverse floating rate securities) are particularly exposed to call and extension risks. Small changes in mortgage prepayments can significantly impact the cash flow and the market value of these securities. In general, the risk of faster than anticipated prepayments adversely affects IOs, super floaters and premium priced mortgage-backed securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced mortgage-backed securities. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

Some floating-rate derivative debt securities can present more complex types of derivative and interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to lower prices in the event of an unfavorable change in the spread between two designated interest rates.

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APPENDIX A

Risks of Structured Investment Vehicles (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in structured investment vehicles (“SIVs”). SIVs are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. SIVs are often leveraged and securities issued by SIVs may have differing credit preferences. Investments in SIVs present counterparty risks, although they may be subject to a guarantee or other financial support by the sponsoring entity. Investments in SIVs may be more volatile, less liquid and more difficult to price accurately than other types of investments.

Risks of Equity Swap Transactions (The Portfolio).  The Portfolio participates in equity swap transactions. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on a particular predetermined asset (or group of assets) which may be adjusted for transaction costs, interest payments, dividends paid on the reference asset or other factors. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” for example, the increase or decrease in value of a particular dollar amount invested in the asset.

Equity swaps may be structured in different ways. For example, when the Portfolio takes a long position, a counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks, including custom baskets), plus the dividends that would have been received on the stock. In these cases, the Portfolio may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock (or group of stocks, including custom baskets). Therefore, in this case the return to the Portfolio on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Portfolio on the notional amount. In other cases, when the Portfolio takes a short position, a counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Portfolio sold a particular stock (or group of stocks, including custom baskets) short, less the dividend expense that the Portfolio would have paid on the stock (or group of stocks, including custom baskets), as adjusted for interest payments or other economic factors.

Under an equity swap, payments may be made at the conclusion of the equity swap or periodically during its term. Sometimes, however, the investment adviser of the Portfolio may be able to terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to the Portfolio’s accrued obligations under the swap.

Equity swaps are derivatives and their value can be very volatile. To the extent that the investment adviser of the Portfolio does not accurately analyze and predict future market trends, the values of assets or economic factors, or the creditworthiness of the counterparty, the Portfolio may suffer a loss, which may be substantial.

Risks of Short Positions (The Portfolio).  The Portfolio may engage in short selling. In these transactions, the Portfolio sells an instrument it does not own in anticipation of a decline in the market value of the instrument, then must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The value at such time may be more or less than the value at which the instrument was sold by the Portfolio, which may result in a loss or gain, respectively. Unlike purchasing an instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the value of the stock at the time of the short sale.

The Portfolio may, during the term of any short sale, withdraw the cash proceeds of such short sale and use these cash proceeds to purchase additional securities or for any other purposes. Because cash proceeds are assets of the Portfolio which are typically used to satisfy the collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Portfolio to post as collateral other securities that it owns. If a Portfolio reinvests the cash proceeds, the Portfolio might be required to post an amount greater than its net assets (but less than its total assets) as collateral. For these or other reasons, the Portfolio might be required to liquidate long and short positions at times that may be disadvantageous to the Portfolio.

The Portfolio and certain of the Underlying Funds may make short sales against the box, in which the Portfolio and/or an Underlying Fund enters into a short sale of an instrument which it owns or has the right to obtain at no additional cost.

The SEC and financial industry regulatory authorities in other countries have imposed temporary prohibitions and restrictions on certain types of short sale transactions. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the Investment Adviser to sell securities on behalf of the Portfolio.

Risks of Illiquid Investments (The Portfolio and one or more Underlying Funds).  The Portfolio and each Underlying Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio or Underlying Fund would have invested

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more than 15% of their net assets in illiquid investments that are assets. An “illiquid investment” is an investment that the Portfolio or an Underlying Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. In determining whether an investment is an illiquid investment, the Investment Adviser will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the Investment Adviser must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Portfolio and/or an Underlying Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Portfolio and/or an Underlying Fund must take this determination into account when classifying the liquidity of that investment or asset class.

Investments purchased by the Portfolio and/or an Underlying Fund that are liquid at the time of purchase may subsequently become illiquid. If one or more investments in the Portfolio and/or an Underlying Fund’s portfolio become illiquid, the Portfolio and/or Underlying Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Portfolio and/or Underlying Fund to exceed this limit, the Portfolio and/or an Underlying Fund must take steps to bring its illiquid investments to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Portfolio and/or Underlying Fund to liquidate any portfolio instrument where the Portfolio and/or an Underlying Fund would suffer a loss on the sale of that instrument.

In cases where no clear indication of the value of the Portfolio and/or an Underlying Fund’s portfolio instruments is available, the portfolio securities will be valued at their fair value according to the valuation procedures approved by the Board of Trustees. These cases include, among others, situations where a security or other asset or liability does not have a price source, or the secondary markets on which an investment has previously been traded are no longer viable, due to its lack of liquidity. For more information on fair valuation, please see “How To Buy Shares—How Are Shares Priced?”

Temporary Investment Risks (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may, for temporary defensive purposes (and to the extent it is permitted to invest in the following), invest up to 100% of its total assets in:

⬛	U.S. Government Securities
⬛

Commercial paper rated at least A-2 by Standard & Poor’s; P-2 by Moody’s or having a comparable credit rating by another NRSRO (or, if unrated, determined by the Investment Adviser to be of comparable credit quality)

⬛	Certificates of deposit
⬛	Bankers’ acceptances
⬛	Repurchase agreements
⬛	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year
⬛	ETFs
⬛	Other investment companies
⬛	Cash items

When the Portfolio or an Underlying Fund’s assets are invested in such instruments, the Portfolio and/or an Underlying Fund may not be achieving its investment objective.

C. Investment Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Portfolio and/or an Underlying Fund, including their associated risks.

The Portfolio and/or an Underlying Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Portfolio’s and/or an Underlying Fund’s investment objective and policies. Further information is provided in the SAI, which is available upon request.

The Investment Adviser is subject to registration and regulation as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to its service as investment adviser to the Portfolio. The Investment Adviser is exempt from certain CFTC recordkeeping, reporting and disclosure requirements under CFTC Rule 4.7 with respect to the Subsidiary.

U.S. Government Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in U.S. Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported

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by (i) the full faith and credit of the U.S. Treasury; (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer. U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components are traded independently. U.S. Government Securities may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid.

U.S. Treasury Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises that issue U.S. Government Securities if it is not obligated to do so by law.

Custodial Receipts and Trust Certificates (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in custodial receipts and trust certificates representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government Securities, Municipal Securities or other types of securities in which the Portfolio and/or an Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes the Portfolio and/or an Underlying Fund is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio and/or an Underlying Fund may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, the Portfolio and/or an Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Portfolio and/or an Underlying Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Mortgage-Backed Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in securities that represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”). Mortgage-Backed Securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. The value of some Mortgage-Backed Securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on Mortgage-Backed or asset-backed Securities may expose the Portfolio and/or an Underlying Fund to the risk of earning a lower rate of return upon reinvestment of principal.

The Portfolio and/or certain Underlying Funds may invest in privately-issued mortgage pass-through securities that represent interests in pools of mortgage loans that are issued by trusts formed by originators of and institutional investors in mortgage loans (or represent interests in custodial arrangements administered by such institutions). These originators and institutions include commercial banks, savings and loans associations, credit unions, savings banks, mortgage bankers, insurance companies, investment banks or special purpose subsidiaries of the foregoing. The pools underlying privately-issued mortgage pass-through securities consist of mortgage loans secured by mortgages or deeds of trust creating a first lien on commercial, residential, residential multi-family and mixed residential/commercial properties. These mortgage-backed securities typically do not have the same credit standing as U.S. government guaranteed mortgage-backed securities.

Privately-issued mortgage pass-through securities generally offer a higher yield than similar securities issued by a government entity because of the absence of any direct or indirect government or agency payment guarantees. However, timely payment of interest and principal on mortgage loans in these pools may be supported by various other forms of insurance or guarantees, including individual loan, pool and hazard insurance, subordination and letters of credit. Such insurance and guarantees may be issued by private insurers, banks and mortgage poolers. There is no guarantee that private guarantors or insurers, if any, will meet their obligations. Mortgage-backed securities without insurance or guarantees may also be purchased by the Portfolio and/or an

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Underlying Fund if they have the required rating from an NRSRO. Mortgage-backed securities issued by private organizations may not be readily marketable, may be more difficult to value accurately, and may be more volatile than similar securities issued by a government entity.

Mortgage-backed securities may include multiple class securities, including collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate and a final scheduled distribution date. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

Sometimes, however, CMO classes are “parallel pay,” i.e., payments of principal are made to two or more classes concurrently. In some cases, CMOs may have the characteristics of a stripped mortgage-backed security whose price can be highly volatile. CMOs may exhibit more or less price volatility and interest rate risk than other types of Mortgage-Backed Securities, and under certain interest rate and payment scenarios, the Portfolio and/or an Underlying Fund may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

Mortgage-Backed Securities also include stripped Mortgage-Backed Securities (“SMBS”), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. Throughout 2008, the market for mortgage-backed securities began experiencing substantially, often dramatically, lower valuations and greatly reduced liquidity. Markets for other asset-backed securities have also been affected. These instruments are increasingly subject to liquidity constraints, price volatility, credit downgrades and unexpected increases in default rates and, therefore, may be more difficult to value and more difficult to dispose of than previously. These events may have an adverse effect on the Portfolio and/or an Underlying Fund to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Asset-Backed and Receivables-Backed Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, the Portfolio’s and/or an Underlying Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, the Portfolio and/or an Underlying Fund will be unable to possess and sell the underlying collateral and that the Portfolio’s and/or an Underlying Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Portfolio and/or an Underlying Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of some asset-backed securities may be particularly sensitive to changes in the prevailing interest rates. There is no guarantee that private guarantors or insurers of an asset-backed security, if any, will meet their obligation. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even where there is no default or threat of default due to the market’s perception of the creditworthiness of the issuer and market conditions impacting asset-backed securities more generally.

Municipal Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in securities and instruments issued by state and local government issuers (“Municipal Securities”). Municipal Securities in which the

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Portfolio and/or an Underlying Fund may invest consist of bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities. Such securities may pay fixed, variable or floating rates of interest.

Municipal Securities include both “general” and “revenue” bonds and may be issued to obtain funds for various purposes. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. Such securities may pay fixed, variable or floating rates of interest.

Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal Securities in which the Portfolio and/or an Underlying Fund may invest include private activity bonds, pre-refunded Municipal Securities and auction rate securities. Dividends paid by the Portfolio and/or an Underlying Fund based on investments in private activity bonds will be subject to alternative minimum tax.

The obligations of the issuer to pay the principal of and interest on a Municipal Security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal security may be materially affected.

In addition, Municipal Securities include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment purchase agreements. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or local government. Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the Portfolio and/or an Underlying Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid. Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Securities may also be in the form of a tender option bond, which is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Portfolio’s and/or an Underlying Fund’s duration. There is risk that the Portfolio and/or an Underlying Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

Municipal Securities may be backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks or by other financial institutions. The deterioration of the credit quality of these banks and financial institutions could, therefore, cause a loss to the Portfolio and/or an Underlying Fund that invests in such Municipal Securities. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and are generally not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

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The Portfolio and/or an Underlying Fund may invest in Municipal Securities issued by municipalities, including U.S. territories, commonwealths and possessions, that may be, or may become, subject to significant financial difficulties. Factors contributing to such difficulties may include: lower property tax collections as a result of lower home values, lower sales tax revenue as a result of reduced consumer spending, lower income tax revenue as a result of higher unemployment rates, and budgetary constraints of local, state and federal governments upon which issuers of municipal securities may be relying for funding. Such securities may be considered below investment grade or may be subject to future credit downgrades due to concerns over potential default, insolvency or bankruptcy on the part of their issuers or any credit support provider. During the recent economic downturn, several municipalities have, in fact, filed for bankruptcy protection or have indicated that they may seek bankruptcy protection in the future. A credit downgrade or other adverse news about an issuer or any credit support provider could impact the market value and liquidity of the securities and consequently could negatively affect the performance of the Portfolio and/or an Underlying Fund that holds such securities.

Brady Bonds and Similar Instruments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in debt obligations commonly referred to as “Brady Bonds.” Brady Bonds are created through the exchange of existing commercial bank loans to foreign borrowers for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”).

Brady Bonds involve various risk factors including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio and/or an Underlying Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio and/or an Underlying Fund to suffer a loss of interest or principal on its holdings.

In addition, the Portfolio and/or an Underlying Fund may invest in other interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. These types of restructuring involve the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Portfolio’s and/or an Underlying Fund’s investment in such securities may be limited by certain investment restrictions contained in the Investment Company Act.

Corporate Debt Obligations; Bank Obligations; Trust Preferred Securities; Convertible Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in corporate debt obligations, trust preferred securities and convertible securities. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of U.S. or foreign corporations to pay interest and repay principal. In addition, the Portfolio and certain Underlying Funds may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by governmental regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry. A trust preferred security is a long dated bond (for example, 30 years) with preferred features. The preferred features are that payment of interest can be deferred for a specified period without initiating a default event. The securities are generally senior in claim to standard preferred stock but junior to other bondholders. The Portfolio and certain Underlying Funds may also invest in other short-term obligations issued or guaranteed by U.S. corporations, non-U.S. corporations or other entities.

Convertible securities are preferred stock or debt obligations that are convertible into common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.

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Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation Bonds (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in zero coupon, deferred interest, pay-in-kind and capital appreciation bonds. These bonds are issued at a discount from their face value because interest payments are typically postponed until maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. The market prices of these securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

Duration (The Portfolio and one or more Underlying Funds).  The duration of the Portfolio and/or an Underlying Fund approximates its price sensitivity to changes in interest rates. For example, suppose that interest rates in one day fall by one percent which, in turn, causes yields on every bond in the market to fall by the same amount. In this example, the price of a bond with a duration of three years may be expected to rise approximately three percent and the price of a bond with a five year duration may be expected to rise approximately five percent. The converse is also true. Suppose interest rates in one day rise by one percent which, in turn, causes yields on every bond in the market to rise by the same amount. In this second example, the price of a bond with a duration of three years may be expected to fall approximately three percent and the price of a bond with a five year duration may be expected to fall approximately five percent. The longer the duration of a bond, the more sensitive the bond’s price is to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security’s cash flows over time. In calculating maturity, the Portfolio and/or an Underlying Fund may determine the maturity of a variable or floating rate obligation according to its interest rate reset date, or the date principal can be recovered on demand, rather than the date of ultimate maturity. Similarly, to the extent that a fixed income obligation has a call, refunding, or redemption provision, the date on which the instrument is expected to be called, refunded or redeemed may be considered to be its maturity date. There is no guarantee that the expected call, refund or redemption will occur, and the Portfolio’s and/or an Underlying Fund’s average maturity may lengthen beyond the investment adviser’s expectations should the expected call, refund or redemption not occur. In computing portfolio duration, the Portfolio and/or an Underlying Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as “option-adjusted” duration. The investment adviser of the Portfolio and/or an Underlying Fund may use futures contracts, options on futures contracts and swaps to manage the Underlying Fund’s target duration. The Portfolio and/or an Underlying Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

The investment adviser of an Underlying Fund may use derivative instruments, among other things, to manage the duration of the Portfolio’s and/or an Underlying Fund’s investment portfolio. These derivative instruments include financial futures contracts and swap transactions, as well as other types of derivatives, and can be used to shorten and lengthen the duration of the Portfolio and/or an Underlying Fund. The Portfolio’s and/or an Underlying Fund’s investments in derivative instruments, including financial futures contracts and swaps, can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from an Underlying Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by the Portfolio and/or an Underlying Fund are taxable to its shareholders.

Interest rates, fixed income securities prices, the prices of futures and other derivatives, and currency exchange rates can be volatile, and a variance in the degree of volatility or in the direction of the market from the Portfolio’s and/or an Underlying Fund’s investment adviser’s expectations may produce significant losses in the Portfolio’s and/or an Underlying Fund’s investments in derivatives. In addition, a perfect correlation between a derivatives position and a fixed income security position is generally impossible to achieve. As a result, the Portfolio’s and/or an Underlying Fund’s investment adviser’s use of derivatives may not be effective in fulfilling the Underlying Fund’s investment adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Financial futures contracts used by the Portfolio and/or an Underlying Fund include may interest rate futures contracts including, among others, Eurodollar futures contracts. Eurodollar futures contracts are U.S. dollar-denominated futures contracts that are based on the implied forward LIBOR of a three-month deposit. Further information is included in the Prospectus regarding futures contracts, swaps and other derivative instruments used by the Portfolio and/or an Underlying Fund, including information on the risks presented by these instruments and other purposes for which they may be used by the Portfolio and/or an Underlying Fund.

Floating and Variable Rate Obligations (The Portfolio and one or more Underlying Funds).  Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. The Portfolio and/or an Underlying Fund may purchase floating and variable rate obligations. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. The issuers or financial

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intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable both of which may be issued by domestic banks or foreign banks. The Portfolio and/or an Underlying Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institutions.

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Portfolio and/or an Underlying Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Portfolio and/or an Underlying Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Portfolio and/or an Underlying Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. Such a floor protects the Portfolio and/or an Underlying Fund from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Portfolio and/or an Underlying Fund may not benefit from increasing interest rates for a significant amount of time.

Foreign Currency Transactions (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may, to the extent consistent with their investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Portfolio and/or an Underlying Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Portfolio and/or an Underlying Fund may enter into foreign currency transactions to seek a closer correlation between the Portfolio’s and/or an Underlying Fund’s overall currency exposures and the currency exposures of the Portfolio’s and/or an Underlying Fund’s performance benchmark. The Portfolio and/or an Underlying Fund may also enter into such transactions to seek to increase total return, which presents additional risk.

The Portfolio and/or an Underlying Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. The Portfolio and/or an Underlying Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the investment adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the investment adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

The Portfolio and/or an Underlying Fund may, from time to time, engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between the Portfolio and/or an Underlying Fund and a counterparty (usually a commercial bank) to pay the other party the amount that it would cost based on current market rates as of the termination date to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. If the counterparty defaults, the Portfolio and/or an Underlying Fund will have contractual remedies pursuant to the agreement related to the transaction, but the Portfolio and/or an Underlying Fund may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions. Such non-deliverable forward transactions will be settled in cash.

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, the Portfolio’s and/or an Underlying Fund’s NAV to fluctuate. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Certain forward foreign currency exchange contracts and other currency transactions are not exchange traded or cleared. The market in such forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Because these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Portfolio and/or an

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APPENDIX A

Underlying Fund of unrealized profits, transaction costs, or the benefits of a currency hedge, or could force the Portfolio and/or an Underlying Fund to cover its purchase or sale commitments, if any, at the current market price.

The Portfolio and certain Underlying Funds are not required to post cash collateral with its counterparties in certain foreign currency transactions. Accordingly, may remain more fully invested (and more of the Underlying Fund’s assets may be subject to investment and market risk) than if it were required to post cash collateral with its counterparties (which is the case with certain transactions). Where the Portfolio’s and certain Underlying Funds’ counterparties are not required to post cash collateral with the Portfolio and/or an Underlying Fund, the Portfolio and/or an Underlying Fund will be subject to additional counterparty risk.

Non-Investment Grade Fixed Income Securities (The Portfolio and one or more Underlying Funds).  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly referred to as “junk bonds”) are considered speculative. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.

Non-investment grade fixed income securities are often issued in connection with a corporate reorganization or restructuring or as part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse developments or business conditions. Non-investment grade securities are also issued by governmental bodies that may have difficulty in making all scheduled interest and principal payments.

The market value of non-investment grade fixed income securities tends to reflect individual corporate or municipal developments to a greater extent than that of higher rated securities which react primarily to fluctuations in the general level of interest rates. As a result, the Portfolio’s and/or an Underlying Fund’s ability to achieve its investment objectives may depend to a greater extent on the investment adviser’s judgment concerning the creditworthiness of issuers than funds which invest in higher-rated securities. Issuers of non-investment grade fixed income securities may not be able to make use of other methods of financing and their ability to service debt obligations may be affected more adversely than issuers of higher-rated securities by economic downturns, specific corporate or financial developments or the issuer’s inability to meet specific projected business forecasts. Negative publicity about the junk bond market and investor perceptions regarding lower rated securities, whether or not based on fundamental analysis, may depress the prices for such securities.

A holder’s risk of loss from default is significantly greater for non-investment grade fixed income securities than is the case for holders of other debt securities because such non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Portfolio and/or an Underlying Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Portfolio and/or an Underlying Fund of its initial investment and any anticipated income or appreciation is uncertain.

The secondary market for non-investment grade fixed income securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. In addition, market trading volume for high yield fixed income securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. The lack of sufficient market liquidity may cause the Portfolio and/or an Underlying Fund to incur losses because it will be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Portfolio’s and/or an Underlying Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Portfolio and/or an Underlying Fund to obtain precise valuations of the high yield securities in its portfolio.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

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Loan-Related Investments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in loan-related investments such as loan participations and assignments. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower (the “borrower”) which is administered and sold by a financial intermediary. The Portfolio and/or an Underlying Fund may only invest in loans to issuers in whose obligations it may otherwise invest. Loan interests may take the form of a direct or co-lending relationship with the borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller’s share of the loan. When the Portfolio and/or an Underlying Fund acts as co-lender in connection with a loan interest or when it acquires certain interests, the Portfolio and/or an Underlying Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the Portfolio and/or an Underlying Fund lacks direct recourse, it will look to an agent for the lenders (the “agent lender”) to enforce appropriate credit remedies against the borrower. In these cases, the Portfolio and/or an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower.

An assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Portfolio and/or an Underlying Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Portfolio and/or an Underlying Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Portfolio and/or an Underlying Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolio and/or an Underlying Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. Investors in loans, such as the Portfolio and/or an Underlying Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies.

The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Portfolio and/or an Underlying Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Portfolio’s and/or an Underlying Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Portfolio and/or an Underlying Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. During periods of heightened redemption activity or distressed market conditions, the Portfolio and/or an Underlying Fund may seek to obtain expedited trade settlement, which will generally incur additional costs (although expedited trade settlement will not always be available).

Senior loans hold the most senior position in the capital structure of a borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and to finance internal growth and for other corporate purposes. Senior loans typically have a stated term of between five and nine years, and have rates of interest which typically are redetermined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. Longer interest rate reset periods generally increase fluctuations in the Portfolio’s and/or an Underlying Fund’s net asset value as a result of changes in market interest rates. As a result, as short-term interest rates increase, interest payable to the Portfolio and/or an Underlying Fund from its investments in senior loans should increase, and as short-term interest rates decrease, interest payable to the Portfolio and/or an Underlying Fund from its investments in senior loans should decrease. Second lien loans have the same characteristics as senior loans except that such loans are subordinated or unsecured and thus lower in priority of payment to senior loans. Accordingly, the risks associated with second lien loans are higher than the risk of loans with first priority over the collateral. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Portfolio and/or an Underlying Fund. Second lien loans typically have adjustable floating rate interest payments. Generally, loans have the benefit of restrictive covenants that limit the ability of the borrower to further encumber its assets or impose other obligations. To the extent a loan does not have certain covenants (or has less restrictive covenants), an investment in the loan will be particularly sensitive to the risks associated with loan investments.

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Preferred Stock, Warrants and Stock Purchase Rights (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in preferred stock, warrants and stock purchase rights (or “rights”). Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

REITs (The Portfolio and one or more Underlying Fund).  The Portfolio and/or an Underlying Fund may invest in REITs from time to time. REITS are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable federal income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. An investment in REITs by the Portfolio and/or an Underlying Fund involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Portfolio and/or an Underlying Fund to effect sales at an advantageous time or without a substantial drop in price. The Portfolio and/or an Underlying Fund will indirectly bear their proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Other Investment Companies (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in securities of other investment companies, including ETFs such as iSharesSM, subject to statutory limitations prescribed by the Investment Company Act, or exemptive relief thereunder. These statutory limitations include in certain circumstances a prohibition on acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of total assets in securities of any one investment company or more than 10% of their total assets in securities of all investment companies. Many ETFs, however, have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. The Portfolio and/or an Underlying Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

The use of ETFs is intended to help the Portfolio and/or an Underlying Fund match the total return of the particular market segments or indices represented by those ETFs, although that may not be the result. Most ETFs are passively managed investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Portfolio and/or an Underlying Fund could lose money investing in an ETF. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

Subject to applicable law and/or pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Portfolio and/or an Underlying Fund may invest in certain other investment companies, including ETFs and money market funds beyond the statutory limits described above or otherwise. Some of those investment companies may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

The Portfolio and/or an Underlying Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses borne by the Portfolio and/or an Underlying Fund.

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Although the Portfolio and/or an Underlying Fund do not expect to do so in the foreseeable future, the Portfolio and/or an Underlying Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Portfolio and/or an Underlying Fund.

Unseasoned Companies (The Portfolio and one or more Underlying Fund).  The Portfolio and/or an Underlying Fund may invest in companies which (together with their predecessors) have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Options on Securities, Securities Indices and Foreign Currencies (The Portfolio and one or more Underlying Funds).  A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period. The Portfolio and/or an Underlying Fund may write (sell) call and put options and purchase put and call options on any securities in which the Portfolio and/or an Underlying Fund may invest or on any securities index consisting of securities in which it may invest. The Portfolio and certain Underlying Funds may also, to the extent consistent with their investment policies, purchase and sell (write) put and call options on foreign currencies.

The writing and purchase of options is a highly specialized activity which involves special investment risks. Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which presents additional risk). The successful use of options depends in part on the ability of an investment adviser to anticipate future price fluctuations and the degree of correlation between the options and securities (or currency) markets. If an investment adviser is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in the Portfolio’s and/or an Underlying Fund’s investment portfolio, the Portfolio and/or an Underlying Fund may incur losses that it would not otherwise incur. The use of options can also increase the Portfolio’s and/or an Underlying Fund’s transaction costs. Options written or purchased by the Portfolio and/or an Underlying Fund may be traded on either U.S. or foreign exchanges or over-the-counter. Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.

Yield Curve Options (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may enter into options on the yield “spread” or differential between two securities. Such transactions are referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present a risk of loss even if the yield of one of the underlying securities remains constant, or if the spread moves in a direction or to an extent which was not anticipated.

Futures Contracts and Options and Swaps on Futures Contracts (The Portfolio and one or more Underlying Funds).  Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A swap on a futures contract provides an investor with the ability to gain economic exposure to a particular futures market. A futures contract may be based on particular securities, foreign currencies, securities indices and other financial instruments and indices. Certain Underlying Funds and the Portfolio may engage in futures transactions on U.S. and (in the case of certain Underlying Funds and the Portfolio) foreign exchanges.

Certain Underlying Funds and the Portfolio may, to the extent consistent with their investment policies, purchase and sell futures contracts, purchase and write call and put options on futures contracts, and enter into swaps on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. An Underlying Fund or Portfolio may also enter into closing purchase and sale transactions with respect to such contracts and options.

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Futures contracts and related options and swaps present the following risks:

⬛

While an Underlying Fund or the Portfolio may benefit from the use of futures and options and swaps on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance than if the Underlying Fund or Portfolio had not entered into any futures contracts, options transactions or swaps.

⬛

Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and an Underlying Fund or the Portfolio may be exposed to additional risk of loss.

⬛

The loss incurred by an Underlying Fund or the Portfolio in entering into futures contracts and in writing call options and entering into swaps on futures is potentially unlimited and may exceed the amount of the premium received.

⬛	Futures markets are highly volatile and the use of futures may increase the volatility of an Underlying Fund’s or Portfolio’s NAV.
⬛

As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to an Underlying Fund or the Portfolio.

⬛	Futures contracts and options and swaps on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
⬛	Foreign exchanges may not provide the same protection as U.S. exchanges.

Interest Rate Swaps, Mortgage Swaps, Credit Swaps, Currency Swaps, Total Return Swaps, Equity Swaps, Index Swaps, Options on Swaps and Interest Rate Caps, Floors and Collars (The Portfolio and one or more Underlying Funds).  To the extent consistent with their investment policies, the Portfolio and/or an Underlying Fund may enter into some or all of the following swap transactions and option agreements, including interest rate caps, floors and collars. Interest rate swaps involve the exchange by the Portfolio and/or an Underlying Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Credit swaps (also referred to as credit default swaps) involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security or pool of securities. Credit swaps give one party to a transaction (the buyer of the credit swap) the right to dispose of or acquire an asset (or group of assets or exposure to the performance of an index), or the right to receive a payment from the other party, upon the occurrence of specified credit events. Credit swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Total return swaps give a party the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be based on agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the party may also be required to pay the dollar value of that decline to the counterparty. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities, including custom baskets, or an index) for another payment stream. An equity swap may be used by the Portfolio and/or an Underlying Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical. Index swaps allow the Portfolio and/or an Underlying Fund to receive one or more payments based off the return, performance or volatility of an index or of certain securities which comprise the index.

The Portfolio and certain Underlying Funds may also purchase and write (sell) options contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap or to modify the terms of an existing swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into or modify an underlying swap on agreed-upon terms, which generally entails a greater risk of loss than the Portfolio and/or an Underlying Fund incurs in buying a swaption. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

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The Portfolio and certain Underlying Funds may enter into the transactions described above for hedging purposes or to seek to increase total return. As an example, when the Portfolio and/or an Underlying Fund is the buyer of a credit default swap (commonly known as buying protection), it may make periodic payments to the seller of the credit default swap to obtain protection against a credit default on a specified underlying asset (or group of assets). If a default occurs, the seller of the credit default swap may be required to pay the Portfolio and/or an Underlying Fund the notional amount of the credit default swap on a specified security (or group of securities). On the other hand, when the Portfolio and/or an Underlying Fund is a seller of a credit default swap, in addition to the credit exposure the Portfolio and/or an Underlying Fund has on the other assets held in its portfolio, the Portfolio and/or an Underlying Fund is also subject to the credit exposure on the notional amount of the swap since, in the event of a credit default, the Portfolio and/or an Underlying Fund may be required to pay the notional amount of the credit default swap on a specified security (or group of securities) to the buyer of the credit default swap. The Portfolio and/or an Underlying Fund will be the seller of a credit default swap only when the credit of the underlying asset is deemed by its investment adviser to meet the Portfolio’s and/or an Underlying Fund’s minimum credit criteria at the time the swap is first entered into.

When the Portfolio and/or an Underlying Fund writes (sells) credit swaps on individual securities or instruments, the Portfolio and/or an Underlying Fund must identify on its books liquid assets equal to the full notional amount of the swaps while the positions are open.

The use of interest rate, mortgage, credit, currency, total return, equity and index swaps, options on swaps, and interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an investment adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates or in its evaluation of the creditworthiness of swap counterparties and issuers of the underlying assets, the investment performance of the Portfolio and/or an Underlying Fund would be less favorable than it would have been if these investment techniques were not used.

Currently, certain standardized swap transactions are subject to mandatory central clearing and exchange trading. Although central clearing and exchange trading is expected to decrease counterparty risk and increase liquidity compared to bilaterally negotiated swaps, central clearing and exchange trading does not eliminate counterparty risk or illiquidity risk entirely. Depending on the size of the Portfolio and/or an Underlying Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the Portfolio and/or an Underlying Fund to support its obligations under a similar bilateral, uncleared swap. However, certain applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps which may result in the Portfolio and/or an Underlying Fund and its counterparties posting higher amounts for uncleared swaps.

Structured Securities and Inverse Floaters (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, securities, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. Investments in structured securities may provide exposure to certain securities or markets in situations where regulatory or other restrictions prevent direct investments in such issuers or markets.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference, effectively leveraging the Portfolio’s and/or an Underlying Fund’s investments so that small changes in the value of the Reference may result in disproportionate gains or losses to the Portfolio and/or an Underlying Fund. Consequently, structured securities may present a greater degree of market risk than many types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities. Structured securities are also subject to the risk that the issuer of the structured securities may fail to perform its contractual obligations. Certain issuers of structured products may be deemed to be investment companies as defined in the Investment Company Act. As a result, the Portfolio’s and/or an Underlying Fund’s investments in structured securities may be subject to the limits applicable to investments in other investment companies.

Structured securities are considered hybrid instruments because they are derivative instruments the value of which depends on, or is derived from or linked to, the value of an underlying asset, interest rate index or commodity. Commodity-linked notes are hybrid instruments because the principal and/or interest payments on those notes is linked to the value of the individual commodities, futures contracts or the performance of one or more commodity indices.

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APPENDIX A

Structured securities include, but are not limited to, equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. For example, a note may guarantee the repayment of the original principal amount invested (even if the underlying linked securities have negative performance during the note’s term), but may cap the maximum payment at maturity at a certain percentage of the issuance price or the return of the underlying linked securities. Alternatively, the note may not guarantee a full return on the original principal, but may offer a greater participation in any capital appreciation of the underlying linked securities. The terms of an equity linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of the Portfolio’s and/or an Underlying Fund’s investment objective and policies.

Structured securities may also include inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

Structured securities may also include credit linked notes. Credit linked notes are securities with embedded credit default swaps. An investor holding a credit linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

When-Issued Securities and Forward Commitments (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Portfolio and/or an Underlying Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Portfolio and/or an Underlying Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio and/or an Underlying Fund may dispose of when-issued securities or forward commitments prior to settlement if its investment adviser deems it appropriate. When purchasing a security on a when-issued basis or entering a forward commitment, the Portfolio and/or an Underlying Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Repurchase Agreements (The Portfolio and one or more Underlying Funds).  Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Portfolio and/or an Underlying Fund may enter into repurchase agreements with counterparties approved by the Investment Adviser pursuant to procedures approved by the Board of Trustees that furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The collateral may consist of any type of security in which the Portfolio and/or an Underlying Fund is eligible to invest directly or, if an Underlying Fund is subject to minimum credit quality requirements, any type of security, including non-investment grade securities, provided the repurchase agreement counterparty satisfies those minimum credit quality requirements. Repurchase agreements involving obligations other than U.S. Government Securities may be subject to additional risks.

If the other party or “seller” defaults, the Portfolio and/or an Underlying Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio and/or an Underlying Fund are less than the repurchase price and the Underlying Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Portfolio and/or an Underlying Fund could suffer additional losses if a court determines that the Portfolio’s and/or an Underlying Fund’s interest in the collateral is not enforceable.

81

Certain Underlying Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Lending of Portfolio Securities (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may engage in securities lending. Securities lending involves the lending of securities owned by the Portfolio and/or an Underlying Fund to financial institutions such as certain broker-dealers, including, as permitted by the SEC, Goldman Sachs. The borrowers are required to secure their loans continuously with cash, cash equivalents, U.S. Government Securities or letters of credit in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested by the Portfolio and/or an Underlying Fund in short-term investments, including registered and unregistered investment pools managed by the Investment Adviser, or its affiliates or the Portfolio’s custodian and from which the Investment Adviser or its affiliates may receive fees. To the extent that cash collateral is so invested, such collateral will be subject to market depreciation or appreciation, and the Portfolio and/or an Underlying Fund will be responsible for any loss that might result from its investment of the borrowers’ collateral. If an investment adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1⁄3% of the value of the total assets of the Portfolio and/or an Underlying Fund (including the loan collateral). Loan collateral (including any investment of the collateral) is not subject to the percentage limitations described elsewhere in the Prospectus or non-fundamental investment policies applicable to the Portfolio and/or an Underlying Fund regarding investments in fixed income securities and cash equivalents.

The Portfolio and/or an Underlying Fund may lend its securities to increase its income. The Portfolio and/or an Underlying Fund may, however, experience delay in the recovery of its securities or incur a loss if the institution with which it has engaged in a portfolio loan transaction becomes insolvent breaches its agreement with the Portfolio, an Underlying Fund or an agent.

Short Sales Against-the-Box (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may make short sales against-the-box. A short sale against-the-box means that at all times when a short position is open the Portfolio and/or an Underlying Fund will own an equal amount of securities sold short, or securities convertible into or exchangeable for, without the payment of any further consideration, an equal amount of the securities of the same issuer as the securities sold short.

Mortgage Dollar Rolls (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may enter into “mortgage dollar rolls.” In mortgage dollar rolls, the Portfolio and/or an Underlying Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio and/or an Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Portfolio and/or an Underlying Fund benefits to the extent of any difference between (i) the price received for the securities sold and (ii) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Portfolio and/or an Underlying Fund’s performance.

Successful use of mortgage dollar rolls depends upon an investment adviser’s ability to predict correctly interest rates and mortgage prepayments. If the investment adviser is incorrect in its prediction, the Portfolio and/or an Underlying Fund may experience a loss. The Portfolio and Underlying Funds do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

Borrowings (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of their total assets (including the amount borrowed or received) for temporary or emergency purposes.

Borrowings involve leveraging. If the securities held by the Portfolio and/or an Underlying Fund decline in value while these transactions are outstanding, the NAV of the Portfolio’s and/or an Underlying Fund’s outstanding shares will decline in value by proportionately more than the decline in value of securities.

Reverse Repurchase Agreements (The Portfolio and one or more Underlying Funds).  The Portfolio and/or an Underlying Fund may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio and/or an Underlying Fund will sell portfolio securities to dealers in U.S. Government Securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. In the case of the Portfolio and certain Underlying Funds, these reverse repurchase agreements may involve foreign government securities. Reverse

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APPENDIX A

repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio and/or an Underlying Fund relinquishes may decline below the price the Portfolio and/or an Underlying Fund must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of a Portfolio’s and/or an Underlying Fund’s outstanding shares.

Equity Investments. (The Portfolio and one or more Underlying Funds). After its purchase, a portfolio investment (such as a convertible debt obligation) may convert to an equity security. Alternatively, the Portfolio and/or an Underlying Fund may acquire equity securities in connection with a restructuring event related to one or more of its investments. If this occurs, the Portfolio and/or Underlying Fund may continue to hold the investment if the Investment Adviser believes it is in the best interest of the Portfolio or Underlying Fund and its shareholders.

Asset Segregation (The Portfolio and the Underlying Funds).  As investment companies registered with the SEC, the Portfolio and/or an Underlying Fund must identify on its books (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or SEC staff-approved or other appropriate measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of swaps, futures contracts, options, forward contracts and other derivative instruments that do not cash settle, for example, the Portfolio and/or an Underlying Fund must identify on its books liquid assets equal to the full notional amount of the instrument while the positions are open, to the extent there is not a permissible offsetting position or a contractual “netting” agreement with respect to swaps (other than credit default swaps where the Portfolio and/or an Underlying Fund is the protection seller). However, with respect to certain swaps, futures contracts, options, forward contracts and other derivative instruments that are required to cash settle, the Portfolio and/or an Underlying Fund may identify liquid assets in an amount equal to the Portfolio’s and/or an Underlying Fund’s daily marked-to-market net obligations (i.e., the Portfolio’s and/or an Underlying Fund’s daily net liability) under the instrument, if any, rather than its full notional amount. Forwards and futures that do not cash settle may be treated as cash settled for asset segregation purposes when the Portfolio and/or an Underlying Fund has entered into a contractual arrangement with a third party futures commission merchant or other counterparty to offset the Portfolio’s and/or an Underlying Fund’s exposure under the contract and, failing that, to assign its delivery obligation under the contract to the counterparty. The Portfolio and Underlying Funds reserve the right to modify their asset segregation policies in the future in their discretion, consistent with the Investment Company Act and SEC or SEC staff guidance. By identifying assets equal to only its net obligations under certain instruments, the Portfolio and/or an Underlying Fund will have the ability to employ leverage to a greater extent than if the Portfolio and/or an Underlying Fund were required to identify assets equal to the full notional amount of the instrument.

83

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five years (or less if the Portfolio has been in operation for less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s most recent annual report (available upon request).

	Goldman Sachs Tactical Tilt Overlay Fund
	Class P Shares
	Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.87	$9.76

Net investment income(b)	0.20	0.14

Net realized and unrealized loss	(0.15)	(0.03)

Total from investment operations	0.05	0.11

Distributions to shareholders from net investment income	(0.26)	—

Net asset value, end of period	$9.66	$9.87

Total return(c)	0.59%	1.13%

Net assets, end of period (in 000s)	$3,190,855	$4,045,246

Ratio of net expenses to average net assets(d)	0.72%	0.71	%(e)

Ratio of total expenses to average net assets(d)	0.78%	0.77	%(e)

Ratio of net investment income to average net assets	2.07%	3.80	%(e)

Portfolio turnover rate(f)	46%	41%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

84

Appendix C

Prior Performance of Similarly Advised Accounts of the Investment Adviser

The Investment Adviser manages other advisory accounts that have investment objectives, policies and strategies substantially similar to those of the Portfolio. The following table sets forth the historical performance data of all accounts managed by the Investment Adviser with investment objectives, policies and strategies substantially similar to those of the Portfolio (the “Composite Account”). The information is provided to illustrate the past performance of the Investment Adviser in managing the Composite Account as measured against the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index, and does not represent the performance of the Portfolio. The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index is unmanaged, and investors cannot invest directly in the index.

Investors should not consider this performance data a substitute for the performance of the Portfolio, nor should investors consider this data an indication of the future performance of the Portfolio, the Composite Account or of the Investment Adviser.

	Average Annual Total Returns For The Periods Ended 12/31/18

	1 Year	5 Year	Since Inception November 1, 2011
Composite Account Performance (applying approximate Class P Shares expenses)	(2.65)%	0.39%	3.68%
ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index	2.37%	1.47%	0.80%

Calendar Year	Composite Account Performance (applying approximate Class P Shares expenses)	Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index
2018	(2.65)%	2.37%
2017	0.61%	1.29%
2016	3.26%	0.76%
2015	1.59%	0.32%
2014	1.14%	0.24%
2013	11.51%	0.27%
2012	13.11%	0.44%
2011 (commenced November 1, 2011)	(1.22)%	0.09%

The performance information with respect to the Composite Account is shown net of applicable estimated total annual operating expenses of the Portfolio’s and Class P Shares, without provision for federal and state taxes, if any.

The Composite Account is not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the Investment Company Act and Subchapter M of the Code. Consequently, the performance results of the Investment Adviser’s Composite Account could have been adversely affected if the Composite Account had been regulated as an investment company under the federal securities laws. In addition, the investments held by the Portfolio will not be identical to the investments held by the Composite Account for the periods shown above. Accordingly, the future performance of the Portfolio will differ from the performance of the Composite Account.

85

Tactical Tilt Overlay Fund Prospectus (Class P Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the Portfolio’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Portfolio and its policies is also available in the Portfolio’s SAI. The SAI is incorporated by reference into the Prospectus (i.e., is legally considered part of the Prospectus).

The Portfolio’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Portfolio’s website: https://www.gsam.com/content/gsam/us/en/advisors/fund-center/summary-prospectuses.html.

From time to time, certain announcements and other information regarding the Portfolio may be found at http://www.gsamfunds.com/announcements-ind for individual investors, or

http://www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

⬛ By telephone:	1-800-621-2550

⬛ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306

⬛ On the Internet:	SEC EDGAR database – http://www.sec.gov

Other information about the Portfolio is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

TACTPRO-19PV2	The Portfolios’ investment company registration number is 811-05349. GSAM® is a registered service mark of Goldman Sachs & Co. LLC.